Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)1
Australia (4.4%)
	JB Hi-Fi Ltd.	315,162	8,288
*	Saracen Mineral Holdings Ltd.	3,062,952	8,256
	carsales.com Ltd.	595,079	6,774
	Reliance Worldwide Corp. Ltd.	2,199,407	6,543
	Link Administration Holdings Ltd.	1,440,108	6,489
	Steadfast Group Ltd.	2,341,892	5,951
	IGO Ltd.	1,349,657	5,451
	Cromwell Property Group	6,660,409	5,434
	Nine Entertainment Co. Holdings Ltd.	4,055,311	5,016
	Appen Ltd.	301,279	4,967
*	NEXTDC Ltd.	952,348	4,763
	nib holdings Ltd.	1,273,184	4,559
	Pendal Group Ltd.	770,173	4,507
	Charter Hall Long Wale REIT	1,184,553	4,485
	Breville Group Ltd.	362,207	4,462
	IRESS Ltd.	478,749	4,424
	Mineral Resources Ltd.	384,261	4,320
	Regis Resources Ltd.	1,303,403	3,996
	BWP Trust	1,353,080	3,692
	St. Barbara Ltd.	1,928,508	3,595
*	GrainCorp Ltd. Class A	638,860	3,546
2	Viva Energy Group Ltd.	2,951,075	3,357
	Bapcor Ltd.	792,566	3,312
	AP Eagers Ltd.	540,679	3,220
	Charter Hall Retail REIT	1,019,524	3,194
	Healius Ltd.	1,599,486	3,131
^	Credit Corp. Group Ltd.	129,622	3,046
	PolyNovo Ltd.	1,634,034	3,022
	National Storage REIT	2,086,686	2,991
	Premier Investments Ltd.	224,918	2,958
*	Nanosonics Ltd.	646,716	2,948
^	InvoCare Ltd.	324,804	2,895
	Monadelphous Group Ltd.	245,151	2,833
*	Lynas Corp. Ltd.	1,922,640	2,792
	Webjet Ltd.	359,522	2,788
^	Corporate Travel Management Ltd.	233,411	2,743
	IPH Ltd.	440,505	2,667
*	Perseus Mining Ltd.	3,256,095	2,590
	Abacus Property Group	1,016,719	2,559
	EML Payments Ltd.	716,059	2,482
	Super Retail Group Ltd.	397,193	2,473
	Bingo Industries Ltd.	1,330,545	2,457
*	Mesoblast Ltd.	1,257,380	2,455
	Ingenia Communities Group	754,599	2,404
	Viva Energy REIT	1,300,569	2,399
	Silver Lake Resources Ltd.	2,129,583	2,360
	Technology One Ltd.	416,361	2,330
*	Gold Road Resources Ltd.	2,369,986	2,282
	ARB Corp. Ltd.	184,564	2,270

	Growthpoint Properties Australia Ltd.	779,412	2,267
	Aventus Group	1,132,431	2,262
^	Blackmores Ltd.	36,939	2,191
	Brickworks Ltd.	162,991	2,154
	NRW Holdings Ltd.	1,039,630	2,139
	Zip Co. Ltd.	807,197	2,116
	Elders Ltd.	424,705	2,090
	Avita Medical Ltd.	4,746,360	2,047
*	IMF Bentham Ltd.	643,129	2,025
	Centuria Metropolitan REIT	974,420	1,954
	Clinuvel Pharmaceuticals Ltd.	106,478	1,946
	Perenti Global Ltd.	1,914,047	1,940
	Costa Group Holdings Ltd.	1,063,286	1,935
	GUD Holdings Ltd.	240,937	1,916
*	Resolute Mining Ltd.	2,388,346	1,876
	Pro Medicus Ltd.	116,478	1,836
	Sandfire Resources Ltd.	469,854	1,726
^	Bega Cheese Ltd.	593,671	1,720
	Arena REIT	828,781	1,710
	GWA Group Ltd.	716,958	1,703
	Centuria Industrial REIT	695,694	1,694
	Collins Foods Ltd.	297,749	1,693
	Tassal Group Ltd.	576,030	1,647
	G8 Education Ltd.	1,289,342	1,635
	Service Stream Ltd.	927,981	1,615
	Ramelius Resources Ltd.	1,731,861	1,553
	Select Harvests Ltd.	265,847	1,509
	Charter Hall Social Infrastructure REIT	637,208	1,481
*	Cooper Energy Ltd.	3,814,765	1,422
	oOh!media Ltd.	615,186	1,382
*	Emeco Holdings Ltd. (XASX)	907,108	1,367
	Genworth Mortgage Insurance Australia Ltd.	553,636	1,349
*	Mayne Pharma Group Ltd.	4,269,219	1,281
*	Westgold Resources Ltd.	859,450	1,278
	PointsBet Holdings Pty Ltd.	346,611	1,268
	Jumbo Interactive Ltd.	143,294	1,264
	GDI Property Group	1,215,075	1,254
	McMillan Shakespeare Ltd.	146,320	1,251
	Southern Cross Media Group Ltd.	2,144,466	1,245
*,^	Orocobre Ltd.	603,104	1,237
	Western Areas Ltd.	726,813	1,230
	Inghams Group Ltd.	517,139	1,215
	Netwealth Group Ltd.	227,650	1,214
	Sigma Healthcare Ltd.	2,952,236	1,178
	Mount Gibson Iron Ltd.	1,900,292	1,140
*,^	nearmap Ltd.	1,019,099	1,128
	FlexiGroup Ltd.	811,053	1,126
	Freedom Foods Group Ltd.	351,570	1,126
	Rural Funds Group	909,334	1,123
	Lovisa Holdings Ltd.	146,405	1,079
2	Coronado Global Resources Inc.	802,150	1,078
	Estia Health Ltd.	658,421	1,076
	SmartGroup Corp. Ltd.	234,311	1,054
*,^	Pilbara Minerals Ltd.	5,347,361	1,031
	SeaLink Travel Group Ltd.	357,565	1,030
*	Pact Group Holdings Ltd.	561,898	1,030
	Integral Diagnostics Ltd.	380,490	1,023

	Accent Group Ltd.	907,710	1,020
	Australian Pharmaceutical Industries Ltd.	1,107,666	969
	Infigen Energy	1,827,398	959
	Carnarvon Petroleum Ltd.	4,077,083	936
*	Australian Agricultural Co. Ltd.	1,238,061	920
	Hotel Property Investments	395,491	900
	HUB24 Ltd.	124,355	893
	Cedar Woods Properties Ltd.	167,395	891
*	Eclipx Group Ltd.	834,933	885
^	BWX Ltd.	309,960	858
	AMA Group Ltd.	1,386,500	841
*	Starpharma Holdings Ltd.	1,027,690	816
	Village Roadshow Ltd.	294,712	793
^	New Hope Corp. Ltd.	622,816	772
*	Karoon Energy Ltd.	1,002,320	768
	HT&E Ltd.	671,978	764
*,^	Galaxy Resources Ltd.	1,101,102	740
*	Asaleo Care Ltd.	1,009,516	728
*	Senex Energy Ltd.	3,483,111	721
	Jupiter Mines Ltd.	3,710,480	714
	Navigator Global Investments Ltd.	331,503	707
*,^	Myer Holdings Ltd.	2,247,420	655
	Aurelia Metals Ltd.	2,220,542	655
^	Bubs Australia Ltd.	1,181,598	631
	OFX Group Ltd.	612,285	616
	Data#3 Ltd.	198,781	596
	Regis Healthcare Ltd.	366,733	587
*,^	Dacian Gold Ltd.	591,441	567
	Virtus Health Ltd.	169,337	487
	MACA Ltd.	723,581	462
	SG Fleet Group Ltd.	310,666	455
	Japara Healthcare Ltd.	704,274	454
*	Superloop Ltd.	716,730	418
*	Seven West Media Ltd.	2,462,172	405
*,^	Syrah Resources Ltd.	1,131,216	375
	WPP AUNZ Ltd.	907,061	349
^	SpeedCast International Ltd.	631,077	329
	Vita Group Ltd.	397,092	313
*	Clean TeQ Holdings Ltd.	1,509,832	245
	Electro Optic Systems Holdings Ltd.	34,040	237
*,^	New Century Resources Ltd.	1,555,577	224
	Paradigm Biopharmaceuticals Ltd.	76,734	213
*	Ainsworth Game Technology Ltd.	408,055	199
	Intega Group Ltd.	601,765	172
*	Liquefied Natural Gas Ltd.	1,676,153	172
*	Cardno Ltd.	565,257	149
	Decmil Group Ltd.	546,477	149
	Emeco Holdings Ltd.	88,154	135
	MyState Ltd.	25,856	94
	Codan Ltd.	12,966	66
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			301,339
Austria (0.8%)
	Wienerberger AG	321,421	9,119
	CA Immobilien Anlagen AG	191,978	8,447
2	BAWAG Group AG	179,538	7,760

	IMMOFINANZ AG	230,602	6,399
	S IMMO AG	130,939	3,508
	Oesterreichische Post AG	91,749	3,483
	Lenzing AG	37,078	2,931
	UNIQA Insurance Group AG	308,193	2,915
	DO & CO AG	18,368	1,832
	EVN AG	81,876	1,615
	Strabag SE	44,697	1,491
	Schoeller-Bleckmann Oilfield Equipment AG	30,903	1,420
	Flughafen Wien AG	27,753	1,123
	Palfinger AG	28,395	879
*	Zumtobel Group AG	78,630	772
	Agrana Beteiligungs AG	30,612	651
^	Porr AG	26,382	460
	Kapsch TrafficCom AG	13,295	392
			55,197
Belgium (1.6%)
	Cofinimmo SA	71,997	11,476
	Warehouses De Pauw CVA	349,529	9,990
	Elia System Operator SA/NV	98,075	9,458
	Aedifica SA	68,528	9,270
	Barco NV	27,065	6,730
	KBC Ancora	99,302	4,946
	Euronav NV	445,363	4,425
	D'ieteren SA/NV	63,680	4,110
	Ontex Group NV	223,141	4,044
	Fagron	170,226	3,941
^	Melexis NV	51,457	3,657
	Befimmo SA	59,129	3,638
	Montea C.V.A	35,078	3,469
	Gimv NV	51,842	3,194
	bpost SA	279,933	2,790
	Retail Estates NV	27,675	2,541
	Bekaert SA	97,114	2,465
*	Tessenderlo Chemie NV (Voting Shares)	72,229	2,430
*	AGFA-Gevaert NV	468,859	2,303
	Kinepolis Group NV	35,785	2,207
	Cie d'Entreprises CFE	19,503	2,127
	Orange Belgium SA	78,898	1,604
*,^	Mithra Pharmaceuticals SA	38,813	1,051
	Econocom Group SA/NV	345,020	981
	EVS Broadcast Equipment SA	36,634	827
*	Viohalco SA	178,808	715
*,^	Ion Beam Applications	56,066	645
	Wereldhave Belgium Comm VA	6,436	598
	Van de Velde NV	16,128	501
			106,133
Brazil (1.6%)
	TOTVS SA	432,104	7,532
	Qualicorp Consultoria e Corretora de Seguros SA	663,600	6,424
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	710,904	5,279
	Cia de Saneamento do Parana	187,200	4,432
	Metalurgica Gerdau SA Preference Shares Class A	1,795,400	3,995
	MRV Engenharia e Participacoes SA	806,500	3,930
	Linx SA	453,134	3,610
*	Marfrig Global Foods SA	1,332,603	3,414

Cia de Locacao das Americas	612,434	3,376
Iguatemi Empresa de Shopping Centers SA	239,800	2,984
Light SA	542,100	2,899
Aliansce Sonae Shopping Centers sa	235,537	2,892
Duratex SA	759,400	2,784
Cia de Saneamento de Minas Gerais-COPASA	171,370	2,697
Ez Tec Empreendimentos e Participacoes SA	197,222	2,560
* EcoRodovias Infraestrutura e Logistica SA	549,800	2,276
* Gol Linhas Aereas Inteligentes SA Preference Shares	274,100	2,192
Eneva SA	205,125	2,095
Cia Hering	348,200	2,018
Alupar Investimento SA	290,509	2,007
Movida Participacoes SA	366,000	1,799
Iochpe Maxion SA	354,544	1,798
Marcopolo SA Preference Shares	1,554,532	1,757
* Cosan Logistica SA	361,700	1,746
Banco Inter SA	157,252	1,731
Arezzo Industria e Comercio SA	120,200	1,692
Construtora Tenda SA	200,336	1,674
BK Brasil Operacao e Assessoria a Restaurantes SA	431,600	1,649
Guararapes Confeccoes SA	240,800	1,632
Randon Participacoes SA Preference Shares	502,788	1,597
* Minerva SA	567,792	1,582
AES Tiete Energia SA	436,365	1,554
Smiles Fidelidade SA	160,200	1,439
Grupo SBF SA	152,700	1,407
Omega Geracao SA	145,600	1,350
SLC Agricola SA	247,200	1,315
Santos Brasil Participacoes SA	727,230	1,277
* BR Properties SA	333,306	1,212
2 Ser Educacional SA	164,698	1,176
* Even Construtora e Incorporadora SA	300,322	1,173
Unipar Carbocloro SA Preference Shares	132,426	1,011
Anima Holding SA	108,862	938
Tupy SA	156,031	907
Instituto Hermes Pardini SA	126,200	863
Mahle-Metal Leve SA	112,500	817
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	193,972	796
Wiz Solucoes e Corretagem de Seguros SA	213,600	779
Direcional Engenharia SA	201,994	770
Alliar Medicos A Frente SA	149,100	732
Camil Alimentos SA	344,900	724
Enauta Participacoes SA	189,900	723
2 Banco Inter SA Preference Shares	131,600	490
LOG Commercial Properties e Participacoes SA	64,765	478
JHSF Participacoes SA	219,200	403
Dimed SA Distribuidora da Medicamentos	2,489	327
* Dommo Energia SA	304,080	129
		110,843
Canada (14.3%)
Open Text Corp.	719,404	32,377
^ Emera Inc.	665,007	29,627
CAE Inc.	741,275	21,985
^ Algonquin Power & Utilities Corp.	1,429,589	21,886
Kirkland Lake Gold Ltd.	519,408	21,300
WSP Global Inc.	291,175	20,693

	Canadian Apartment Properties REIT	444,405	19,007
*	Kinross Gold Corp.	3,458,388	17,535
	CCL Industries Inc. Class B	409,796	17,282
	iA Financial Corp. Inc.	295,477	16,261
	Gildan Activewear Inc.	558,997	15,489
^	Keyera Corp.	587,464	15,328
	First Quantum Minerals Ltd.	1,899,517	14,870
	Onex Corp.	228,852	14,682
	TMX Group Ltd.	155,191	14,359
^	Parkland Fuel Corp.	404,129	14,062
	Allied Properties REIT	323,657	13,505
	Pan American Silver Corp.	574,179	13,198
	H&R REIT	794,103	12,835
	Ritchie Bros Auctioneers Inc.	300,426	12,683
*	Air Canada Class B	363,987	12,193
	AltaGas Ltd.	756,389	12,180
	B2Gold Corp.	2,795,221	12,103
	Element Fleet Management Corp.	1,197,282	11,499
^	SNC-Lavalin Group Inc.	489,610	11,262
	Toromont Industries Ltd.	217,586	11,205
	Empire Co. Ltd.	477,124	11,068
	Yamana Gold Inc.	2,642,507	10,763
^	CI Financial Corp.	601,327	10,537
*	Descartes Systems Group Inc.	233,973	10,489
*	Stars Group Inc. (XTSE)	434,909	10,378
	Lundin Mining Corp.	1,779,920	9,334
	Stantec Inc.	308,705	9,179
	Cameco Corp.	1,100,866	8,876
*	Detour Gold Corp.	492,018	8,811
	Boyd Group Services Inc.	55,054	8,652
	FirstService Corp.	85,406	8,403
	BlackBerry Ltd.	1,378,972	8,398
	SmartCentres REIT	351,810	8,350
	Atco Ltd.	208,058	8,115
	Granite REIT	149,811	8,095
	Gibson Energy Inc.	399,906	8,026
	Capital Power Corp.	291,663	7,980
	Quebecor Inc.	319,317	7,924
	Finning International Inc.	457,434	7,912
	Choice Properties REIT	709,953	7,843
	Colliers International Group Inc.	96,659	7,837
	Northland Power Inc.	323,083	7,273
	Tourmaline Oil Corp.	701,694	7,078
^	PrairieSky Royalty Ltd.	644,859	7,070
	TFI International Inc.	220,083	7,048
^	Cronos Group Inc.	953,170	6,864
	Alamos Gold Inc. Class A	1,084,960	6,846
	Methanex Corp.	210,774	6,834
	West Fraser Timber Co. Ltd.	165,413	6,627
^	Premium Brands Holdings Corp.	89,753	6,609
	Chartwell Retirement Residences	595,892	6,340
*	SSR Mining Inc.	345,858	6,335
	First Capital REIT	374,310	6,129
*	Parex Resources Inc.	384,282	6,083
*,^	NovaGold Resources Inc.	660,895	6,028
^	Canadian Western Bank	240,855	5,955
	TransAlta Corp.	790,740	5,903

*	Kinaxis Inc.	70,582	5,860
^	Cott Corp.	370,587	5,671
^	Vermilion Energy Inc.	387,725	5,596
*	Pretium Resources Inc.	509,343	5,546
^	Cominar REIT	502,258	5,530
*	Bombardier Inc. Class B	5,875,309	5,461
^	BRP Inc.	102,699	5,243
^	ARC Resources Ltd.	975,641	5,175
	Crescent Point Energy Corp.	1,517,831	5,001
	Innergex Renewable Energy Inc.	349,412	4,964
*,^	Canada Goose Holdings Inc.	164,332	4,922
*	Centerra Gold Inc.	604,259	4,840
*	Great Canadian Gaming Corp.	156,823	4,722
*	Ivanhoe Mines Ltd.	1,816,522	4,694
*,^	First Majestic Silver Corp.	451,888	4,555
^	Genworth MI Canada Inc.	102,436	4,520
	Cineplex Inc.	175,491	4,478
^	Stella-Jones Inc.	153,382	4,342
*	Endeavour Mining Corp.	210,076	4,302
	Enghouse Systems Ltd.	108,028	4,279
*,^	Aurora Cannabis Inc.	2,250,910	4,252
	Maple Leaf Foods Inc.	216,587	4,242
	Linamar Corp.	128,404	4,230
	Whitecap Resources Inc.	1,130,425	4,117
	Norbord Inc.	135,419	3,977
^	Osisko Gold Royalties Ltd.	397,665	3,966
*	Alacer Gold Corp.	830,133	3,902
*	IAMGOLD Corp.	1,292,310	3,857
*,^	Home Capital Group Inc. Class B	161,279	3,845
^	Laurentian Bank of Canada	117,020	3,798
^	Boardwalk REIT	105,393	3,761
*	Seven Generations Energy Ltd. Class A	728,956	3,657
	OceanaGold Corp.	1,734,078	3,630
	NFI Group Inc.	155,624	3,601
*	MEG Energy Corp.	692,592	3,538
	Superior Plus Corp.	396,081	3,457
*	Torex Gold Resources Inc.	240,288	3,306
^	TransAlta Renewables Inc.	263,734	3,298
	Enerplus Corp.	634,035	3,234
*	Eldorado Gold Corp.	444,402	3,230
^	Dream Office REIT	130,564	3,211
*	ATS Automation Tooling Systems Inc.	206,004	3,165
	Winpak Ltd.	85,849	3,137
^	Northview Apartment REIT	131,709	3,056
^	Artis REIT	340,675	3,035
	Russel Metals Inc.	171,918	2,790
^	North West Co. Inc.	133,519	2,781
*	Celestica Inc.	305,521	2,766
	ECN Capital Corp.	620,193	2,624
*,^	Aphria Inc.	558,027	2,610
	Cogeco Communications Inc.	31,588	2,480
^	Transcontinental Inc. Class A	204,764	2,408
	Hudson's Bay Co.	282,683	2,335
^	Martinrea International Inc.	230,102	2,243
	Aecon Group Inc.	165,904	2,158
^	Pason Systems Inc.	210,510	2,100
^	Corus Entertainment Inc. Class B	546,261	2,072

	Hudbay Minerals Inc.	658,249	2,019
*	SEMAFO Inc.	945,763	1,994
	Enerflex Ltd.	248,297	1,899
	Mullen Group Ltd.	273,183	1,864
	Turquoise Hill Resources Ltd.	2,771,800	1,801
*	Baytex Energy Corp.	1,496,354	1,628
	Lightspeed POS Inc.	49,007	1,592
	ShawCor Ltd.	199,254	1,584
	Cascades Inc.	183,586	1,569
*	Canfor Corp.	174,621	1,569
^	Westshore Terminals Investment Corp.	127,594	1,550
^	Secure Energy Services Inc.	427,856	1,471
^	First National Financial Corp.	44,126	1,279
*	Kelt Exploration Ltd.	424,596	1,219
^	TORC Oil & Gas Ltd.	399,915	1,160
*	Paramount Resources Ltd. Class A	195,349	892
	Stars Group Inc. (XNGS)	20,682	493
	Morguard REIT	42,596	405
	Just Energy Group Inc.	290,931	405
	Aurinia Pharmaceuticals Inc.	12,700	233
*	Sunshine Oilsands Ltd.	7,918,918	41
*,§	Great Basin Gold Ltd.	345,634	—
			967,635
Chile (0.1%)
	Vina Concha y Toro SA	939,396	1,687
	CAP SA	203,336	1,209
*	Cia Sud Americana de Vapores SA	38,263,659	1,203
	Inversiones Aguas Metropolitanas SA	1,217,813	1,141
	SONDA SA	1,376,734	1,065
	SMU SA	5,892,624	1,022
	Inversiones La Construccion SA	92,777	846
	Ripley Corp. SA	1,794,660	838
	Salfacorp SA	930,696	483
	Besalco SA	682,175	337
	Forus SA	227,549	312
	Empresas Tricot SA	331,621	214
			10,357
China (4.0%)
*	Zai Lab Ltd. ADR	101,345	5,168
	SSY Group Ltd.	3,949,324	3,610
	China Lesso Group Holdings Ltd.	2,609,812	3,355
^	Chinasoft International Ltd.	5,386,304	3,145
2	A-Living Services Co. Ltd.	925,000	3,062
	Yuzhou Properties Co. Ltd.	6,102,896	2,816
	HUYA Inc. ADR	151,263	2,705
*	BEST Inc.	507,948	2,697
2	Hua Hong Semiconductor Ltd.	1,079,540	2,577
	China Yongda Automobiles Services Holdings Ltd.	2,428,500	2,577
	Fanhua Inc. ADR	108,213	2,555
*	Canadian Solar Inc.	126,273	2,532
	China SCE Group Holdings Ltd.	4,713,000	2,476
^	Luckin Coffee Inc. ADR	74,452	2,419
	LexinFintech Holdings Ltd. ADR	179,630	2,389
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,774,240	2,374
	Kaisa Group Holdings Ltd.	5,685,000	2,357
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	402,315	2,306

	China Oriental Group Co. Ltd.	6,710,000	2,305
	Greentown Service Group Co. Ltd.	2,174,000	2,293
2	Fu Shou Yuan International Group Ltd.	2,576,000	2,162
	Powerlong Real Estate Holdings Ltd.	3,946,000	2,160
	China Overseas Property Holdings Ltd.	3,560,000	2,159
	Yuexiu REIT	3,256,207	2,137
	China Overseas Grand Oceans Group Ltd.	3,246,500	2,121
*	21Vianet Group Inc. ADR	228,764	2,114
*,^	Baozun Inc.	67,799	2,041
	Gemdale Properties & Investment Corp. Ltd.	15,062,000	2,032
	China Water Affairs Group Ltd.	2,599,600	2,028
	Hollysys Automation Technologies Ltd.	122,525	1,827
2	China Yuhua Education Corp. Ltd.	2,610,000	1,807
	Digital China Holdings Ltd.	3,496,588	1,775
	Will Semiconductor Ltd. Class A	69,979	1,759
	Pou Sheng International Holdings Ltd.	5,841,000	1,740
	Vinda International Holdings Ltd.	716,873	1,733
	IGG Inc.	2,416,000	1,680
	Ronshine China Holdings Ltd.	1,548,000	1,637
*	JinkoSolar Holding Co. Ltd. ADR	87,314	1,633
	Tong Ren Tang Technologies Co. Ltd.	1,750,516	1,620
	NetDragon Websoft Holdings Ltd.	665,590	1,608
	Fufeng Group Ltd.	4,099,864	1,584
	Zhongyu Gas Holdings Ltd.	1,741,000	1,569
	Yuexiu Transport Infrastructure Ltd.	1,798,000	1,566
	Zhenro Properties Group Ltd.	2,485,000	1,536
	DouYu International Holdings Ltd. ADR	187,151	1,514
	Asia Cement China Holdings Corp.	1,195,500	1,501
2	Midea Real Estate Holding Ltd.	534,800	1,495
	China Maple Leaf Educational Systems Ltd.	4,170,000	1,486
	Skyworth Group Ltd.	5,514,497	1,472
*,2	China Logistics Property Holdings Co. Ltd.	3,730,000	1,462
*	Q Technology Group Co. Ltd.	1,001,000	1,411
	Lonking Holdings Ltd.	5,366,313	1,408
2	Genertec Universal Medical Group Co. Ltd.	1,978,309	1,352
	Xtep International Holdings Ltd.	2,977,879	1,348
	Dongyue Group Ltd.	2,946,000	1,339
	Comba Telecom Systems Holdings Ltd.	3,649,959	1,317
	China Suntien Green Energy Corp. Ltd.	5,106,762	1,316
	Shougang Concord International Enterprises Co. Ltd.	29,726,232	1,308
2	Zhou Hei Ya International Holdings Co. Ltd.	2,545,000	1,249
2	Shanghai Junshi Biosciences Co. Ltd.	408,000	1,245
	Daqo New Energy Corp. ADR	24,583	1,243
	Tianneng Power International Ltd.	1,856,468	1,243
	Road King Infrastructure Ltd.	734,346	1,233
	China Education Group Holdings Ltd.	1,001,000	1,225
	Tianli Education International Holdings Ltd.	2,756,000	1,219
^	Hisense Home Appliances Group Co. Ltd. (XHKG)	1,197,173	1,218
*	Bitauto Holdings Ltd. ADR	79,465	1,200
	Greatview Aseptic Packaging Co. Ltd.	2,956,000	1,179
	Sany Heavy Equipment International Holdings Co. Ltd.	2,370,000	1,146
	Bank of Chongqing Co. Ltd.	2,144,843	1,138
^	Qutoutiao Inc.	269,569	1,111
	Jinchuan Group International Resources Co. Ltd.	13,382,000	1,109
^,2	Redco Properties Group Ltd.	2,454,000	1,080
*,^,2	China Metal Resources Utilization Ltd.	2,572,000	1,075
	Tongda Group Holdings Ltd.	10,162,346	1,069

	Tiangong International Co. Ltd.	3,104,000	1,052
	Skyfame Realty Holdings Ltd.	8,070,000	1,046
	Sinopec Kantons Holdings Ltd.	2,663,962	1,037
2	Maoyan Entertainment	658,600	1,034
	Zhongliang Holdings Group Co. Ltd.	1,486,000	1,032
	China Tian Lun Gas Holdings Ltd.	1,221,400	1,027
*	Lifetech Scientific Corp.	5,706,058	1,022
*,^	Noah Holdings Ltd.	29,965	1,017
*	COFCO Meat Holdings Ltd.	4,798,000	1,014
	So-Young International Inc. ADR	83,092	1,010
	China Harmony New Energy Auto Holding Ltd.	1,950,000	999
	Beijing Capital Land Ltd.	3,793,000	992
	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	991
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	652,000	982
	China Dongxiang Group Co. Ltd.	9,493,000	976
*,^	Zhuguang Holdings Group Co. Ltd.	6,600,000	969
*	Sohu.com Ltd.	85,791	912
	West China Cement Ltd.	5,659,200	909
	Kasen International Holdings Ltd.	2,009,000	876
	Greenland Hong Kong Holdings Ltd.	2,296,000	866
	China Resources Medical Holdings Co. Ltd.	1,628,291	865
^	Texhong Textile Group Ltd.	811,000	846
*,§	SMI Holdings Group Ltd.	2,800,800	844
^	Ruhnn Holding Ltd. ADR	94,361	839
	Canvest Environmental Protection Group Co. Ltd.	1,975,000	835
	O-Net Technologies Group Ltd.	1,588,000	822
	Fantasia Holdings Group Co. Ltd.	4,602,000	821
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	766,000	814
	PAX Global Technology Ltd.	1,747,062	810
	China ZhengTong Auto Services Holdings Ltd.	3,037,000	808
	Consun Pharmaceutical Group Ltd.	1,569,000	804
	Hangzhou Steam Turbine Co. Ltd.	756,276	769
	TCL Electronics Holdings Ltd.	1,685,122	755
	Guangdong Provincial Expressway Development Co. Ltd.	981,694	754
*,^,§	Superb Summit International Group Ltd.	3,957,346	744
	China Lilang Ltd.	1,044,000	739
*	Hi Sun Technology China Ltd.	4,986,101	728
*,2	Yixin Group Ltd.	3,469,000	726
^,2	Yadea Group Holdings Ltd.	2,730,000	703
	China Shineway Pharmaceutical Group Ltd.	801,343	693
2	China Everbright Greentech Ltd.	1,468,000	692
*	Wise Talent Information Technology Co. Ltd.	306,400	687
2	Ascletis Pharma Inc.	1,285,000	682
	E-House China Enterprise Holdings Ltd.	771,600	665
	NOVA Group Holdings Ltd.	3,275,000	658
	Xingda International Holdings Ltd.	2,368,000	641
	JNBY Design Ltd.	551,500	639
	Shanghai Jin Jiang Capital Co. Ltd.	3,777,480	635
	Concord New Energy Group Ltd.	13,490,000	611
	China High Speed Transmission Equipment Group Co. Ltd.	964,300	576
*	Truly International Holdings Ltd.	4,379,000	571
2	IMAX China Holding Inc.	301,858	562
2	Shanghai Haohai Biological Technology Co. Ltd.	112,100	558
	FinVolution Group	275,609	557
	Shanghai Industrial Urban Development Group Ltd.	4,782,000	550
	Wasion Holdings Ltd.	1,381,454	545
	Inspur International Ltd.	1,501,203	537

^	Wisdom Education International Holdings Co. Ltd.	1,412,000	532
	Chaowei Power Holdings Ltd.	1,593,563	527
*,^	Sogou Inc. ADR	128,700	525
	Shanghai Highly Group Co. Ltd.	772,200	521
	Luthai Textile Co. Ltd.	536,692	514
	Ju Teng International Holdings Ltd.	2,223,002	511
	Colour Life Services Group Co. Ltd.	1,088,000	509
	China Merchants Land Ltd.	3,388,000	506
	INESA Intelligent Tech Inc.	810,306	501
	Huangshan Tourism Development Co. Ltd. Class B	591,100	494
	Anton Oilfield Services Group	5,299,298	489
	Sinofert Holdings Ltd.	4,938,000	480
	Wuhu Token Science Co. Ltd.	271,110	480
*	Harbin Electric Co. Ltd.	1,829,813	478
	Qingling Motors Co. Ltd.	2,042,929	477
	TongFu Microelectronics Co. Ltd. Class A	136,000	473
*	Qudian Inc. ADR	163,600	471
	Shanghai Fudan Microelectronics Group Co. Ltd.	680,000	471
*	China Modern Dairy Holdings Ltd.	3,703,000	459
*,^	Beijing Gas Blue Sky Holdings Ltd.	17,272,000	459
	Shandong Airlines Co. Ltd. Class B	389,048	452
	Centre Testing International Group Co. Ltd.	194,500	449
	Shanghai Diesel Engine Co. Ltd. Class B	994,300	443
	Dongjiang Environmental Co. Ltd.	579,800	439
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	748,000	435
	Guorui Properties Ltd.	2,202,000	433
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	155,250	426
	Tianshui Huatian Technology Co. Ltd.	324,500	426
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	61,500	423
*	Goodbaby International Holdings Ltd.	2,292,000	420
	Nanyang Topsec Technologies Group Inc. Class A	134,400	414
*	HC Group Inc.	1,581,000	411
	China Fangda Group Co. Ltd.	1,012,400	409
	CPMC Holdings Ltd.	1,080,000	408
	Asymchem Laboratories Tianjin Co. Ltd. Class A	18,655	403
	Ajisen China Holdings Ltd.	1,424,408	401
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	28,900	400
*,2	Haichang Ocean Park Holdings Ltd.	4,348,000	398
	Eastern Communications Co. Ltd.	748,650	395
	Shandong Sinocera Functional Material Co. Ltd.	111,800	394
	Guangzhou Kingmed Diagnostics Group Co. Ltd.	53,900	391
	CITIC Resources Holdings Ltd.	6,744,000	385
	Tianjin Port Development Holdings Ltd.	4,295,976	384
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	53,400	379
	Beijing Thunisoft Corp. Ltd. Class A	95,300	378
2	CGN New Energy Holdings Co. Ltd.	2,964,720	372
	Lee's Pharmaceutical Holdings Ltd.	689,000	370
	Weihai Guangwei Composites Co. Ltd.	54,229	361
	Dawnrays Pharmaceutical Holdings Ltd.	1,925,000	359
*	Beijing Enterprises Clean Energy Group Ltd.	53,140,000	358
	Sinosoft Technology Group Ltd.	1,857,000	358
	Addsino Co. Ltd. Class A	189,300	357
	Hangzhou Silan Microelectronics Co. Ltd.	149,000	351
	Ovctek China Inc.	46,700	347
*,§	China Huiyuan Juice Group Ltd.	1,333,000	347
	Beijing E-Hualu Information Technology Co. Ltd.	66,295	347
	Visionox Technology Inc.	158,100	344

	Wuxi Taiji Industry Co. Ltd.	248,500	338
*	Honghua Group Ltd.	6,154,000	337
	Shenzhen Sunlord Electronics Co. Ltd.	94,900	332
	Fujian Star-net Communication Co. Ltd.	68,500	330
	Jiangsu Yangnong Chemical Co. Ltd.	36,500	330
	Accelink Technologies Co. Ltd.	80,000	328
	Hangjin Technology Co. Ltd.	81,200	322
*	GCL New Energy Holdings Ltd.	17,913,541	319
	Zhejiang Dingli Machinery Co. Ltd.	31,832	311
	Guangzhou Wondfo Biotech Co. Ltd.	35,500	309
*,2	Tian Ge Interactive Holdings Ltd.	1,365,000	306
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	21,150	305
*	Beijing Enterprises Medical	13,416,000	301
*	Kama Co. Ltd. Class B	646,212	300
	Glory Sun Financial Group Ltd.	6,373,374	300
	Xiamen International Port Co. Ltd.	2,449,000	297
*,^	Grand Baoxin Auto Group Ltd.	1,855,359	297
	MLS Co. Ltd.	151,400	296
*	China First Capital Group Ltd.	9,188,000	295
	Weiqiao Textile Co.	1,136,500	294
*	Shang Gong Group Co. Ltd. Class B	671,412	293
	Apeloa Pharmaceutical Co. Ltd. Class A	138,000	287
*,^	China Silver Group Ltd.	2,922,508	285
	Navtech Inc. Class A	66,600	283
*,§	CT Environmental Group Ltd.	6,439,760	282
	Hainan Poly Pharm Co. Ltd.	30,500	282
	Huizhou Desay Sv Automotive Co. Ltd. Class A	56,805	278
	Shenzhen SC New Energy Technology Corp.	35,400	278
	Longshine Technology Co. Ltd.	74,900	276
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	92,900	274
*	Lifestyle China Group Ltd.	1,025,370	274
	Jiangsu Yoke Technology Co. Ltd. Class A	57,200	274
	Chengzhi Co. Ltd.	145,300	273
	Chacha Food Co. Ltd.	52,800	271
	Chongqing Iron & Steel Co. Ltd. Class A	1,076,367	269
	C&S Paper Co. Ltd.	146,200	268
	Guangdong Provincial Expressway Development Co. Ltd. Class A	228,500	265
	Wuhan Jingce Electronic Group Co. Ltd.	28,892	263
	Tianjin Development Holdings Ltd.	976,000	260
	361 Degrees International Ltd.	1,644,000	258
	Grandblue Environment Co. Ltd.	90,200	255
	Huafon Microfibre Shanghai Technology Co. Ltd.	194,443	250
	Victory Giant Technology Huizhou Co. Ltd.	82,100	249
	Glory Sun Land Group Ltd.	2,450,000	247
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	188,160	242
	Beijing Easpring Material Technology Co. Ltd. Class A	53,600	241
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	67,300	240
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	240
	Shenzhen Sinovatio Technology Co. Ltd. Class A	12,592	240
	Henderson Investment Ltd.	3,014,000	240
*,^,§	National Agricultural Holdings Ltd.	1,560,000	239
	Minmetals Land Ltd.	1,550,000	239
	Quectel Wireless Solutions Co. Ltd. Class A	9,200	238
	PCI-Suntek Technology Co. Ltd. Class A	177,900	238
	Shenzhen Suntak Circuit Technology Co. Ltd.	90,800	237
2	Beijing Urban Construction Design & Development Group Co. Ltd.	815,000	236
	Inner Mongolia Eerduosi Resources Co. Ltd.	285,846	232

	Shenzhen Yinghe Technology Co. Ltd.	41,450	232
	B-Soft Co. Ltd.	85,700	231
	Shenzhen Capchem Technology Co. Ltd. Class A	44,400	230
	Jiajiayue Group Co. Ltd. Class A	70,300	229
	China Tianying Inc. Class A	293,000	229
	Phoenix Media Investment Holdings Ltd.	3,591,783	228
	Tianjin Guangyu Development Co. Ltd. Class A	222,100	227
*	China LNG Group Ltd.	4,305,999	227
	Fangda Special Steel Technology Co. Ltd.	172,000	225
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	101,703	224
	BOE Varitronix Ltd.	766,000	223
*,§	Mingfa Group International Co. Ltd.	915,541	223
	Ecovacs Robotics Co. Ltd. Class A	70,440	222
*	Shanghai Phoenix Enterprise Group Co. Ltd.	510,200	222
	Shanghai Belling Co. Ltd.	82,200	222
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	20,900	218
	Guangdong Tapai Group Co. Ltd.	138,228	217
	CNHTC Jinan Truck Co. Ltd.	79,000	216
	Beijing BDStar Navigation Co. Ltd.	57,200	215
	Sailun Group Co. Ltd.	318,800	215
	Guangdong Hongda Blasting Co. Ltd.	63,400	215
	CCOOP Group Co. Ltd.	711,600	214
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	91,595	213
	Hubei Kaile Science & Technology Co. Ltd.	118,120	213
	Guocheng Mining Co. Ltd.	104,700	208
	Ming Yang Smart Energy Group Ltd. Class A	115,800	208
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	18,500	208
	Xiamen Faratronic Co. Ltd.	26,800	208
	Berry Genomics Co. Ltd. Class A	35,700	207
*	New World Department Store China Ltd.	1,284,666	206
	Shenzhen Kinwong Electronic Co. Ltd. Class A	29,800	206
*,2	Cogobuy Group	1,475,000	205
	Long Yuan Construction Group Co. Ltd.	181,700	204
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	93,600	203
	Xinhuanet Co. Ltd. Class A	54,600	202
	EVA Precision Industrial Holdings Ltd.	2,618,000	201
	Anhui Jinhe Industrial Co. Ltd.	58,900	200
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	200
	IKD Co. Ltd. Class A	101,100	199
	Guangdong Zhongsheng Pharmaceutical Co. Ltd.	95,500	198
	Aerospace CH UAV Co. Ltd.	114,086	196
	Xiamen Kingdomway Group Co. Class A	66,800	196
	JiuGui Liquor Co. Ltd.	37,900	196
	Saurer Intelligent Technology Co. Ltd.	225,400	196
	JC Finance & Tax Interconnect Holdings Ltd.	92,300	195
	Luoniushan Co. Ltd.	135,400	195
	Shenzhen Sunline Tech Co. Ltd.	56,800	193
	Jiangsu Guotai International Group Co. Ltd.	182,100	192
	China Minmetals Rare Earth Co. Ltd.	113,800	191
	Chengtun Mining Group Co. Ltd.	271,600	191
	Shanghai Kinetic Medical Co. Ltd.	85,048	190
	Zhejiang Huafeng Spandex Co. Ltd. Class A	196,900	189
	Ningbo Huaxiang Electronic Co. Ltd. Class A	74,200	189
	Hainan Strait Shipping Co. Ltd. Class A	93,000	188
	Beijing Global Safety Technology Co. Ltd. Class A	26,900	187
	Xinjiang Tianshan Cement Co. Ltd. Class A	122,700	186
	Xinyu Iron & Steel Co. Ltd.	278,063	186

Huafu Fashion Co. Ltd.	174,900	186
ArtGo Holdings Ltd.	6,290,000	185
Yantai Eddie Precision Machinery Co. Ltd. Class A	45,300	185
Sonoscape Medical Corp. Class A	47,200	185
Shanghai Weaver Network Co. Ltd. Class A	17,800	184
Grinm Advanced Materials Co. Ltd. Class A	99,600	184
Beijing SuperMap Software Co. Ltd.	53,000	183
Sichuan Shuangma Cement Co. Ltd.	89,400	182
Sunward Intelligent Equipment Co. Ltd. Class A	224,900	182
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	90,800	182
Tech-Bank Food Co. Ltd.	129,184	182
Tecon Biology Co. Ltd.	117,800	181
Blue Sail Medical Co. Ltd. Class A	88,793	181
Shenzhen H&T Intelligent Control Co. Ltd.	100,900	180
China Aluminum International Engineering Corp. Ltd.	253,300	179
Guizhou Space Appliance Co. Ltd.	49,900	179
Beijing VRV Software Corp. Ltd.	170,500	178
Zhuzhou Hongda Electronics Corp. Ltd.	45,600	177
China Harzone Industry Corp. Ltd.	109,200	177
Zhejiang Jinke Culture Industry Co. Ltd. Class A	372,500	176
Guangzhou Restaurant Group Co. Ltd. Class A	46,500	176
Titan Wind Energy Suzhou Co. Ltd.	199,500	176
Zhuzhou Kibing Group Co. Ltd.	227,300	175
Zhejiang Narada Power Source Co. Ltd. Class A	103,000	175
Shanghai Shyndec Pharmaceutical Co. Ltd.	126,100	174
Shenzhen Megmeet Electrical Co. Ltd.	54,900	174
CQ Pharmaceutical Holding Co. Ltd.	204,200	173
Konfoong Materials International Co. Ltd. Class A	23,100	172
Shenzhen Anche Technologies Co. Ltd.	22,800	172
Elion Clean Energy Co. Ltd. Class A	294,700	172
Yangzhou Yangjie Electronic Technology Co. Ltd.	50,700	171
Liaoning Wellhope Agri-Tech JSC Ltd.	108,200	171
PharmaBlock Sciences Nanjing Inc.	16,800	170
Jiangsu Hoperun Software Co. Ltd. Class A	93,600	168
Unilumin Group Co. Ltd.	108,800	166
CSSC Science & Technology Co. Ltd. Class A	86,500	166
^ Maoye International Holdings Ltd.	2,586,459	165
* First Tractor Co. Ltd. (XHKG)	866,954	165
Red Avenue New Materials Group Co. Ltd.	64,100	165
Electric Connector Technology Co. Ltd.	29,400	164
China Zhenhua Group Science & Technology Co. Ltd.	60,700	163
Chow Tai Seng Jewellery Co. Ltd. Class A	55,900	163
* Parkson Retail Group Ltd.	2,335,000	162
Gree Real Estate Co. Ltd.	245,035	161
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	29,296	160
§ Camsing International Holding Ltd.	1,068,000	160
Juewei Food Co. Ltd. Class A	29,300	159
5I5J Holding Group Co. Ltd. Class A	277,600	159
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	104,400	158
Shede Spirits Co. Ltd. Class A	39,100	158
LingNan Eco&Culture-Tourism Co. Ltd. Class A	181,500	158
Sichuan Haite High-tech Co. Ltd.	89,100	157
Beijing United Information Technology Co. Ltd.	14,600	157
Guizhou Gas Group Corp. Ltd. Class A	79,100	156
Shenzhen Desay Battery Technology Co.	23,900	156
Shenzhen Tagen Group Co. Ltd.	220,100	156
Hunan Aihua Group Co. Ltd. Class A	41,600	156

Hunan Dakang International Food & Agriculture Co. Ltd. Class A	635,700	156
Hubei Dinglong Co. Ltd. Class A	113,000	155
Beibuwan Port Co. Ltd. Class A	128,420	155
Henan Shenhuo Coal & Power Co. Ltd. Class A	225,900	155
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	241,624	152
* KuangChi Science Ltd.	5,047,000	152
Hubei Xingfa Chemicals Group Co. Ltd.	106,200	152
Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	132,600	150
Bestsun Energy Co. Ltd. Class A	172,660	150
Sumavision Technologies Co. Ltd.	157,500	150
Hengdian Entertainment Co. Ltd.	66,800	149
Wuhan P&S Information Technology Co. Ltd.	138,600	149
Renhe Pharmacy Co. Ltd.	145,500	149
Shenzhen Gongjin Electronics Co. Ltd.	81,300	148
Gansu Qilianshan Cement Group Co. Ltd.	90,000	148
Changzhou Tronly New Electronic Materials Co. Ltd. Class A	60,400	148
Inner Mongolia Yuan Xing Energy Co. Ltd.	468,700	148
Sichuan Yahua Industrial Group Co. Ltd. Class A	116,100	146
Wuhan Department Store Group Co. Ltd. Class A	92,600	145
Guangdong Dongfang Precision Science & Technology Co. Ltd.	216,600	145
Tongyu Heavy Industry Co. Ltd.	572,000	145
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	42,000	144
Vatti Corp. Ltd.	86,000	144
Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	29,600	144
Jiangxi Wannianqing Cement Co. Ltd.	93,100	144
Chengdu Hongqi Chain Co. Ltd. Class A	140,000	143
Foshan Gas Group Co. Ltd. Class A	66,700	143
Shenzhen Ysstech Info-tech Co. Ltd. Class A	86,300	141
Foshan Nationstar Optoelectronics Co. Ltd. Class A	73,000	140
Shanxi Blue Flame Holding Co. Ltd. Class A	102,900	140
* PW Medtech Group Ltd.	848,000	139
Beijing Strong Biotechnologies Inc.	58,800	139
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	189,100	137
Hand Enterprise Solutions Co. Ltd.	97,700	136
Northeast Pharmaceutical Group Co. Ltd.	106,047	136
KPC Pharmaceuticals Inc.	89,400	135
Shenzhen SDG Information Co. Ltd.	93,900	134
* Huayi Tencent Entertainment Co. Ltd.	10,402,375	134
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	80,600	133
Beijing UniStrong Science & Technology Co. Ltd.	87,800	132
Shandong New Beiyang Information Technology Co. Ltd. Class A	79,600	132
2 Ozner Water International Holding Ltd.	1,734,000	132
Maoye Commericial Co. Ltd.	206,124	131
Dashang Co. Ltd.	34,800	130
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	74,400	130
YGSOFT Inc.	83,500	129
Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	80,500	129
Qingdao Eastsoft Communication Technology Co. Ltd.	55,200	129
Sinocare Inc.	61,300	129
Biem.L.Fdlkk Garment Co. Ltd.	36,000	128
* Chongqing Iron & Steel Co. Ltd.	1,181,500	128
Hainan Ruize New Building Material Co. Ltd.	134,700	128
SGIS Songshan Co. Ltd. Class A	214,100	128
* Capital Environment Holdings Ltd.	7,222,000	128
GCI Science & Technology Co. Ltd.	65,900	128
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	99,800	127
Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	150,700	127

Shenzhen Heungkong Holding Co. Ltd.	400,500	127
Hangxiao Steel Structure Co. Ltd. Class A	257,800	127
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	83,000	127
Markor International Home Furnishings Co. Ltd. Class A	209,400	126
Befar Group Co. Ltd.	181,300	126
Hexing Electrical Co. Ltd. Class A	54,420	125
Zhejiang Jingxin Pharmaceutical Co. Ltd.	80,500	125
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	156,500	125
* China Water Industry Group Ltd.	2,264,000	124
Zhejiang Meida Industrial Co. Ltd.	67,800	124
Sunflower Pharmaceutical Group Co. Ltd.	57,000	123
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd.	57,000	122
Zhuhai Orbita Aerospace Science & Technology Co. Ltd.	65,900	122
CNNC Hua Yuan Titanium Dioxide Co. Ltd.	202,000	122
Jilin Power Share Co. Ltd. Class A	228,064	121
Aerospace Hi-Tech Holdings Grp Ltd. Class A	72,800	121
Dare Power Dekor Home Co. Ltd.	65,300	121
Yantai Tayho Advanced Materials Co. Ltd.	71,900	120
Lingyuan Iron & Steel Co. Ltd. Class A	333,380	120
Misho Ecology & Landscape Co. Ltd.	79,200	120
Lier Chemical Co. Ltd. Class A	64,200	120
CGN Nuclear Technology Development Co. Ltd. Class A	121,224	120
Beijing Jingxi Culture & Tourism Co. Ltd. Class A	84,700	119
JSTI Group Class A	103,100	118
Shanghai Tongji Science & Technology Industrial Co. Ltd.	90,800	118
Goldcard Smart Group Co. Ltd.	50,800	117
Keda Group Co. Ltd. Class A	184,900	116
Anhui Sun-Create Electronics Co. Ltd.	18,800	116
Qianhe Condiment and Food Co. Ltd. Class A	41,460	116
Launch Tech Co. Ltd.	494,500	116
Zhejiang Jingu Co. Ltd.	119,200	116
Zhejiang Hangmin Co. Ltd. Class A	127,400	115
Guomai Technologies Inc.	102,400	115
Shinva Medical Instrument Co. Ltd.	47,700	114
Shenzhen Danbond Technology Co. Ltd.	64,700	114
China Bester Group Telecom Co. Ltd. Class A	39,500	114
Inspur Software Co. Ltd.	38,100	113
Shanghai Maling Aquarius Co. Ltd.	109,600	113
Quantum Hi-Tech China Biological Co. Ltd. Class A	58,700	113
Beijing Forever Technology Co. Ltd. Class A	60,000	113
Hakim Unique Internet Co. Ltd.	80,900	112
Myhome Real Estate Development Group Co. Ltd.	286,500	111
Zhejiang Yankon Group Co. Ltd.	176,700	110
Hangzhou Zhongheng Electric Co. Ltd. Class A	63,108	110
IReader Technology Co. Ltd. Class A	46,500	110
Changchun Faway Automobile Components Co. Ltd.	60,600	110
Beijing GeoEnviron Engineering & Technology Inc. Class A	75,100	110
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd.	142,300	109
Ningbo Peacebird Fashion Co. Ltd. Class A	50,635	109
Jiangsu Huaxicun Co. Ltd. Class A	103,300	109
Chongqing Pharscin Pharmaceutical Co. Ltd.	42,800	109
Kingsignal Technology Co. Ltd.	75,700	109
Shenzhen Das Intellitech Co. Ltd.	224,300	109
Anhui Construction Engineering Group Co. Ltd.	204,300	109
Focused Photonics Hangzhou Inc.	52,700	109
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	83,300	108
Shanghai Pudong Road & Bridge Construction Co. Ltd.	113,720	108

	Bright Real Estate Group Co. Ltd.	231,100	108
	Shanghai Runda Medical Technology Co. Ltd. Class A	70,100	108
	Estun Automation Co. Ltd. Class A	70,900	107
	Sino-Platinum Metals Co. Ltd.	51,400	107
	Tongyu Communication Inc.	28,200	107
	Gem-Year Industrial Co. Ltd.	135,000	107
	Xiamen International Airport Co. Ltd.	35,200	107
	Shanghai AtHub Co. Ltd.	19,200	107
	Baosheng Science and Technology Innovation Co. Ltd.	193,905	106
	Jack Sewing Machine Co. Ltd. Class A	32,700	105
	Norinco International Cooperation Ltd.	90,800	105
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	42,600	104
	Ningbo Yunsheng Co. Ltd.	116,200	104
	Konka Group Co. Ltd.	140,600	104
	Goldenmax International Technology Ltd.	85,600	104
	Guizhou Broadcasting & TV Information Network Co. Ltd.	88,200	104
	Hebei Chengde Lolo Co.	98,300	103
	Jiangsu Etern Co. Ltd. Class A	178,500	103
	Nanfang Zhongjin Environment Co. Ltd.	214,000	102
	Fujian Aonong Biological Technology Group Inc. Ltd.	51,100	102
	Jinyuan EP Co. Ltd. Class A	76,752	101
*,§	Boshiwa International Holding Ltd.	469,000	101
	ZJBC Information Technology Co. Ltd. Class A	78,500	101
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	61,580	101
	CTS International Logistics Corp. Ltd. Class A	118,400	101
*	Glorious Property Holdings Ltd.	4,546,000	101
	Tibet Tianlu Co. Ltd. Class A	102,100	100
	Beijing Hualian Department Store Co. Ltd.	324,000	100
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd.	56,200	99
	Nanjing Panda Electronics Co. Ltd.	74,300	98
*	China Chengtong Development Group Ltd.	3,436,000	98
	Henan Yuguang Gold & Lead Co. Ltd. Class A	152,200	97
	Shandong Hi-Speed Road & Bridge Co. Ltd.	150,600	97
	Zhejiang Communications Technology Co. Ltd.	123,300	96
	Advanced Technology & Materials Co. Ltd.	96,800	96
	Shanghai Shenda Co. Ltd.	107,800	96
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	77,300	95
	Dongjiang Environmental Co. Ltd. Class A	73,700	94
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd.	208,700	93
	Shanghai Zijiang Enterprise Group Co. Ltd.	175,300	92
	First Tractor Co. Ltd. Class A (XSSC)	105,800	92
	Shanghai Jinjiang International Travel Co. Ltd.	60,162	92
	Tangrenshen Group Co. Ltd.	88,500	92
	Jinneng Science&Technology Co. Ltd. Class A	62,600	91
*,§	Tech Pro Technology Development Ltd.	10,406,800	91
	Hubei Fuxing Science And Technology Co. Ltd.	105,700	90
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	61,800	90
	Tunghsu Azure Renewable Energy Co. Ltd.	175,800	90
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	28,000	88
	Sinosteel Engineering & Technology Co. Ltd. Class A	139,200	88
	Guangdong Highsun Group Co. Ltd.	248,700	85
	Zhonglu Co. Ltd.	140,476	84
	Zhejiang Yatai Pharmaceutical Co. Ltd.	83,400	83
	Cangzhou Dahua Co. Ltd. Class A	62,460	83
	Nanjing Redsun Co. Ltd.	69,000	83
*	V1 Group Ltd.	3,469,000	83
	Ningxia Jiaze New Energy Co. Ltd. Class A	163,000	82

	Chongqing Zongshen Power Machinery Co. Ltd.	105,200	82
	Kunshan Kersen Science & Technology Co. Ltd. Class A	47,200	80
	Western Region Gold Co. Ltd. Class A	37,034	80
	Guangdong Shirongzhaoye Co. Ltd.	69,300	80
	Xinjiang Yilite Industry Co. Ltd.	37,400	78
	Netposa Technologies Ltd.	141,300	76
	Huadian Energy Co. Ltd.	648,329	76
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	16,300	73
	Fujian Dongbai Group Co. Ltd. Class A	93,700	70
	Everbright Jiabao Co. Ltd. Class A	127,200	67
	Beijing Sports and Entertainment Industry Group Ltd.	2,130,000	66
*,§	China Animal Healthcare Ltd.	1,003,918	65
	China Union Holdings Ltd. Class A	113,900	64
*,^,§	China Lumena New Materials Corp.	3,950,000	64
	Henan Rebecca Hair Products Co. Ltd.	130,400	62
	HY Energy Group Co. Ltd.	54,500	62
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	47,600	58
	Guangxi Guidong Electric Power Co. Ltd. Class A	95,453	56
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	151,400	52
	Shanghai Lansheng Corp.	31,900	50
*	DIT Group Ltd.	2,780,000	50
	Fang Holdings Ltd.	17,831	46
*	China Singyes Solar Technologies Holdings Ltd.	526,250	42
	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A	15,600	36
*	Hybrid Kinetic Group Ltd.	16,246,000	31
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
*,§	Real Gold Mining Ltd.	239,476	26
	Guangzhou Holike Creative Home Co. Ltd. Class A	9,700	21
*	Chiho Environmental Group Ltd.	338,000	21
	Square Technology Group Co. Ltd. Class A	7,900	14
	Nan Hai Corp. Ltd.	550,000	7
*,§	China Hongxing Sports Ltd.	831,000	—
*,§	Anxin-China Holdings Ltd.	2,621,200	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,^,§	China Metal Recycling Holdings Ltd.	332,400	—
			269,032
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	278,815	3,749
	CEMEX Latam Holdings SA	395,265	484
			4,233
Czech Republic (0.0%)
	Philip Morris CR AS	1,201	815

Denmark (1.2%)
	Royal Unibrew A/S	138,346	13,152
	SimCorp A/S	110,553	12,256
	Ringkjoebing Landbobank A/S	82,298	6,114
	Topdanmark A/S	117,015	5,535
*	ALK-Abello A/S	18,092	4,833
	FLSmidth & Co. A/S	139,287	4,756
*,2	Netcompany Group A/S	91,361	4,136
	Sydbank A/S	166,416	3,621
	Dfds A/S	83,131	3,491
	Drilling Co. of 1972 A/S	59,959	3,346
*,^	Bavarian Nordic A/S	91,340	3,170
	Schouw & Co. A/S	35,064	2,870

2	Scandinavian Tobacco Group A/S	174,614	2,283
	Spar Nord Bank A/S	226,427	2,193
*	NKT A/S	76,103	1,637
*	Nilfisk Holding A/S	74,937	1,614
	Alm Brand A/S	174,786	1,548
	D/S Norden A/S	75,177	1,013
	Matas A/S	89,540	845
	Solar A/S Class B	14,664	699
*	Bang & Olufsen A/S	102,017	610
*,§	OW Bunker A/S	24,023	—
			79,722
Egypt (0.1%)
	Egyptian Financial Group-Hermes Holding Co.	1,922,406	1,960
	Orascom Construction plc	155,214	949
*	Medinet Nasr Housing	1,976,512	590
	Six of October Development & Investment	657,468	527
*	Heliopolis Housing	327,625	441
*	Palm Hills Developments SAE	4,059,043	421
	Alexandria Mineral Oils Co.	1,692,121	390
*	Pioneers Holding for Financial Investments SAE	1,305,907	386
	Oriental Weavers	473,209	311
*	Ezz Steel Co. SAE	513,519	293
*	Orascom Investment Holding	6,757,465	235
	Sidi Kerir Petrochemicals Co.	257,483	157
*,§	Nile Cotton Ginning	31,192	13
			6,673
Finland (0.9%)
	Valmet Oyj	371,384	8,034
	TietoEVRY Oyj (XHEL)	206,837	6,745
	Konecranes Oyj Class A	201,555	6,076
	Cargotec Oyj Class B	134,974	4,994
	Kemira Oyj	246,077	3,718
	YIT Oyj	449,721	3,210
^	Outokumpu Oyj	844,010	2,899
	Metsa Board Oyj	476,499	2,886
	Sanoma Oyj	206,343	2,470
*	Outotec Oyj	404,900	2,328
^	Citycon Oyj	212,368	2,247
	Caverion Oyj	274,576	2,236
	Uponor Oyj	151,294	2,047
	TietoEVRY Oyj (XOSL)	56,975	1,852
	Cramo Oyj	115,818	1,759
	Ahlstrom-Munksjo Oyj	104,209	1,737
	Raisio Oyj	322,272	1,314
*	F-Secure Oyj	275,225	1,004
	Finnair Oyj	148,444	867
	Oriola Oyj	345,446	821
			59,244
France (2.0%)
	Alten SA	79,000	9,736
	SPIE SA	338,213	6,552
	Korian SA	140,807	6,424
	Sopra Steria Group	39,757	6,347
	Gaztransport Et Technigaz SA	61,185	6,185
	Nexity SA	119,307	5,760
*	CGG SA	1,978,076	5,558

*	SOITEC	57,432	5,399
2	Elior Group SA	290,997	4,080
	Nexans SA	81,959	3,987
	APERAM SA	131,136	3,748
	IPSOS	105,772	3,427
	Altran Technologies SA	197,523	3,197
	Coface SA	243,512	3,001
	Metropole Television SA	179,828	2,991
	Altarea SCA	12,820	2,938
*	Virbac SA	12,003	2,938
*	Fnac Darty SA	47,677	2,323
	Quadient	93,923	2,259
	Television Francaise 1	292,647	2,203
	Akka Technologies	31,083	2,158
	Mercialys SA	170,044	2,144
	Trigano SA	22,467	2,130
*,^	Vallourec SA	842,012	2,120
	Rothschild & Co.	78,127	2,098
*,^	DBV Technologies SA	103,978	2,004
2	Neoen SA	59,536	1,998
	Vicat SA	42,615	1,778
*,^	Genfit	100,695	1,725
	Carmila SA	85,906	1,685
2	Maisons du Monde SA	121,729	1,613
	FFP	14,279	1,518
	Interparfums SA	36,357	1,458
	LISI	46,063	1,401
	Mersen SA	39,941	1,309
	Tarkett SA	92,225	1,273
	Albioma ACT Loyalty Shares	36,463	1,214
^,2	Europcar Mobility Group	291,630	1,183
	Beneteau SA	102,560	1,100
^	Eramet	24,695	1,036
	Bonduelle SCA	39,277	937
	Derichebourg SA	253,389	919
*,^,2	X-Fab Silicon Foundries SE	147,499	858
	GL Events	34,926	819
	Vilmorin & Cie SA	16,723	811
	Pharmagest Inter@ctive	10,283	688
*	Technicolor SA	993,436	688
	Albioma	19,425	647
	Manitou BF SA	34,462	631
^	Rallye SA	62,295	607
*,^,2	SMCP SA	69,776	604
	Synergie SA	18,219	578
	Albioma SA	17,236	574
	Groupe Crit	7,426	566
	Guerbet	14,522	561
	Jacquet Metal Service SA	35,436	553
	AKWEL	22,593	469
	Etablissements Maurel et Prom SA	150,368	422
	Boiron SA	7,696	293
	Union Financiere de France BQE SA	9,733	220
*	Esso SA Francaise	7,649	173
*,^,§	Bourbon Corp.	40,558	165
			134,781

Germany (3.8%)
	Bechtle AG	76,254	11,003
*	MorphoSys AG	88,007	10,976
	CTS Eventim AG & Co. KGaA	163,886	10,191
*,^	Evotec SE	371,745	9,963
	TAG Immobilien AG	352,323	9,286
	HelloFresh SE	388,949	9,259
	alstria office REIT-AG	442,118	8,771
*	Dialog Semiconductor plc	197,777	8,688
	Freenet AG	356,733	7,914
	Grand City Properties SA	307,584	7,883
	Gerresheimer AG	87,648	6,933
	Siltronic AG	58,024	6,215
2	Deutsche Pfandbriefbank AG	344,535	5,549
	CANCOM SE	92,831	5,523
	Aareal Bank AG	167,124	5,473
	Stroeer SE & Co. KGaA	68,842	5,464
	Aurubis AG	100,161	5,450
	Software AG	136,813	4,561
	CompuGroup Medical SE	63,428	4,172
	Stabilus SA	68,302	4,149
	Duerr AG	136,878	4,098
*	Hypoport AG	11,166	3,939
	Jenoptik AG	142,346	3,912
	Deutsche EuroShop AG	142,329	3,881
	Sixt SE	36,966	3,725
^	S&T AG	138,480	3,718
2	Befesa SA	95,181	3,682
*,^	Varta AG	39,446	3,345
	Norma Group SE	89,035	3,246
	TLG Immobilien AG	93,422	3,194
	Sixt SE Preference Shares	45,959	3,188
^	Encavis AG	261,864	3,137
*	AIXTRON SE	294,859	3,095
	Krones AG	40,540	3,061
	Pfeiffer Vacuum Technology AG	18,327	3,045
	Jungheinrich AG Preference Shares	134,177	2,946
	PATRIZIA AG	122,110	2,915
	Bilfinger SE	77,855	2,746
	CECONOMY AG	499,405	2,581
	New Work SE	7,804	2,553
2	ADO Properties SA	81,504	2,520
*	Nordex SE	191,736	2,481
^	RIB Software SE	114,142	2,397
	DIC Asset AG	126,664	2,373
	Schaeffler AG Preference Shares	209,799	2,093
	Indus Holding AG	51,369	2,092
	Deutz AG	338,856	1,770
	Salzgitter AG	105,418	1,765
	KWS Saat SE & Co. KGaA	28,502	1,760
	Hamburger Hafen und Logistik AG	66,690	1,641
	Isra Vision AG	43,496	1,629
	Washtec AG	28,811	1,625
*	Zooplus AG	17,349	1,559
	Hornbach Holding AG & Co. KGaA	23,444	1,481
	Dermapharm Holding SE	32,380	1,355
	Deutsche Beteiligungs AG	31,528	1,327

	Kloeckner & Co. SE	202,422	1,286
^	Corestate Capital Holding SA	28,911	1,268
	Draegerwerk AG & Co. KGaA Preference Shares	21,152	1,233
	Takkt AG	90,652	1,190
	BayWa AG	39,115	1,149
	Wacker Neuson SE	70,847	1,138
	Wuestenrot & Wuerttembergische AG	53,501	1,135
	Vossloh AG	24,451	1,078
*,^	Leoni AG	91,448	1,068
^	Koenig & Bauer AG	38,321	1,016
	RHOEN-KLINIKUM AG	56,046	981
*	SMA Solar Technology AG	24,540	903
	Bertrandt AG	13,240	766
*,^	Heidelberger Druckmaschinen AG	774,227	764
*,^	SGL Carbon SE	138,883	619
	CropEnergies AG	52,687	588
*	ElringKlinger AG	78,661	534
	Eckert & Ziegler Strahlen- und Medizintechnik AG	135	26
			260,040
Greece (0.2%)
	Piraeus Bank SA	816,859	2,901
	Titan Cement International SA	118,938	2,435
*	GEK Terna Holding Real Estate Construction SA	233,363	2,115
*	LAMDA Development SA	169,040	1,512
*	Public Power Corp. SA	316,855	1,467
*	Terna Energy SA	124,538	1,120
	Sarantis SA	87,847	866
	Hellenic Exchanges SA	158,274	819
	Holding Co. ADMIE IPTO SA	319,686	817
	Aegean Airlines SA	82,281	763
	Fourlis Holdings SA	114,195	719
*	Ellaktor SA	358,338	676
	Piraeus Port Authority SA	570	13
			16,223
Hong Kong (0.8%)
	SITC International Holdings Co. Ltd.	3,299,858	3,887
	HKBN Ltd.	2,160,629	3,744
	Man Wah Holdings Ltd.	4,129,200	2,847
	Luk Fook Holdings International Ltd.	946,399	2,563
	Pacific Basin Shipping Ltd.	11,786,532	2,114
	Ausnutria Dairy Corp. Ltd.	1,652,000	2,005
	Sunlight REIT	2,970,072	1,887
	K Wah International Holdings Ltd.	3,496,398	1,704
	Stella International Holdings Ltd.	1,198,500	1,661
*,2	Razer Inc.	10,203,000	1,605
	Value Partners Group Ltd.	2,570,434	1,382
	CITIC Telecom International Holdings Ltd.	3,952,004	1,364
2	CStone Pharmaceuticals	944,500	1,312
	Microport Scientific Corp.	1,200,000	1,305
	Far East Consortium International Ltd.	2,860,858	1,231
	Prosperity REIT	3,220,000	1,225
	Suncity Group Holdings Ltd.	5,998,000	1,192
^	Oshidori International Holdings Ltd.	11,085,600	1,141
	SUNeVision Holdings Ltd.	1,697,000	1,123
*,^	Leyou Technologies Holdings Ltd.	3,195,000	1,025
	Chinese Estates Holdings Ltd.	1,331,500	940

^	China Tobacco International HK Co. Ltd.	478,000	906
	Pacific Textiles Holdings Ltd.	1,379,000	892
*	Esprit Holdings Ltd.	4,974,200	888
	VSTECS Holdings Ltd.	1,754,000	844
^	United Laboratories International Holdings Ltd.	1,260,500	825
	Giordano International Ltd.	3,203,735	819
^,§	Town Health International Medical Group Ltd.	8,913,419	789
	SmarTone Telecommunications Holdings Ltd.	1,062,230	778
	Chow Sang Sang Holdings International Ltd.	635,565	742
	CMBC Capital Holdings Ltd.	43,510,876	689
	Sun Hung Kai & Co. Ltd.	1,521,000	680
*	We Solutions Ltd.	11,580,000	614
*,^	Hong Kong Television Network Ltd.	1,139,000	610
2	Regina Miracle International Holdings Ltd.	955,000	569
*,§	Convoy Global Holdings Ltd.	26,130,000	562
2	Crystal International Group Ltd.	1,472,000	513
*	Digital Domain Holdings Ltd.	54,310,000	465
	Landing International Development Ltd.	4,117,200	438
*	G-Resources Group Ltd.	65,226,190	436
	Singamas Container Holdings Ltd.	4,215,960	389
	Texwinca Holdings Ltd.	1,730,000	366
*	NewOcean Energy Holdings Ltd.	2,394,000	339
	Emperor Capital Group Ltd.	11,147,860	247
	Agritrade Resources Ltd.	6,475,000	170
	Emperor Watch & Jewellery Ltd.	8,060,000	148
	Shenwan Hongyuan HK Ltd.	1,030,000	141
*	Future World Financial Holdings Ltd.	25,254,286	111
	Global Brands Group Holding Ltd.	1,637,800	104
	Smartac Group China Holdings Ltd.	4,592,000	80
	Chong Hing Bank Ltd.	46,000	73
*,§	China Baoli Technologies Holdings Ltd.	4,844,496	62
*	China Strategic Holdings Ltd.	14,025,000	55
*	Mei Ah Entertainment Group Ltd.	680,000	13
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
			52,614
Hungary (0.0%)
*	Opus Global Nyrt	691,759	641

India (2.6%)
	Apollo Hospitals Enterprise Ltd.	254,821	5,912
	Jubilant Foodworks Ltd.	201,734	5,332
	Mindtree Ltd.	371,228	4,613
	Crompton Greaves Consumer Electricals Ltd.	1,154,450	4,602
	PI Industries Ltd.	153,577	3,354
	Tata Global Beverages Ltd.	616,166	3,306
*	Fortis Healthcare Ltd.	1,447,132	3,109
	City Union Bank Ltd.	821,150	2,655
	Indian Hotels Co. Ltd.	1,325,129	2,640
	Indraprastha Gas Ltd.	370,172	2,629
*	Max Financial Services Ltd.	369,307	2,617
	AIA Engineering Ltd.	102,237	2,540
2	Dr Lal PathLabs Ltd.	99,171	2,456
	NIIT Technologies Ltd.	85,243	2,316
	Natco Pharma Ltd.	247,645	2,196
	Ipca Laboratories Ltd.	123,438	2,168
	Bata India Ltd.	85,887	2,166
	Manappuram Finance Ltd.	798,343	2,097

2	Nippon Life India Asset Management Ltd.	409,162	2,076
	Varun Beverages Ltd.	192,926	2,071
	Supreme Industries Ltd.	106,116	2,070
	SRF Ltd.	38,524	2,044
	PVR Ltd.	70,791	1,935
	Balkrishna Industries Ltd.	129,290	1,931
	Phoenix Mills Ltd.	156,112	1,920
	Gujarat Gas Ltd.	461,193	1,859
	Escorts Ltd.	163,512	1,838
	Mahanagar Gas Ltd.	110,116	1,806
	Pfizer Ltd.	30,692	1,780
	CESC Ltd.	178,414	1,772
	Coromandel International Ltd.	196,005	1,736
	Astral Poly Technik Ltd.	100,341	1,722
	Ramco Cements Ltd.	155,956	1,705
	Relaxo Footwears Ltd.	165,222	1,704
	Sundaram Finance Ltd.	73,841	1,695
*	Aditya Birla Fashion and Retail Ltd.	517,987	1,693
	Prestige Estates Projects Ltd.	313,849	1,686
	Apollo Tyres Ltd.	718,404	1,674
2	L&T Technology Services Ltd.	69,760	1,639
	Jubilant Life Sciences Ltd.	199,919	1,625
	Aarti Industries Ltd.	116,358	1,604
	Aavas Financiers Ltd.	51,961	1,450
	Kajaria Ceramics Ltd.	175,541	1,423
*,2	Quess Corp. Ltd.	162,292	1,420
	Sanofi India Ltd.	15,244	1,415
	IIFL Finance Ltd.	588,234	1,381
	Gujarat State Petronet Ltd.	380,270	1,350
	Bayer CropScience Ltd.	22,911	1,324
	Edelweiss Financial Services Ltd.	992,944	1,319
	Hexaware Technologies Ltd.	239,458	1,221
	WABCO India Ltd.	12,619	1,204
2	Syngene International Ltd.	261,829	1,152
	Thermax Ltd.	75,823	1,134
	Alembic Pharmaceuticals Ltd.	127,903	1,131
	Motilal Oswal Financial Services Ltd.	99,021	1,098
	Vinati Organics Ltd.	34,596	1,076
2	Endurance Technologies Ltd.	68,517	1,046
	DCB Bank Ltd.	418,493	1,044
	Indiabulls Ventures Ltd.	416,292	1,032
	KRBL Ltd.	278,803	1,028
*	TeamLease Services Ltd.	28,364	1,027
2	Godrej Agrovet Ltd.	129,468	1,013
	Vakrangee Ltd.	1,445,040	1,011
	Persistent Systems Ltd.	103,034	1,008
	Sundram Fasteners Ltd.	140,112	1,006
*	Just Dial Ltd.	126,327	991
	Amara Raja Batteries Ltd.	91,103	979
	Welspun Corp. Ltd.	400,551	959
	Polycab India Ltd.	69,134	957
	Minda Industries Ltd.	173,548	953
	Cholamandalam Financial Holdings Ltd.	124,016	952
	NCC Ltd.	1,179,694	902
	Ajanta Pharma Ltd.	57,778	895
	V-Guard Industries Ltd.	283,407	893
	Redington India Ltd.	554,441	893

	Balrampur Chini Mills Ltd.	367,399	851
	Avanti Feeds Ltd.	90,272	835
	Symphony Ltd.	48,833	831
	JM Financial Ltd.	562,127	829
	Radico Khaitan Ltd.	147,516	818
	Strides Pharma Science Ltd.	121,221	788
	Graphite India Ltd.	188,866	786
	TTK Prestige Ltd.	9,309	756
	Bombay Burmah Trading Co.	47,647	755
	National Aluminium Co. Ltd.	1,238,049	736
	EIH Ltd.	374,025	735
	Gujarat Pipavav Port Ltd.	595,164	728
	Chambal Fertilizers and Chemicals Ltd.	287,641	727
	Ceat Ltd.	50,338	706
2	PNB Housing Finance Ltd.	112,296	685
	Sobha Ltd.	108,778	683
2	Laurus Labs Ltd.	111,237	671
*	Sun Pharma Advanced Research Co. Ltd.	246,012	670
	Century Textiles & Industries Ltd.	73,236	659
*,2	Eris Lifesciences Ltd.	89,225	657
	Welspun India Ltd.	1,089,079	656
	HEG Ltd.	42,966	642
	V-Mart Retail Ltd.	22,621	631
	Gujarat Fluorochemicals Ltd.	70,771	609
*	Mahindra CIE Automotive Ltd.	249,048	606
	Karur Vysya Bank Ltd.	881,790	592
	Great Eastern Shipping Co. Ltd.	136,868	583
	Jindal Saw Ltd.	455,685	573
	Finolex Cables Ltd.	101,283	564
	NBCC India Ltd.	1,183,676	558
*	IRB Infrastructure Developers Ltd.	374,258	555
	Care Ratings Ltd.	60,207	550
	Engineers India Ltd.	419,538	538
	DCM Shriram Ltd.	101,845	529
2	Dilip Buildcon Ltd.	91,377	524
	Kaveri Seed Co. Ltd.	76,832	510
*	Syndicate Bank	1,481,615	509
	Birlasoft Ltd.	433,251	482
*	Indiabulls Real Estate Ltd.	318,851	473
	Sterlite Technologies Ltd.	267,207	465
	Multi Commodity Exchange of India Ltd.	26,674	465
*	Equitas Holdings Ltd.	304,209	464
	Sadbhav Engineering Ltd.	244,152	445
	GE Power India Ltd.	44,636	431
*	Bajaj Consumer Care Ltd.	137,424	431
	eClerx Services Ltd.	48,353	427
*	TV18 Broadcast Ltd.	1,116,373	402
	PTC India Ltd.	492,067	402
	GE T&D India Ltd.	171,056	399
	Karnataka Bank Ltd.	382,044	394
	Future Consumer Ltd.	1,153,628	385
	Repco Home Finance Ltd.	82,651	385
	India Cements Ltd.	334,711	384
	South Indian Bank Ltd.	2,530,914	370
	Raymond Ltd.	40,779	366
*	Indian Bank	253,197	366
	Tata Chemicals Ltd.	34,401	362

	Rain Industries Ltd.	235,316	358
	Gateway Distriparks Ltd.	178,070	348
*	Hindustan Construction Co. Ltd.	2,162,018	329
*	Corp Bank	925,525	304
*	Oriental Bank of Commerce	398,294	280
*	Indian Overseas Bank	1,903,594	271
*	Central Bank of India	1,029,237	259
*	Suzlon Energy Ltd.	7,442,259	248
*	Jammu & Kashmir Bank Ltd.	633,463	242
*	VA Tech Wabag Ltd.	78,987	237
*	Dish TV India Ltd.	1,189,887	215
	Arvind Ltd.	356,918	213
*	Andhra Bank	934,377	210
	Thomas Cook India Ltd.	242,382	190
	Gujarat Mineral Development Corp. Ltd.	221,782	190
*	Allahabad Bank	772,037	189
*	IFCI Ltd.	2,086,016	186
*	CG Power and Industrial Solutions Ltd.	1,138,183	153
	APL Apollo Tubes Ltd.	5,465	150
*	PC Jeweller Ltd.	382,706	119
*	UCO Bank	499,815	109
	Reliance Infrastructure Ltd.	335,430	102
*	RattanIndia Power Ltd.	3,722,187	99
*	Dewan Housing Finance Corp. Ltd.	523,914	95
	Jain Irrigation Systems Ltd.	871,430	87
	Srei Infrastructure Finance Ltd.	620,426	86
*	Bajaj Hindusthan Sugar Ltd.	724,418	64
	Reliance Capital Ltd.	381,366	49
*	Housing Development & Infrastructure Ltd.	914,734	33
	Aarti Surfactants Ltd.	6,142	18
*	Shree Renuka Sugars Ltd.	82,581	9
*	Jaiprakash Associates Ltd.	266,773	7
	Navin Fluorine International Ltd.	308	5
	Honeywell Automation India Ltd.	10	4
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			174,371
Indonesia (0.6%)
*	Lippo Karawaci Tbk PT	163,022,977	2,740
	Ciputra Development Tbk PT	38,393,355	2,494
	Pakuwon Jati Tbk PT	64,437,534	2,446
	Ace Hardware Indonesia Tbk PT	19,099,800	2,403
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,502,500	2,323
	Japfa Comfeed Indonesia Tbk PT	19,219,500	2,099
	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	6,365,300	2,050
	Summarecon Agung Tbk PT	30,110,768	1,860
	Mitra Adiperkasa Tbk PT	20,170,000	1,417
	Bank Tabungan Negara Persero Tbk PT	9,710,070	1,322
*	Kresna Graha Investama Tbk PT	36,934,300	1,295
	Aneka Tambang Tbk	23,598,419	1,240
*	Medco Energi Internasional Tbk PT	22,361,506	1,144
	Wijaya Karya Persero Tbk PT	8,234,433	1,133
	AKR Corporindo Tbk PT	4,529,383	1,093
	Waskita Karya Persero Tbk PT	11,315,379	1,015
	Bank Pan Indonesia Tbk PT	10,683,400	904
*	Panin Financial Tbk PT	44,147,800	840
	Indo Tambangraya Megah Tbk PT	1,096,000	803
	PP Persero Tbk PT	6,552,200	657

	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,631,429	655
	Ramayana Lestari Sentosa Tbk PT	7,930,900	620
	Surya Semesta Internusa Tbk PT	10,933,200	524
*	Sentul City Tbk PT	122,910,306	521
*	Global Mediacom Tbk PT	20,724,306	516
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,915,700	498
*	Alam Sutera Realty Tbk PT	33,279,191	481
*	Siloam International Hospitals Tbk PT	912,939	440
	Adhi Karya Persero Tbk PT	4,839,600	364
	Timah Tbk PT	6,946,020	359
*,§	Trada Alam Minera Tbk PT	95,405,707	348
*	Eagle High Plantations Tbk PT	35,584,000	299
	Totalindo Eka Persada Tbk PT	18,429,800	242
*	Salim Ivomas Pratama Tbk PT	8,742,300	236
*	Krakatau Steel Persero Tbk PT	10,735,050	213
*	Agung Podomoro Land Tbk PT	17,896,978	188
	Bekasi Fajar Industrial Estate Tbk PT	13,006,400	159
*	Sampoerna Agro Tbk PT	129,300	23
			37,964
Ireland (0.1%)
	Hibernia REIT plc	1,896,264	2,881
	Dalata Hotel Group plc	509,948	2,575
	Irish Continental Group plc	448,790	2,330
*	Permanent TSB Group Holdings plc	318,002	349
	Cairn Homes plc (XDUB)	129,132	175
			8,310
Israel (0.7%)
	Industrial Buildings Corp. Ltd.	1,869,366	5,295
	Reit 1 Ltd.	491,075	3,004
*	Nova Measuring Instruments Ltd.	77,153	2,960
	Shikun & Binui Ltd.	550,559	2,697
	Electra Ltd.	4,698	2,471
	Shapir Engineering and Industry Ltd.	304,953	2,170
	Matrix IT Ltd.	87,850	1,832
	Sapiens International Corp. NV	69,446	1,809
	Sella Capital Real Estate Ltd.	529,270	1,665
	Hilan Ltd.	38,599	1,570
	FIBI Holdings Ltd.	47,664	1,564
	Formula Systems 1985 Ltd.	21,254	1,537
	Bayside Land Corp.	1,827	1,462
*	AFI Properties Ltd.	34,863	1,413
*	Clal Insurance Enterprises Holdings Ltd.	109,245	1,382
	Isracard Ltd.	374,957	1,381
	Big Shopping Centers Ltd.	12,159	1,369
	AudioCodes Ltd.	56,192	1,248
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,918	1,209
*	Partner Communications Co. Ltd.	254,203	1,127
	Kenon Holdings Ltd.	45,387	936
	Menora Mivtachim Holdings Ltd.	61,905	822
*	Allot Ltd.	82,425	798
	IDI Insurance Co. Ltd.	21,043	706
	Gilat Satellite Networks Ltd.	74,362	695
	Delta Galil Industries Ltd.	24,764	648
	Delek Automotive Systems Ltd.	105,635	627
*	Cellcom Israel Ltd. (Registered)	173,067	624
*	Brack Capital Properties NV	6,452	623

	Norstar Holdings Inc.	25,292	580
*	Kamada Ltd.	76,682	500
*	Naphtha Israel Petroleum Corp. Ltd.	95,645	499
	Property & Building Corp. Ltd.	3,004	330
	Enlight Renewable Energy Ltd.	89,816	137
	Energix-Renewable Energies Ltd.	29,640	104
			47,794
Italy (2.0%)
	Azimut Holding SPA	335,926	8,242
	Unipol Gruppo SPA	1,337,068	6,808
	Interpump Group SPA	223,346	6,298
	Iren SPA	1,832,403	6,112
	ASTM SPA	178,856	5,224
	Cerved Group SPA	517,858	5,076
	Banca Generali SPA	157,999	5,022
	BPER Banca	1,087,208	4,994
	Freni Brembo SPA	410,757	4,698
2	Enav SPA	698,880	4,513
	Reply SPA	57,484	4,511
2	Technogym SPA	310,199	3,853
	IMA Industria Macchine Automatiche SPA	57,935	3,781
2	Anima Holding SPA	770,679	3,653
	ERG SPA	152,869	3,613
	Societa Cattolica di Assicurazioni SC	434,787	3,438
	Autogrill SPA	352,658	3,428
	De' Longhi SPA	179,606	3,384
	Brunello Cucinelli SPA	93,106	3,376
	ACEA SPA	121,532	2,834
	Banca Popolare di Sondrio SCPA	1,258,899	2,711
	Tamburi Investment Partners SPA	291,249	2,196
	Falck Renewables SPA	320,430	2,085
	Saras SPA	1,528,635	2,051
	MARR SPA	91,814	1,965
2	Banca Farmafactoring SPA	305,769	1,880
2	RAI Way SPA	264,224	1,723
*,^	Juventus Football Club SPA	1,331,039	1,677
2	doValue SPA	125,489	1,642
2	Carel Industries SPA	111,808	1,450
^	Tod's SPA	35,451	1,433
*,^	Banca Monte dei Paschi di Siena SPA	732,932	1,372
	Zignago Vetro SPA	84,998	1,271
	Piaggio & C SPA	459,507	1,256
	Danieli & C Officine Meccaniche SPA Saving Shares	119,797	1,198
^	Fincantieri SPA	1,284,155	1,166
	Italmobiliare SPA	41,439	1,153
	Banca IFIS SPA	72,304	1,146
	Credito Emiliano SPA	215,585	1,135
^	Maire Tecnimont SPA	409,737	1,057
*,^	Salini Impregilo SPA	615,983	998
	Datalogic SPA	56,370	976
	CIR-Compagnie Industriali Riunite SPA	766,766	945
	Cementir Holding NV	129,488	919
	Immobiliare Grande Distribuzione SIIQ SPA	135,057	898
*,2	OVS SPA	459,753	875
*	Arnoldo Mondadori Editore SPA	334,869	686
	Biesse SPA	37,791	665
	Cairo Communication SPA	191,058	504

Danieli & C Officine Meccaniche SPA	27,666	453
DeA Capital SPA	225,174	356
Rizzoli Corriere Della Sera Mediagroup SPA	321,310	325
^ Geox SPA	213,244	253
		133,278
Japan (15.1%)
Lasertec Corp.	211,400	10,349
Sushiro Global Holdings Ltd.	70,500	5,916
Ship Healthcare Holdings Inc.	109,900	4,928
Infomart Corp.	576,800	4,563
Hazama Ando Corp.	542,779	4,441
Tokyo Ohka Kogyo Co. Ltd.	104,433	4,327
Unizo Holdings Co. Ltd.	81,500	4,144
Yoshinoya Holdings Co. Ltd.	177,620	4,017
ADEKA Corp.	275,555	3,982
Nippon Suisan Kaisha Ltd.	729,622	3,979
Meitec Corp.	68,846	3,914
Toagosei Co. Ltd.	349,192	3,904
Iwatani Corp.	111,824	3,726
Tokyo Seimitsu Co. Ltd.	106,734	3,714
Nichias Corp.	154,869	3,691
Inaba Denki Sangyo Co. Ltd.	144,400	3,613
Jafco Co. Ltd.	86,500	3,597
Fujitec Co. Ltd.	215,584	3,512
Mizuho Leasing Co. Ltd.	117,401	3,500
Fuji Corp.	222,188	3,492
SMS Co. Ltd.	139,400	3,453
en-japan Inc.	86,700	3,445
Kotobuki Spirits Co. Ltd.	52,000	3,433
Nikkon Holdings Co. Ltd.	146,448	3,379
Jeol Ltd.	104,700	3,370
JCR Pharmaceuticals Co. Ltd.	38,694	3,319
Nippon Gas Co. Ltd.	103,600	3,276
Shimachu Co. Ltd.	114,200	3,260
Digital Garage Inc.	89,200	3,253
NSD Co. Ltd.	200,568	3,232
Duskin Co. Ltd.	117,260	3,231
Nitto Boseki Co. Ltd.	77,611	3,220
Systena Corp.	190,600	3,198
^ Colowide Co. Ltd.	156,200	3,167
Nishimatsu Construction Co. Ltd.	142,542	3,162
cocokara fine Inc.	50,889	3,134
As One Corp.	34,400	3,117
Nippon Light Metal Holdings Co. Ltd.	1,624,769	3,100
TOKAI Holdings Corp.	323,700	3,084
Takasago Thermal Engineering Co. Ltd.	176,589	3,067
Menicon Co. Ltd.	67,300	3,014
Kenedix Inc.	597,600	3,006
Toho Holdings Co. Ltd.	146,218	3,003
Kanematsu Corp.	229,200	2,939
JINS Holdings Inc.	41,600	2,926
Oki Electric Industry Co. Ltd.	232,406	2,894
Daiseki Co. Ltd.	107,687	2,892
Milbon Co. Ltd.	51,320	2,872
Kureha Corp.	50,702	2,844
Sakata Seed Corp.	88,456	2,827
Sangetsu Corp.	159,320	2,812

Mirait Holdings Corp.	188,171	2,810
Daiwabo Holdings Co. Ltd.	50,476	2,810
Tsubakimoto Chain Co.	91,264	2,808
Keihin Corp.	119,721	2,799
Showa Corp.	135,592	2,798
Kumagai Gumi Co. Ltd.	97,980	2,797
Heiwa Real Estate Co. Ltd.	93,542	2,757
Nihon Parkerizing Co. Ltd.	264,761	2,746
Tomy Co. Ltd.	252,417	2,730
Taikisha Ltd.	79,288	2,711
Mitsubishi Logisnext Co. Ltd.	179,900	2,710
Katitas Co. Ltd.	67,300	2,704
Daio Paper Corp.	205,554	2,698
Toshiba TEC Corp.	67,300	2,635
Okumura Corp.	99,452	2,629
DTS Corp.	112,342	2,604
Create Restaurants Holdings Inc.	124,670	2,598
Toei Co. Ltd.	18,764	2,591
BayCurrent Consulting Inc.	36,996	2,583
Asahi Holdings Inc.	102,800	2,581
Outsourcing Inc.	282,400	2,556
Trusco Nakayama Corp.	108,900	2,533
Kiyo Bank Ltd.	177,210	2,532
EDION Corp.	238,675	2,467
Hanwa Co. Ltd.	102,183	2,464
Nomura Co. Ltd.	215,000	2,442
Paramount Bed Holdings Co. Ltd.	58,300	2,413
CKD Corp.	152,100	2,407
Zojirushi Corp.	120,500	2,395
Senko Group Holdings Co. Ltd.	299,300	2,393
Central Glass Co. Ltd.	109,813	2,386
Ichibanya Co. Ltd.	45,468	2,375
Toyo Ink SC Holdings Co. Ltd.	106,354	2,371
NEC Networks & System Integration Corp.	63,400	2,370
DCM Holdings Co. Ltd.	245,088	2,342
Elecom Co. Ltd.	57,900	2,334
Tokyo Dome Corp.	248,578	2,332
Fuji Soft Inc.	57,874	2,320
Sumitomo Mitsui Construction Co. Ltd.	411,946	2,317
San-In Godo Bank Ltd.	420,400	2,306
Japan Material Co. Ltd.	157,800	2,303
Takuma Co. Ltd.	208,200	2,270
Takara Standard Co. Ltd.	131,399	2,254
Ogaki Kyoritsu Bank Ltd.	109,474	2,254
Awa Bank Ltd.	101,700	2,236
Mandom Corp.	98,554	2,231
Fuji Kyuko Co. Ltd.	63,400	2,223
Totetsu Kogyo Co. Ltd.	76,200	2,219
Japan Lifeline Co. Ltd.	186,000	2,213
^ Atom Corp.	234,657	2,198
Aiful Corp.	808,300	2,193
Nisshin Oillio Group Ltd.	65,452	2,190
Okinawa Electric Power Co. Inc.	117,742	2,169
Funai Soken Holdings Inc.	86,150	2,166
Okamura Corp.	225,347	2,165
Makino Milling Machine Co. Ltd.	57,580	2,154
Prestige International Inc.	236,900	2,147

Shinko Electric Industries Co. Ltd.	182,500	2,142
Nissin Kogyo Co. Ltd.	105,209	2,127
Internet Initiative Japan Inc.	76,356	2,124
Nanto Bank Ltd.	89,700	2,123
KH Neochem Co. Ltd.	98,100	2,111
Iriso Electronics Co. Ltd.	55,500	2,101
Nikkiso Co. Ltd.	167,761	2,085
Kumiai Chemical Industry Co. Ltd.	270,450	2,075
San-A Co. Ltd.	50,244	2,055
Nippon Soda Co. Ltd.	76,325	2,054
Nippon Densetsu Kogyo Co. Ltd.	97,103	2,053
Meidensha Corp.	110,187	2,046
Hogy Medical Co. Ltd.	59,622	2,044
Starts Corp. Inc.	84,315	2,036
Nippon Signal Company Ltd.	160,916	2,029
Nippon Flour Mills Co. Ltd.	134,129	2,023
Max Co. Ltd.	107,600	2,012
Juroku Bank Ltd.	97,500	2,012
Suruga Bank Ltd.	510,300	2,010
Kanamoto Co. Ltd.	81,600	2,009
Shinmaywa Industries Ltd.	152,668	1,984
Japan Elevator Service Holdings Co. Ltd.	88,700	1,982
Anicom Holdings Inc.	55,400	1,981
TKC Corp.	39,849	1,973
Taiyo Holdings Co. Ltd.	46,600	1,971
Macnica Fuji Electronics Holdings Inc.	131,913	1,970
Hokkoku Bank Ltd.	67,151	1,966
United Arrows Ltd.	73,267	1,948
FCC Co. Ltd.	96,343	1,948
Sumitomo Warehouse Co. Ltd.	149,655	1,939
^ Toshiba Machine Co. Ltd.	63,400	1,938
Earth Corp.	36,243	1,937
Joyful Honda Co. Ltd.	170,648	1,929
Valor Holdings Co. Ltd.	109,600	1,915
Nichiha Corp.	79,000	1,899
Bank of Okinawa Ltd.	59,644	1,899
Nachi-Fujikoshi Corp.	51,651	1,897
Transcosmos Inc.	73,396	1,896
MOS Food Services Inc.	68,058	1,880
Kadokawa Corp.	112,201	1,876
Tokyo Steel Manufacturing Co. Ltd.	250,100	1,874
ZERIA Pharmaceutical Co. Ltd.	105,440	1,868
Showa Sangyo Co. Ltd.	67,700	1,866
KYORIN Holdings Inc.	103,300	1,855
Nippon Steel Trading Corp.	40,949	1,853
Seiko Holdings Corp.	75,858	1,849
Nippon Seiki Co. Ltd.	125,332	1,841
^ Leopalace21 Corp.	640,400	1,840
Kato Sangyo Co. Ltd.	59,200	1,836
Sato Holdings Corp.	64,400	1,830
Gunze Ltd.	45,507	1,814
Mitsubishi Pencil Co. Ltd.	123,300	1,802
Topre Corp.	118,400	1,797
Nojima Corp.	91,000	1,795
Tokai Tokyo Financial Holdings Inc.	603,100	1,795
Prima Meat Packers Ltd.	80,488	1,779
Ohsho Food Service Corp.	29,474	1,769

Hokuetsu Corp.	383,421	1,767
Koshidaka Holdings Co. Ltd.	124,908	1,763
Eizo Corp.	53,556	1,748
Raito Kogyo Co. Ltd.	124,300	1,741
Descente Ltd.	106,900	1,737
Onward Holdings Co. Ltd.	301,656	1,733
KOMEDA Holdings Co. Ltd.	86,700	1,731
Dip Corp.	54,300	1,729
Morita Holdings Corp.	109,566	1,721
Hyakugo Bank Ltd.	573,600	1,718
* Mitsui E&S Holdings Co. Ltd.	205,600	1,717
Eiken Chemical Co. Ltd.	86,400	1,717
Giken Ltd.	39,100	1,716
Keiyo Bank Ltd.	324,000	1,712
Hosiden Corp.	155,867	1,708
Hitachi Zosen Corp.	455,110	1,707
Daihen Corp.	54,651	1,706
Yamazen Corp.	183,600	1,701
Exedy Corp.	81,900	1,695
Arcs Co. Ltd.	96,200	1,693
JCU Corp.	59,600	1,691
Sekisui Jushi Corp.	77,100	1,687
Japan Wool Textile Co. Ltd.	176,589	1,685
Aeon Delight Co. Ltd.	49,100	1,685
Komeri Co. Ltd.	77,800	1,677
Ai Holdings Corp.	98,600	1,677
Strike Co. Ltd.	39,214	1,672
Round One Corp.	178,800	1,666
BML Inc.	58,400	1,654
Kameda Seika Co. Ltd.	36,800	1,641
Chudenko Corp.	70,600	1,631
Towa Pharmaceutical Co. Ltd.	71,282	1,628
Jaccs Co. Ltd.	68,900	1,627
Maruwa Co. Ltd.	22,300	1,621
Aoyama Trading Co. Ltd.	125,700	1,611
Kohnan Shoji Co. Ltd.	73,600	1,605
Takeuchi Manufacturing Co. Ltd.	95,000	1,603
UACJ Corp.	78,385	1,597
Kitz Corp.	230,848	1,597
Inabata & Co. Ltd.	119,200	1,595
Shibuya Corp.	57,200	1,588
Yokogawa Bridge Holdings Corp.	84,600	1,587
Kisoji Co. Ltd.	58,360	1,581
Kintetsu World Express Inc.	98,400	1,569
Infocom Corp.	56,340	1,563
Sanken Electric Co. Ltd.	61,629	1,554
Daibiru Corp.	126,243	1,554
Okasan Securities Group Inc.	442,700	1,552
Seiren Co. Ltd.	121,600	1,552
Royal Holdings Co. Ltd.	70,900	1,550
Financial Products Group Co. Ltd.	165,600	1,548
Shima Seiki Manufacturing Ltd.	80,100	1,545
Nichi-iko Pharmaceutical Co. Ltd.	131,302	1,543
Nichicon Corp.	170,783	1,543
Relia Inc.	115,600	1,542
Sanki Engineering Co. Ltd.	112,867	1,534
Uchida Yoko Co. Ltd.	23,500	1,533

Shoei Co. Ltd.	33,700	1,533
San-Ai Oil Co. Ltd.	152,900	1,526
Ryosan Co. Ltd.	65,957	1,525
Saizeriya Co. Ltd.	69,621	1,523
North Pacific Bank Ltd.	760,200	1,523
Pacific Industrial Co. Ltd.	127,600	1,520
Nitto Kogyo Corp.	73,088	1,513
^ Aruhi Corp.	92,526	1,505
Create SD Holdings Co. Ltd.	60,418	1,503
Maxell Holdings Ltd.	114,300	1,500
Nitta Corp.	53,400	1,494
Nissin Electric Co. Ltd.	125,100	1,493
NichiiGakkan Co. Ltd.	108,100	1,492
Adastria Co. Ltd.	75,800	1,489
Nagaileben Co. Ltd.	69,000	1,483
Fuso Chemical Co. Ltd.	52,500	1,477
* euglena Co. Ltd.	190,700	1,465
* KYB Corp.	54,400	1,464
Tocalo Co. Ltd.	146,700	1,461
Arata Corp.	35,259	1,458
* RENOVA Inc.	121,500	1,458
Fujimi Inc.	53,547	1,454
Wacom Co. Ltd.	399,136	1,454
Noritake Co. Ltd.	36,500	1,451
Osaka Soda Co. Ltd.	54,200	1,440
Raiznext Corp.	123,900	1,437
Heiwado Co. Ltd.	81,900	1,431
Yuasa Trading Co. Ltd.	44,600	1,431
^ Miroku Jyoho Service Co. Ltd.	51,600	1,424
Musashi Seimitsu Industry Co. Ltd.	121,730	1,422
Okamoto Industries Inc.	40,400	1,406
Token Corp.	20,286	1,403
T-Gaia Corp.	57,000	1,402
Ricoh Leasing Co. Ltd.	37,506	1,401
Yokowo Co. Ltd.	52,837	1,401
Bank of Nagoya Ltd.	48,112	1,400
SAMTY Co. Ltd.	82,300	1,395
Musashino Bank Ltd.	89,000	1,395
TOMONY Holdings Inc.	416,400	1,383
Information Services International-Dentsu Ltd.	32,900	1,372
Saibu Gas Co. Ltd.	63,773	1,367
Hirata Corp.	23,611	1,365
Senshu Ikeda Holdings Inc.	747,300	1,364
^ Ringer Hut Co. Ltd.	60,400	1,363
United Super Markets Holdings Inc.	152,450	1,361
COLOPL Inc.	130,900	1,357
Sanyo Chemical Industries Ltd.	28,954	1,355
Yodogawa Steel Works Ltd.	75,733	1,355
Sakai Moving Service Co. Ltd.	24,200	1,348
Nippon Sheet Glass Co. Ltd.	248,900	1,343
Kura Sushi Inc.	26,700	1,342
Idec Corp.	75,100	1,336
Tokyu Construction Co. Ltd.	191,100	1,333
Doutor Nichires Holdings Co. Ltd.	70,537	1,333
Nohmi Bosai Ltd.	59,800	1,328
Toridoll Holdings Corp.	58,100	1,323
Belc Co. Ltd.	24,800	1,323

Hiday Hidaka Corp.	72,919	1,319
Keihanshin Building Co. Ltd.	97,500	1,314
Tsubaki Nakashima Co. Ltd.	111,800	1,310
Hyakujushi Bank Ltd.	72,600	1,305
Chugoku Marine Paints Ltd.	140,400	1,305
Unipres Corp.	102,180	1,303
Axial Retailing Inc.	38,630	1,300
Hamakyorex Co. Ltd.	43,200	1,299
Teikoku Sen-I Co. Ltd.	57,784	1,298
Solasto Corp.	124,400	1,294
Aomori Bank Ltd.	52,361	1,287
Life Corp.	53,900	1,284
Bell System24 Holdings Inc.	91,600	1,284
Fujimori Kogyo Co. Ltd.	41,800	1,284
Argo Graphics Inc.	40,700	1,280
Yellow Hat Ltd.	80,000	1,274
eRex Co. Ltd.	83,800	1,272
TPR Co. Ltd.	77,329	1,266
Shizuoka Gas Co. Ltd.	157,100	1,264
Tsukishima Kikai Co. Ltd.	95,500	1,263
Mitsuuroko Group Holdings Co. Ltd.	123,600	1,255
Nippon Koei Co. Ltd.	38,000	1,251
Toppan Forms Co. Ltd.	109,300	1,240
Digital Arts Inc.	26,700	1,239
Yondoshi Holdings Inc.	56,800	1,234
Aida Engineering Ltd.	153,906	1,234
Tamura Corp.	211,200	1,234
Mizuno Corp.	51,156	1,233
Computer Engineering & Consulting Ltd.	65,870	1,233
S Foods Inc.	50,900	1,224
ARTERIA Networks Corp.	70,100	1,223
Broadleaf Co. Ltd.	220,600	1,219
Sakata INX Corp.	115,800	1,209
Trancom Co. Ltd.	17,000	1,207
MCJ Co. Ltd.	175,800	1,206
Tokyotokeiba Co. Ltd.	41,000	1,205
LIXIL VIVA Corp.	58,800	1,203
T Hasegawa Co. Ltd.	58,500	1,200
IR Japan Holdings Ltd.	24,500	1,199
Bunka Shutter Co. Ltd.	150,000	1,199
Modec Inc.	54,288	1,198
^ Chiyoda Corp.	422,300	1,195
Comture Corp.	61,400	1,194
METAWATER Co. Ltd.	31,000	1,193
Tokai Corp.	49,200	1,190
Cybozu Inc.	67,900	1,187
Zenrin Co. Ltd.	88,050	1,186
Optex Group Co. Ltd.	90,100	1,186
Nippon Ceramic Co. Ltd.	53,400	1,185
Ryobi Ltd.	73,087	1,184
Restar Holdings Corp.	70,000	1,183
Plenus Co. Ltd.	64,600	1,176
Piolax Inc.	66,400	1,174
Kanto Denka Kogyo Co. Ltd.	127,200	1,173
Noritz Corp.	94,987	1,170
Nishio Rent All Co. Ltd.	43,500	1,169
Sanyo Denki Co. Ltd.	24,000	1,168

	Torii Pharmaceutical Co. Ltd.	34,300	1,164
^	Shoei Foods Corp.	34,700	1,163
	Futaba Corp.	98,732	1,160
	Konoike Transport Co. Ltd.	82,100	1,159
	Toho Bank Ltd.	504,264	1,159
	Tsugami Corp.	128,000	1,156
	Monex Group Inc.	484,787	1,153
	Maruwa Unyu Kikan Co. Ltd.	55,902	1,150
	FULLCAST Holdings Co. Ltd.	54,346	1,149
	Marudai Food Co. Ltd.	59,118	1,144
	Star Micronics Co. Ltd.	88,898	1,137
	Chofu Seisakusho Co. Ltd.	53,500	1,135
	S-Pool Inc.	160,060	1,135
	Maeda Kosen Co. Ltd.	59,100	1,131
	Sintokogio Ltd.	132,200	1,128
	Organo Corp.	18,000	1,128
	Joshin Denki Co. Ltd.	51,326	1,124
	Riso Kagaku Corp.	65,884	1,123
	Dexerials Corp.	131,500	1,119
	Wakita & Co. Ltd.	120,700	1,117
	Maruzen Showa Unyu Co. Ltd.	41,800	1,116
	Kurabo Industries Ltd.	52,200	1,112
	Fukushima Galilei Co. Ltd.	30,900	1,107
	Seikagaku Corp.	104,264	1,107
	Bank of Iwate Ltd.	45,524	1,106
	TOC Co. Ltd.	137,546	1,105
	Chubu Shiryo Co. Ltd.	71,300	1,102
	Pack Corp.	31,300	1,102
*,^	Japan Display Inc.	1,743,500	1,097
	Komori Corp.	120,500	1,095
	Bank of the Ryukyus Ltd.	113,867	1,093
	Siix Corp.	94,100	1,092
	Daiho Corp.	43,800	1,088
	Nishimatsuya Chain Co. Ltd.	127,100	1,087
	Japan Securities Finance Co. Ltd.	236,041	1,081
	Yamagata Bank Ltd.	85,085	1,075
	Denki Kogyo Co. Ltd.	31,980	1,074
	Fujio Food System Co. Ltd.	66,700	1,073
*	M&A Capital Partners Co. Ltd.	34,400	1,072
	V Technology Co. Ltd.	24,200	1,069
	Kanematsu Electronics Ltd.	33,000	1,068
	Furukawa Co. Ltd.	88,798	1,068
	KFC Holdings Japan Ltd.	38,800	1,067
	Gree Inc.	253,800	1,066
	Kyokuto Kaihatsu Kogyo Co. Ltd.	82,200	1,062
	Oiles Corp.	76,108	1,062
	TSI Holdings Co. Ltd.	225,600	1,061
	Itochu Enex Co. Ltd.	125,000	1,060
	EPS Holdings Inc.	88,800	1,058
	ESPEC Corp.	51,808	1,049
	Daikyonishikawa Corp.	153,300	1,046
	Fujicco Co. Ltd.	59,405	1,045
	Monogatari Corp.	12,970	1,042
	Nippon Road Co. Ltd.	15,300	1,038
	World Co. Ltd.	47,100	1,032
	Japan Pulp & Paper Co. Ltd.	27,900	1,032
	Obara Group Inc.	32,340	1,026

Takara Leben Co. Ltd.	229,700	1,023
Sourcenext Corp.	228,200	1,022
Central Security Patrols Co. Ltd.	18,695	1,021
Micronics Japan Co. Ltd.	88,500	1,020
Kyoei Steel Ltd.	58,012	1,018
Shikoku Chemicals Corp.	92,800	1,017
Kaga Electronics Co. Ltd.	49,100	1,016
Tanseisha Co. Ltd.	89,900	1,011
AOKI Holdings Inc.	103,504	1,010
Meisei Industrial Co. Ltd.	128,300	1,008
Optim Corp.	27,419	1,006
ValueCommerce Co. Ltd.	43,200	1,005
Nissha Co. Ltd.	110,360	997
Aichi Steel Corp.	31,002	990
Hokuto Corp.	55,924	990
JVCKenwood Corp.	434,840	990
Konishi Co. Ltd.	70,400	986
Fujibo Holdings Inc.	30,200	982
Yokohama Reito Co. Ltd.	112,400	978
Takamatsu Construction Group Co. Ltd.	40,500	978
Ehime Bank Ltd.	95,200	977
Rorze Corp.	26,500	976
Pressance Corp.	87,648	976
Mitsui-Soko Holdings Co. Ltd.	59,652	975
Oita Bank Ltd.	42,007	972
Tosei Corp.	75,200	971
Doshisha Co. Ltd.	63,000	970
Futaba Industrial Co. Ltd.	161,100	968
VT Holdings Co. Ltd.	236,400	967
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	36,403	967
Okuwa Co. Ltd.	72,000	967
eGuarantee Inc.	79,700	963
Mitsui High-Tec Inc.	64,700	963
Matsuyafoods Holdings Co. Ltd.	22,200	961
^ Nippon Carbon Co. Ltd.	28,200	958
Ichikoh Industries Ltd.	153,466	955
Mitsuboshi Belting Ltd.	55,800	952
Avex Inc.	85,500	950
Daito Pharmaceutical Co. Ltd.	29,500	950
Dynam Japan Holdings Co. Ltd.	744,440	948
Sankyo Tateyama Inc.	72,700	946
Canon Electronics Inc.	49,794	945
^ Kitanotatsujin Corp.	167,900	941
Tsurumi Manufacturing Co. Ltd.	56,800	940
Fukui Bank Ltd.	62,155	938
Toyo Construction Co. Ltd.	197,900	937
Riken Keiki Co. Ltd.	47,900	930
^ DyDo Group Holdings Inc.	24,644	927
Ryoyo Electro Corp.	54,642	925
Miyazaki Bank Ltd.	41,293	925
Sumitomo Densetsu Co. Ltd.	38,400	925
Macromill Inc.	100,800	923
Key Coffee Inc.	44,393	920
J-Oil Mills Inc.	24,400	917
Nextage Co. Ltd.	97,300	917
LIFULL Co. Ltd.	178,400	916
Sogo Medical Holdings Co. Ltd.	48,700	915

	Dai-Dan Co. Ltd.	37,700	914
	San ju San Financial Group Inc.	62,652	903
*,^	Vision Inc.	69,065	902
^	Fuji Co. Ltd.	53,500	897
	Tamron Co. Ltd.	42,100	894
	Gakken Holdings Co. Ltd.	13,500	892
	Zuken Inc.	39,200	890
	Ines Corp.	61,300	889
^	Taiko Pharmaceutical Co. Ltd.	23,379	886
	Inageya Co. Ltd.	66,100	885
	YAMABIKO Corp.	90,600	885
	Vital KSK Holdings Inc.	92,700	881
	Tekken Corp.	34,600	876
	Taihei Dengyo Kaisha Ltd.	42,000	875
	Tokushu Tokai Paper Co. Ltd.	24,000	874
	Tachi-S Co. Ltd.	75,000	873
	Bando Chemical Industries Ltd.	117,200	873
	Takasago International Corp.	40,400	872
	Sanyo Electric Railway Co. Ltd.	44,984	869
	Okabe Co. Ltd.	110,635	869
	PAL GROUP Holdings Co. Ltd.	29,500	869
	Hioki EE Corp.	24,300	864
	Sodick Co. Ltd.	110,678	860
	Kappa Create Co. Ltd.	63,388	859
	Valqua Ltd.	40,600	858
	Future Corp.	49,400	856
	Sanyo Special Steel Co. Ltd.	63,070	855
	Nippon Kanzai Co. Ltd.	48,000	855
	Chiyoda Co. Ltd.	63,300	851
	Mie Kotsu Group Holdings Inc.	156,300	848
	Sun Frontier Fudousan Co. Ltd.	75,900	848
	Shin-Etsu Polymer Co. Ltd.	99,200	843
	Shikoku Bank Ltd.	96,340	843
	Tonami Holdings Co. Ltd.	18,400	840
	Hibiya Engineering Ltd.	47,800	838
	Sinko Industries Ltd.	53,841	836
	Insource Co. Ltd.	28,100	832
	Tachibana Eletech Co. Ltd.	50,934	831
	Mimasu Semiconductor Industry Co. Ltd.	39,300	829
	Sakai Chemical Industry Co. Ltd.	40,809	829
^	J Trust Co. Ltd.	218,700	826
	Akita Bank Ltd.	45,200	824
	Noritsu Koki Co. Ltd.	56,800	823
	Koa Corp.	77,400	818
	Tayca Corp.	47,332	816
	Tokyo Kiraboshi Financial Group Inc.	71,166	815
	Anest Iwata Corp.	89,600	815
	Ishihara Sangyo Kaisha Ltd.	97,100	814
	Kenko Mayonnaise Co. Ltd.	36,300	813
	Starzen Co. Ltd.	20,600	813
	Daiichi Jitsugyo Co. Ltd.	25,500	811
	EM Systems Co. Ltd.	97,600	811
	Sinfonia Technology Co. Ltd.	72,600	811
	G-Tekt Corp.	56,300	808
	Geo Holdings Corp.	71,100	808
	Qol Holdings Co. Ltd.	61,599	806
	Tosho Co. Ltd.	41,400	806

Mitsui Sugar Co. Ltd.	40,900	801
Foster Electric Co. Ltd.	53,785	799
Kintetsu Department Store Co. Ltd.	24,400	798
Fixstars Corp.	58,000	792
Sumitomo Riko Co. Ltd.	100,900	792
Press Kogyo Co. Ltd.	240,000	790
Topy Industries Ltd.	48,479	786
Riso Kyoiku Co. Ltd.	237,600	785
SBS Holdings Inc.	47,200	785
IDOM Inc.	145,700	781
Arcland Sakamoto Co. Ltd.	70,700	777
Hosokawa Micron Corp.	16,900	775
Goldcrest Co. Ltd.	45,080	775
Denyo Co. Ltd.	40,800	775
LEC Inc.	69,948	774
St. Marc Holdings Co. Ltd.	37,000	774
Asahi Diamond Industrial Co. Ltd.	141,122	772
Riken Vitamin Co. Ltd.	21,400	769
Daido Metal Co. Ltd.	124,200	769
Megachips Corp.	49,281	767
Japan Meat Co. Ltd.	37,100	766
Daiwa Industries Ltd.	72,500	764
Riken Corp.	23,700	764
Kamakura Shinsho Ltd.	52,400	762
SWCC Showa Holdings Co. Ltd.	61,300	761
Marusan Securities Co. Ltd.	159,655	760
Sanshin Electronics Co. Ltd.	49,200	757
Nippon Thompson Co. Ltd.	181,500	755
Belluna Co. Ltd.	131,600	748
* Vector Inc.	65,700	747
Rheon Automatic Machinery Co. Ltd.	55,315	744
Nissei ASB Machine Co. Ltd.	22,000	743
Enplas Corp.	27,653	742
Aichi Bank Ltd.	24,104	742
Hoosiers Holdings	117,200	739
Advan Co. Ltd.	62,800	738
Iino Kaiun Kaisha Ltd.	227,636	737
Union Tool Co.	26,000	737
Nippon Yakin Kogyo Co. Ltd.	38,679	735
Daiken Corp.	42,800	731
Intage Holdings Inc.	90,500	729
Yamanashi Chuo Bank Ltd.	80,462	728
Pacific Metals Co. Ltd.	38,808	727
Toyo Tanso Co. Ltd.	39,010	725
^ BrainPad Inc.	12,819	722
Matsuya Co. Ltd.	106,700	713
Tenma Corp.	39,600	712
Parco Co. Ltd.	42,200	711
OSJB Holdings Corp.	287,994	710
Oyo Corp.	55,700	706
^ RPA Holdings Inc.	74,630	706
Toa Corp.	49,500	705
Arcland Service Holdings Co. Ltd.	38,800	703
Toyo Corp.	61,517	701
Amuse Inc.	27,200	700
^ Yamashin-Filter Corp.	100,813	699
Neturen Co. Ltd.	90,500	699

	Shin Nippon Air Technologies Co. Ltd.	37,000	698
	KAWADA TECHNOLOGIES Inc.	12,000	698
	Sumitomo Seika Chemicals Co. Ltd.	24,300	692
	Rock Field Co. Ltd.	52,568	692
	Toenec Corp.	19,100	689
	Optorun Co. Ltd.	26,300	688
	Dai Nippon Toryo Co. Ltd.	67,000	687
	ZIGExN Co. Ltd.	153,800	684
	Stella Chemifa Corp.	24,800	683
	Alconix Corp.	55,714	680
	CI Takiron Corp.	108,000	679
	ES-Con Japan Ltd.	79,200	679
	Elan Corp.	44,000	678
	Kyokuyo Co. Ltd.	25,900	672
	Nichiden Corp.	35,700	668
	Tsukui Corp.	128,000	667
	Mitsubishi Research Institute Inc.	17,000	667
	Yorozu Corp.	50,676	666
	Towa Bank Ltd.	91,000	665
	Shinko Shoji Co. Ltd.	86,900	665
	Toho Titanium Co. Ltd.	86,800	665
	ASKA Pharmaceutical Co. Ltd.	59,100	665
	Katakura Industries Co. Ltd.	58,500	664
	Yonex Co. Ltd.	103,100	663
	Nippon Chemi-Con Corp.	43,681	660
	Kanagawa Chuo Kotsu Co. Ltd.	17,800	660
	Poletowin Pitcrew Holdings Inc.	79,900	659
	Sagami Holdings Corp.	52,196	659
	CONEXIO Corp.	45,100	657
	Itochu-Shokuhin Co. Ltd.	14,300	657
	PIA Corp.	16,500	655
	Nittetsu Mining Co. Ltd.	16,100	655
	Eagle Industry Co. Ltd.	73,500	654
^	Kyosan Electric Manufacturing Co. Ltd.	128,300	651
	Chukyo Bank Ltd.	31,800	650
	Akatsuki Inc.	14,200	648
	Krosaki Harima Corp.	10,900	647
	Osaki Electric Co. Ltd.	112,900	646
	Alpen Co. Ltd.	43,000	645
	Shinwa Co. Ltd.	32,000	643
	OSAKA Titanium Technologies Co. Ltd.	50,800	643
	Shindengen Electric Manufacturing Co. Ltd.	21,100	643
	Furuno Electric Co. Ltd.	65,300	641
	Kamei Corp.	63,100	641
	Toa Corp.	62,200	641
*,^	W-Scope Corp.	78,200	639
	Godo Steel Ltd.	24,600	638
	Fukuda Corp.	14,400	638
	Arakawa Chemical Industries Ltd.	46,100	637
	Komatsu Matere Co. Ltd.	93,400	637
	Feed One Co. Ltd.	387,000	637
	Nihon Chouzai Co. Ltd.	18,100	637
	Pasona Group Inc.	49,900	631
	Xebio Holdings Co. Ltd.	59,208	630
	Nitto Kohki Co. Ltd.	29,200	630
	OPT Holding Inc.	44,845	629
	Sparx Group Co. Ltd.	260,600	627

	CMK Corp.	131,600	621
	Cawachi Ltd.	31,800	620
	Kurimoto Ltd.	32,100	617
	Icom Inc.	26,600	614
	Toho Zinc Co. Ltd.	35,778	612
	Cosel Co. Ltd.	59,200	611
	Nagatanien Holdings Co. Ltd.	30,900	611
	Moriroku Holdings Co. Ltd.	30,100	601
	GLOBERIDE Inc.	28,100	601
	JAC Recruitment Co. Ltd.	39,300	600
*	Unitika Ltd.	151,900	598
	Yurtec Corp.	99,300	596
	Achilles Corp.	37,400	593
	Towa Corp.	65,665	592
*,^	KLab Inc.	82,660	589
	Warabeya Nichiyo Holdings Co. Ltd.	35,600	587
	Teikoku Electric Manufacturing Co. Ltd.	46,800	586
	WATAMI Co. Ltd.	50,000	585
	SB Technology Corp.	26,700	584
*	Istyle Inc.	136,500	584
	Japan Transcity Corp.	132,592	583
	Riken Technos Corp.	130,700	581
	Shinnihon Corp.	69,600	579
	Fujiya Co. Ltd.	28,900	579
	Chori Co. Ltd.	29,500	579
	Roland DG Corp.	31,900	577
	Halows Co. Ltd.	22,900	573
	Chiyoda Integre Co. Ltd.	30,500	570
	Aisan Industry Co. Ltd.	88,300	569
	JDC Corp.	104,100	568
	Michinoku Bank Ltd.	44,700	568
	Kanaden Corp.	46,700	567
	YAKUODO Holdings Co. Ltd.	28,300	567
	Juki Corp.	81,918	566
^	Sanoh Industrial Co. Ltd.	60,300	566
^	Link And Motivation Inc.	117,800	563
	BRONCO BILLY Co. Ltd.	23,800	562
	Mitsuba Corp.	95,724	562
	Sumida Corp.	57,109	558
	Fuji Pharma Co. Ltd.	44,300	558
	Nissin Sugar Co. Ltd.	30,400	556
	Koatsu Gas Kogyo Co. Ltd.	76,000	555
	Hochiki Corp.	39,900	555
	Kyodo Printing Co. Ltd.	20,400	555
	Fukui Computer Holdings Inc.	18,200	554
	Gurunavi Inc.	67,600	549
	Hodogaya Chemical Co. Ltd.	16,200	549
	K&O Energy Group Inc.	37,500	549
	Nichiban Co. Ltd.	34,800	548
	Weathernews Inc.	15,600	547
	Ryoden Corp.	36,200	544
	Shimizu Bank Ltd.	29,000	542
	Keiyo Co. Ltd.	109,400	539
	JSP Corp.	30,900	539
	Nihon Nohyaku Co. Ltd.	105,100	535
	Onoken Co. Ltd.	43,300	534
	GCA Corp.	63,100	533

^ Change Inc.	19,300	533
Iseki & Co. Ltd.	40,587	532
Nippon Parking Development Co. Ltd.	402,000	529
WDB Holdings Co. Ltd.	21,612	526
ASAHI YUKIZAI Corp.	33,811	522
Ichiyoshi Securities Co. Ltd.	93,900	522
^ Taki Chemical Co. Ltd.	13,000	521
FIDEA Holdings Co. Ltd.	468,600	521
Kasai Kogyo Co. Ltd.	70,100	520
Honeys Holdings Co. Ltd.	41,390	518
Yahagi Construction Co. Ltd.	67,400	514
Fudo Tetra Corp.	33,620	507
Sankyo Seiko Co. Ltd.	93,697	505
France Bed Holdings Co. Ltd.	57,900	505
Shibusawa Warehouse Co. Ltd.	26,209	505
Maezawa Kyuso Industries Co. Ltd.	23,800	504
Nihon Tokushu Toryo Co. Ltd.	42,700	504
Aiphone Co. Ltd.	32,500	503
Tri Chemical Laboratories Inc.	5,300	503
Tatsuta Electric Wire and Cable Co. Ltd.	95,500	503
BeNEXT Group Inc.	48,992	501
Tochigi Bank Ltd.	274,512	500
Nihon Trim Co. Ltd.	12,500	499
* Nippon Sharyo Ltd.	18,300	498
Nippon Beet Sugar Manufacturing Co. Ltd.	28,800	497
Rokko Butter Co. Ltd.	33,300	496
Fujita Kanko Inc.	20,500	496
Sekisui Plastics Co. Ltd.	70,400	496
RS Technologies Co. Ltd.	19,300	494
Happinet Corp.	41,000	493
NS United Kaiun Kaisha Ltd.	26,900	490
Yushin Precision Equipment Co. Ltd.	58,000	488
PC Depot Corp.	90,940	488
Marvelous Inc.	76,700	487
Matsuda Sangyo Co. Ltd.	34,100	484
Kansai Super Market Ltd.	51,900	482
Itoki Corp.	109,900	480
Elematec Corp.	42,600	479
Aichi Corp.	72,700	476
Hokkan Holdings Ltd.	26,600	473
F@N Communications Inc.	116,500	473
Bank of Saga Ltd.	33,200	470
CTS Co. Ltd.	73,842	469
Alpha Systems Inc.	18,200	469
Ministop Co. Ltd.	33,200	469
NEC Capital Solutions Ltd.	20,600	468
Hisaka Works Ltd.	56,300	465
Torishima Pump Manufacturing Co. Ltd.	58,200	463
Mars Group Holdings Corp.	25,600	459
Jimoto Holdings Inc.	475,182	459
ST Corp.	30,400	459
Nissin Corp.	29,700	457
Tomoku Co. Ltd.	27,000	457
Sinanen Holdings Co. Ltd.	24,500	457
MTI Ltd.	72,400	456
Hito Communications Holdings Inc.	27,666	455
Meiko Network Japan Co. Ltd.	51,963	455

	Studio Alice Co. Ltd.	25,700	454
*	Nippon Denko Co. Ltd.	309,490	453
	Kato Works Co. Ltd.	29,941	446
	Osaka Steel Co. Ltd.	30,800	444
	Daikokutenbussan Co. Ltd.	13,600	444
	Central Sports Co. Ltd.	15,775	444
	SRA Holdings	19,100	444
	JP-Holdings Inc.	153,000	442
^	Dai-ichi Seiko Co. Ltd.	20,100	442
	Hokkaido Gas Co. Ltd.	29,400	440
	Melco Holdings Inc.	18,200	438
^	YA-MAN Ltd.	73,200	437
	Kourakuen Holdings Corp.	25,600	436
	Pronexus Inc.	39,935	436
	Tokyo Energy & Systems Inc.	53,900	434
	Nisso Corp.	46,800	431
*	Akebono Brake Industry Co. Ltd.	209,083	426
^	CHIMNEY Co. Ltd.	20,000	426
	SMK Corp.	14,900	425
	Yomiuri Land Co. Ltd.	10,800	424
	Kitagawa Corp.	21,200	423
	Space Value Holdings Co. Ltd.	84,200	422
*	Open Door Inc.	34,700	421
	Toyo Kanetsu KK	21,000	419
	Taisei Lamick Co. Ltd.	16,200	419
	Airtrip Corp.	28,318	419
	Genky DrugStores Co. Ltd.	23,100	418
	Chiba Kogyo Bank Ltd.	130,100	416
	Zuiko Corp.	10,700	415
*,^	Gunosy Inc.	36,900	406
	Tokyo Electron Device Ltd.	17,600	405
	Asahi Co. Ltd.	33,500	403
	Kyokuto Securities Co. Ltd.	58,900	401
	Tsukuba Bank Ltd.	213,100	401
	Kita-Nippon Bank Ltd.	20,500	400
	CMIC Holdings Co. Ltd.	25,300	398
^	Toho Co. Ltd.	24,100	396
	Japan Best Rescue System Co. Ltd.	44,565	393
	Aeon Fantasy Co. Ltd.	18,400	392
	Artnature Inc.	54,600	391
	Sanei Architecture Planning Co. Ltd.	28,400	388
^	Tokyo Individualized Educational Institute Inc.	58,412	383
	Sac's Bar Holdings Inc.	48,750	382
*	Sanden Holdings Corp.	63,100	377
	CAC Holdings Corp.	28,900	375
	Daisyo Corp.	24,600	373
*	KNT-CT Holdings Co. Ltd.	30,900	371
*	COOKPAD Inc.	123,200	369
	Hakuto Co. Ltd.	31,800	369
	Fuso Pharmaceutical Industries Ltd.	20,500	364
	Yushiro Chemical Industry Co. Ltd.	29,400	364
	Fujitsu Frontech Ltd.	29,500	363
	Mitsui Matsushima Holdings Co. Ltd.	34,500	363
	Chuetsu Pulp & Paper Co. Ltd.	25,600	361
	Tsutsumi Jewelry Co. Ltd.	18,600	360
	Tokyo Rakutenchi Co. Ltd.	6,500	357
	World Holdings Co. Ltd.	23,600	357

	Wowow Inc.	14,300	354
	Japan Cash Machine Co. Ltd.	45,900	346
	Jamco Corp.	27,800	344
	Corona Corp. Class A	36,300	341
*	Sanyo Shokai Ltd.	29,842	339
	Maezawa Kasei Industries Co. Ltd.	31,800	337
*	FDK Corp.	39,814	331
	Namura Shipbuilding Co. Ltd.	149,448	331
	Tv Tokyo Holdings Corp.	15,500	330
	Okura Industrial Co. Ltd.	20,500	328
	Toli Corp.	120,901	326
*,^	Toyo Engineering Corp.	62,635	323
	Fujikura Kasei Co. Ltd.	65,300	322
	Gun-Ei Chemical Industry Co. Ltd.	14,500	320
*	Toa Oil Co. Ltd.	15,200	315
*,^	Medical Data Vision Co. Ltd.	42,700	315
	Takamiya Co. Ltd.	52,900	309
^	Pepper Food Service Co. Ltd.	34,654	306
	Kojima Co. Ltd.	63,200	304
	Tokyo Rope Manufacturing Co. Ltd.	30,200	303
	Seika Corp.	25,700	301
	Chuo Spring Co. Ltd.	10,800	300
	Shimojima Co. Ltd.	28,800	298
	Mitsubishi Paper Mills Ltd.	71,400	296
	Kitano Construction Corp.	12,900	296
	Shin Nippon Biomedical Laboratories Ltd.	53,000	294
	Gecoss Corp.	29,900	292
	Mitsubishi Steel Manufacturing Co. Ltd.	31,500	287
	Daikoku Denki Co. Ltd.	19,200	282
^	Linical Co. Ltd.	28,700	282
	Takaoka Toko Co. Ltd.	27,100	279
	Atsugi Co. Ltd.	38,200	277
	Nippon Coke & Engineering Co. Ltd.	377,400	273
	T RAD Co. Ltd.	16,000	268
^	Ohara Inc.	24,288	266
	Media Do Holdings Co. Ltd.	9,200	266
	Takihyo Co. Ltd.	15,300	266
	Wellnet Corp.	43,600	262
	Inaba Seisakusho Co. Ltd.	20,900	261
	Cleanup Corp.	41,800	257
	Taiho Kogyo Co. Ltd.	38,900	257
	Nihon Yamamura Glass Co. Ltd.	22,700	252
*	Funai Electric Co. Ltd.	41,200	245
*	Remixpoint Inc.	151,150	234
	Airport Facilities Co. Ltd.	46,100	231
	Fuji Oil Co. Ltd.	110,700	228
	Sumitomo Precision Products Co. Ltd.	7,700	226
	Ateam Inc.	26,400	224
	Raksul Inc.	7,100	221
*	Tokyo Base Co. Ltd.	46,700	217
	Aplus Financial Co. Ltd.	252,100	217
	Japan Medical Dynamic Marketing Inc.	9,300	197
	Fields Corp.	36,500	186
	Paris Miki Holdings Inc.	58,500	185
*,^	Tateru Inc.	97,800	184
^	Right On Co. Ltd.	29,400	160
*	Laox Co. Ltd.	69,600	158

	Mitsui Fudosan Logistics Park Inc.	32	155
	Nakayama Steel Works Ltd.	33,600	151
	TechMatrix Corp.	5,100	121
	Proto Corp.	8,400	105
	G-7 Holdings Inc.	4,500	102
	Atrae Inc.	2,900	96
	Maxvalu Tokai Co. Ltd.	1,400	30
			1,027,110
Kuwait (0.1%)
	National Industries Group Holding SAK	2,771,248	2,222
*	Warba Bank KSCP	2,352,333	2,156
	Kuwait International Bank KSCP	1,508,414	1,398
	Kuwait Projects Co. Holding KSCP	1,950,431	1,348
	Alimtiaz Investment Group KSC	1,923,272	821
	Integrated Holding Co. KCSC	411,187	757
	Mezzan Holding Co. KSCC	305,671	487
			9,189
Luxembourg (0.0%)
^,2	B&S Group Sarl	69,785	707

Malaysia (0.8%)
	Carlsberg Brewery Malaysia Bhd.	399,900	3,182
	Genting Plantations Bhd.	1,111,573	2,830
	Inari Amertron Bhd.	6,040,200	2,554
	IGB REIT	4,703,300	2,201
	Kossan Rubber Industries	1,779,200	2,121
	Sunway REIT	4,637,000	2,058
	Bursa Malaysia Bhd.	1,441,554	1,945
	Yinson Holdings Bhd.	1,282,500	1,932
	Sunway Bhd.	4,398,588	1,926
	TIME dotCom Bhd.	850,100	1,919
	UMW Holdings Bhd.	1,781,700	1,698
	Serba Dinamik Holdings Bhd.	3,019,070	1,650
	KPJ Healthcare Bhd.	6,648,300	1,587
	My EG Services Bhd.	5,935,100	1,494
	Frontken Corp. Bhd.	2,621,800	1,482
	Sapura Energy Bhd.	24,381,800	1,447
	Berjaya Sports Toto Bhd.	2,251,900	1,386
	Magnum Bhd.	2,144,700	1,332
	DRB-Hicom Bhd.	2,382,427	1,311
	Malakoff Corp. Bhd.	6,404,200	1,276
	Scientex Bhd.	563,300	1,244
	SP Setia Bhd Group	3,599,200	1,145
	Malaysia Building Society Bhd.	5,863,100	1,136
	VS Industry Bhd.	3,422,175	1,118
	Supermax Corp. Bhd.	2,313,147	999
	Malaysian Resources Corp. Bhd.	5,970,838	970
	Pavilion REIT	2,191,700	913
*	Velesto Energy Bhd.	10,391,280	869
*	Malayan Cement Bhd.	1,054,700	821
	Padini Holdings Bhd.	1,000,400	807
	Bumi Armada Bhd.	9,399,000	806
	AEON Credit Service M Bhd.	254,300	805
	Bermaz Auto Bhd.	1,782,340	802
2	Lotte Chemical Titan Holding Bhd.	1,604,105	801
	Cahya Mata Sarawak Bhd.	1,494,800	784

	Leong Hup International Bhd.	3,587,500	669
	Sunway Construction Group Bhd.	1,313,440	578
*	Berjaya Corp. Bhd.	9,062,792	528
	Unisem M Bhd.	814,440	440
	Muhibbah Engineering M Bhd.	1,045,400	431
*	WCT Holdings Bhd.	2,274,821	423
	Pos Malaysia Bhd.	985,400	344
*	AirAsia X Bhd.	5,583,950	176
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	108
	Pentamaster Corp. Bhd.	66,100	78
	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	878,820	72
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	69
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	35
	Mega First Corp. Bhd.	19,400	25
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	21
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	9
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	2
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	1
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	—
*,§	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	—
*,§	Mah Sing Group Warrants Exp. 01/15/2026	125,235	—
			55,360
Mexico (0.5%)
	PLA Administradora Industrial S de RL de CV	2,207,863	3,585
	Gentera SAB de CV	3,163,000	3,562
2	Macquarie Mexico Real Estate Management SA de CV	2,155,144	2,920
	Corp Inmobiliaria Vesta SAB de CV	1,558,442	2,855
	Bolsa Mexicana de Valores SAB de CV	1,176,366	2,709
*	Controladora Vuela Cia de Aviacion SAB de CV	2,011,508	2,624
*	Genomma Lab Internacional SAB de CV	2,083,152	2,467
	Grupo Cementos de Chihuahua SAB de CV	454,300	2,354
	Qualitas Controladora SAB de CV	504,676	2,268
	Prologis Property Mexico SA de CV	954,243	2,112
*	La Comer SAB de CV	1,375,148	1,731
	Grupo Herdez SAB de CV	574,883	1,141
	Credito Real SAB de CV SOFOM ER	691,668	864
*	Hoteles City Express SAB de CV	1,046,601	778
*	Axtel SAB de CV	3,674,651	622
*	Grupo GICSA SAB de CV	1,621,573	594
	Unifin Financiera SAB de CV	306,041	468
	Consorcio ARA SAB de CV	1,969,143	434
	Grupo Rotoplas SAB de CV	437,093	366
2	Concentradora Fibra Hotelera Mexicana SA de CV	11,900	5
			34,459
Netherlands (1.6%)
	ASM International NV	135,482	16,465
	IMCD NV	146,956	12,690
	Altice Europe NV	1,597,967	10,270
	BE Semiconductor Industries NV	199,331	8,439
	SBM Offshore NV	452,792	7,790
	TKH Group NV	117,411	6,207
	Corbion NV	164,137	5,685
	Arcadis NV	199,512	4,532
2	Intertrust NV	245,606	4,371
*,2	Basic-Fit NV	95,181	3,521
	Eurocommercial Properties NV	134,138	3,354

	Sligro Food Group NV	94,831	2,711
	NSI NV	49,625	2,709
	PostNL NV	1,311,695	2,420
*,^	Fugro NV	225,783	2,371
^	Wereldhave NV	112,341	2,064
	TomTom NV	187,835	2,039
^	AMG Advanced Metallurgical Group NV	84,899	1,930
	Koninklijke BAM Groep NV	689,488	1,898
	Accell Group NV	59,033	1,826
2	Flow Traders	77,598	1,812
	Koninklijke Volkerwessels NV	69,973	1,697
	Vastned Retail NV	48,398	1,304
2	NIBC Holding NV	111,369	1,019
	ForFarmers NV	100,623	658
	Altice Europe NV Class B	99,158	646
^	Brunel International NV	56,558	519
	Pharming Group NV	173,198	254
§	Wessanen	340	4
*,§	SRH NV	96,364	—
			111,205
New Zealand (0.8%)
	Mainfreight Ltd.	222,037	5,927
	Chorus Ltd.	1,236,302	5,199
	Goodman Property Trust	3,195,725	4,779
	Infratil Ltd.	1,298,578	4,534
	EBOS Group Ltd.	258,150	3,962
	Summerset Group Holdings Ltd.	622,419	3,570
	Precinct Properties New Zealand Ltd.	2,591,165	3,138
	Z Energy Ltd.	1,002,931	2,872
	Genesis Energy Ltd.	1,402,161	2,843
	Freightways Ltd.	413,526	2,294
	Argosy Property Ltd.	2,303,178	2,122
	Metlifecare Ltd.	475,420	2,108
	Vital Healthcare Property Trust	1,052,237	1,887
	Vector Ltd.	691,724	1,624
*	Synlait Milk Ltd.	274,613	1,550
	Pushpay Holdings Ltd.	500,323	1,445
	Heartland Group Holdings Ltd.	1,140,886	1,373
	Kathmandu Holdings Ltd.	675,048	1,297
	Scales Corp. Ltd.	309,098	947
	Tourism Holdings Ltd.	394,403	758
*	Restaurant Brands New Zealand Ltd.	85,189	734
	New Zealand Refining Co. Ltd.	565,090	594
	SKY Network Television Ltd.	1,156,054	515
			56,072
Norway (1.5%)
	Storebrand ASA	1,304,243	10,020
	Bakkafrost P/F	128,603	9,150
	TOMRA Systems ASA	305,163	8,982
	TGS NOPEC Geophysical Co. ASA	324,335	8,244
2	Entra ASA	466,631	7,964
	SpareBank 1 SR-Bank ASA	494,619	5,262
*	Norwegian Finans Holding ASA	436,468	4,460
2	Scatec Solar ASA	255,433	4,352
	SpareBank 1 SMN	362,900	4,004
	Veidekke ASA	300,072	3,779

	Kongsberg Gruppen ASA	211,622	3,284
	Atea ASA	226,935	2,945
	Borregaard ASA	278,350	2,662
*	Nordic Semiconductor ASA	407,118	2,594
	Austevoll Seafood ASA	248,227	2,420
	Grieg Seafood ASA	152,614	2,339
	Frontline Ltd.	213,957	1,934
2	BW LPG Ltd.	227,201	1,829
2	Sbanken ASA	229,012	1,740
*,^	PGS ASA	905,186	1,732
	DNO ASA	1,733,469	1,720
2	Elkem ASA	680,959	1,705
	BW Offshore Ltd.	251,491	1,372
^	Borr Drilling Ltd.	220,260	1,140
	Norway Royal Salmon ASA	43,257	1,102
	Stolt-Nielsen Ltd.	68,758	887
	Sparebank 1 Oestlandet	81,320	861
*,2	Aker Solutions ASA	405,631	819
	Wallenius Wilhelmsen ASA	286,416	757
	Ocean Yield ASA	130,440	656
	NEL ASA	530,541	525
*	Norwegian Air Shuttle ASA	113,926	482
*	Akastor ASA	399,198	396
	Hoegh LNG Holdings Ltd.	117,590	351
*,^,2	XXL ASA	269,017	343
	Seadrill Ltd.	179,746	241
§	XXL ASA Rights Exp.	29,591	7
			103,060
Pakistan (0.2%)
	Engro Corp. Ltd.	870,496	1,918
	MCB Bank Ltd.	1,403,748	1,909
*	Hub Power Co. Ltd.	2,964,901	1,868
	Lucky Cement Ltd.	495,866	1,524
	Pakistan State Oil Co. Ltd.	989,284	1,331
	Bank Alfalah Ltd.	3,789,050	1,226
	Pakistan Oilfields Ltd.	373,380	1,022
	United Bank Ltd.	841,600	926
	Engro Fertilizers Ltd.	1,619,930	709
	SUI Northern Gas Pipeline	1,096,700	554
	Nishat Mills Ltd.	640,926	462
	National Bank of Pakistan	1,452,500	412
	Millat Tractors Ltd.	83,621	395
	Searle Co. Ltd.	289,903	357
*	SUI Southern Gas Co. Ltd.	2,762,500	357
	DG Khan Cement Co. Ltd.	655,086	317
	Kot Addu Power Co. Ltd.	1,574,608	293
	Fauji Cement Co. Ltd.	2,195,307	236
	Pakistan Telecommunication Co. Ltd.	663,000	42
			15,858
Philippines (0.3%)
	Security Bank Corp.	1,263,289	4,382
	Robinsons Land Corp.	5,615,097	2,809
	Robinsons Retail Holdings Inc.	1,756,950	2,671
	Puregold Price Club Inc.	2,710,900	2,030
	Vista Land & Lifescapes Inc.	10,899,900	1,502
	Wilcon Depot Inc.	3,983,100	1,477

	First Gen Corp.	3,368,730	1,343
	D&L Industries Inc.	5,913,300	1,025
	Century Pacific Food Inc.	2,700,500	796
	Manila Water Co. Inc.	3,201,585	765
	Filinvest Land Inc.	26,703,400	765
	Cebu Air Inc.	515,380	760
*,2	CEMEX Holdings Philippines Inc.	16,956,435	472
	Nickel Asia Corp.	8,365,874	470
§	Altus San Nicolas Corp.	107,275	11
			21,278
Poland (0.5%)
*	Orange Polska SA	1,837,768	3,316
2	PLAY Communications SA	353,335	3,243
	Asseco Poland SA	189,926	3,128
*	Bank Millennium SA	1,699,823	2,605
*	AmRest Holdings SE	199,618	2,483
	CCC SA	80,055	1,996
	KRUK SA	45,904	1,939
*	Alior Bank SA	258,738	1,769
	Kernel Holding SA	141,466	1,716
	Budimex SA	31,540	1,501
	EPP NV	1,285,631	1,477
	Bank Handlowy w Warszawie SA	87,717	1,276
*	Enea SA	596,117	1,103
^	Eurocash SA	216,192	1,085
*	Energa SA	570,023	1,054
*	Tauron Polska Energia SA	2,672,531	1,025
*	Grupa Azoty SA	130,366	836
	Warsaw Stock Exchange	72,822	785
*	Ciech SA	69,868	699
	Jastrzebska Spolka Weglowa SA	142,274	688
	PKP Cargo SA	79,717	365
	Lubelski Wegiel Bogdanka SA	31,719	244
*,§	getBACK SA	103,234	100
			34,433
Portugal (0.3%)
	Banco Comercial Portugues SA	21,709,053	4,605
	REN - Redes Energeticas Nacionais SGPS SA	1,070,304	3,243
	NOS SGPS SA	616,693	3,201
	Navigator Co. SA	704,119	2,527
	Sonae SGPS SA	2,657,535	2,472
	CTT-Correios de Portugal SA	415,418	1,348
	Altri SGPS SA	201,147	1,242
	Corticeira Amorim SGPS SA	94,531	1,134
	Semapa-Sociedade de Investimento e Gestao	66,073	920
	Mota-Engil SGPS SA	241,392	452
			21,144
Qatar (0.0%)
	Al Meera Consumer Goods Co. QSC	275,790	1,193
	Medicare Group	380,932	870
			2,063
Russia (0.1%)
	M.Video PJSC	216,070	1,758
	Safmar Financial Investment	182,450	1,366
2	Detsky Mir PJSC	605,280	1,088
*	Mechel PJSC	613,690	939

TMK PJSC	840,360	731
Lenenergo PJSC Preference Shares	261,710	588
Raspadskaya OJSC	328,911	537
OGK-2 PJSC	53,799,850	490
TGC-1 PJSC	2,052,400,000	423
ENEL RUSSIA PJSC	23,450,000	360
Mechel PJSC Preference Shares	209,660	351
		8,631
Saudi Arabia (0.3%)
Yamama Cement Co.	208,555	1,566
Saudia Dairy & Foodstuff Co.	32,961	1,275
United Electronics Co.	51,438	1,129
Arabian Cement Co.	102,870	1,081
Aldrees Petroleum and Transport Services Co.	60,822	1,050
City Cement Co.	194,569	1,039
Eastern Province Cement Co.	88,247	947
Leejam Sports Co. JSC	43,589	919
Al Hammadi Co. for Development and Investment	124,065	772
Arriyadh Development Co.	183,878	769
United International Transportation Co.	73,165	731
Dur Hospitality Co.	93,424	679
Saudi Real Estate Co.	179,313	660
National Gas & Industrialization Co.	77,486	653
Saudi Public Transport Co.	126,843	649
Northern Region Cement Co.	182,410	648
Middle East Healthcare Co.	71,842	641
Saudi Ceramic Co.	61,353	627
National Agriculture Development Co.	85,825	615
Najran Cement Co.	172,587	602
National Medical Care Co.	45,848	600
Herfy Food Services Co.	43,582	595
Saudi Chemical Co. Holding	88,995	595
Al Jouf Cement Co.	145,543	444
Tabuk Cement Co.	90,764	393
Mediterranean & Gulf Insurance & Reinsurance Co.	63,453	387
Hail Cement Co.	97,293	367
Zamil Industrial Investment Co.	62,414	343
Aseer Trading Tourism & Manufacturing Co.	125,304	342
Astra Industrial Group	73,447	331
Methanol Chemicals Co.	123,153	284
Abdul Mohsen Al-Hokair Tourism and Development Co.	55,379	268
Bawan Co.	52,255	229
Saudi Marketing Co.	44,562	225
AlAbdullatif Industrial Investment Co.	54,374	187
Saudi Arabian Amiantit Co.	37,407	163
Red Sea International Co.	38,706	150
		22,955
Singapore (1.2%)
NetLink NBN Trust	8,143,800	6,026
Keppel DC REIT	3,370,478	5,562
Ascott Residence Trust	4,959,066	4,579
Fortune REIT	3,724,589	4,246
Manulife US REIT	3,933,888	4,167
Frasers Centrepoint Trust	1,970,068	4,155
Frasers Logistics & Industrial Trust	4,609,780	4,116
Keppel Infrastructure Trust	9,900,746	3,801

	Parkway Life REIT	1,074,181	2,813
	Ascendas India Trust	2,268,900	2,621
	ESR-REIT	6,476,979	2,589
	CDL Hospitality Trusts	2,173,213	2,483
	OUE Commercial REIT	5,843,809	2,332
	CapitaLand Retail China Trust	1,999,408	2,264
	Frasers Commercial Trust	1,863,013	2,222
	Starhill Global REIT	3,892,508	2,092
	Raffles Medical Group Ltd.	2,581,584	1,967
	First Resources Ltd.	1,446,529	1,796
	AIMS APAC REIT	1,511,800	1,613
	Cache Logistics Trust	2,867,404	1,471
	Far East Hospitality Trust	2,603,700	1,294
	SPH REIT	1,603,000	1,244
	Frasers Hospitality Trust	2,162,500	1,092
	First REIT	1,466,000	1,083
	Sheng Siong Group Ltd.	1,179,000	1,062
	Accordia Golf Trust	2,148,316	1,037
	GuocoLand Ltd.	763,100	1,022
	Eagle Hospitality Trust	2,004,300	1,001
	Soilbuild Business Space REIT	2,656,108	982
	Sabana Shari'ah Compliant Industrial REIT	2,682,400	914
	Lippo Malls Indonesia Retail Trust	5,723,400	897
	Thomson Medical Group Ltd.	17,575,700	782
	OUE Ltd.	737,100	776
*	Yoma Strategic Holdings Ltd.	3,333,719	764
§	Best World International Ltd.	751,600	742
	Silverlake Axis Ltd.	2,160,829	592
*	COSCO Shipping International Singapore Co. Ltd.	2,679,700	533
	Asian Pay Television Trust	3,823,100	467
	Bumitama Agri Ltd.	857,900	428
*,§	Hyflux Ltd.	1,145,286	176
*,§	Noble Group Ltd.	1,804,400	107
*,^,§	China Fishery Group Ltd.	1,088,512	61
*,^,§	Ezra Holdings Ltd.	4,500,399	36
*,§	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			80,007
South Africa (0.5%)
	AECI Ltd.	300,841	2,091
	Equites Property Fund Ltd.	1,276,026	1,689
	Imperial Logistics Ltd.	500,180	1,682
	Attacq Ltd.	1,940,102	1,476
	Astral Foods Ltd.	106,180	1,415
	SA Corporate Real Estate Ltd.	7,031,113	1,355
	Investec Property Fund Ltd.	1,400,001	1,299
	DataTec Ltd.	513,265	1,140
	Wilson Bayly Holmes-Ovcon Ltd.	124,798	1,084
	Allied Electronics Corp. Ltd.	697,137	1,054
	Advtech Ltd.	1,454,309	1,038
	Omnia Holdings Ltd.	453,207	1,005
	Famous Brands Ltd.	207,888	1,004
	Emira Property Fund Ltd.	1,072,567	912
	Cashbuild Ltd.	62,750	827
	Zeder Investments Ltd.	2,618,908	823
	Metair Investments Ltd.	520,139	801

	Hosken Consolidated Investments Ltd.	133,465	783
	Raubex Group Ltd.	470,110	743
^	DRDGOLD Ltd.	1,158,595	741
*	Sun International Ltd.	292,294	677
	Alexander Forbes Group Holdings Ltd.	1,827,026	636
	Peregrine Holdings Ltd.	481,689	611
*	Long4Life Ltd.	2,343,745	582
	Nampak Ltd.	1,792,477	582
	Arrowhead Properties Ltd. Class B	2,243,183	566
*	PPC Ltd.	3,626,832	555
	Hudaco Industries Ltd.	81,897	553
	Adcock Ingram Holdings Ltd.	158,518	535
^	Curro Holdings Ltd.	487,354	520
^	Brait SE	843,953	460
	City Lodge Hotels Ltd.	91,717	434
	Lewis Group Ltd.	219,461	431
	Murray & Roberts Holdings Ltd.	560,393	397
	Grindrod Ltd.	1,186,428	380
	Tsogo Sun Hotels Ltd.	1,444,275	358
*,^	Blue Label Telecoms Ltd.	1,757,776	320
*,^	Steinhoff International Holdings NV	4,943,973	296
§	Tongaat Hulett Ltd.	300,239	264
*	EOH Holdings Ltd.	299,638	163
	Brait SE Rights Exp. 02/14/2020	1,423,748	149
	Delta Property Fund Ltd.	1,462,064	66
*	Ascendis Health Ltd.	754,517	50
*	Rebosis Property Fund Ltd.	107,724	3
			32,550
South Korea (3.6%)
	LG Innotek Co. Ltd.	39,135	4,877
	Douzone Bizon Co. Ltd.	50,327	3,772
^	KMW Co. Ltd.	79,874	3,237
^	Hanjin Kal Corp.	82,700	2,832
	WONIK IPS Co. Ltd.	96,922	2,741
*,^	Pearl Abyss Corp.	17,060	2,577
	Koh Young Technology Inc.	33,345	2,543
	Meritz Securities Co. Ltd.	811,559	2,465
*,^	GemVax & Kael Co. Ltd.	88,149	2,326
	Com2uSCorp	26,845	2,266
	Hyundai Elevator Co. Ltd.	44,742	2,245
	DB HiTek Co. Ltd.	97,896	2,192
*	Hugel Inc.	6,015	2,192
*	Hyundai Merchant Marine Co. Ltd.	750,599	2,166
*	Hanall Biopharma Co. Ltd.	102,887	2,161
	Youngone Corp.	83,181	2,145
	Hansol Chemical Co. Ltd.	22,871	2,079
	Meritz Fire & Marine Insurance Co. Ltd.	155,555	2,041
*,^	HLB Life Science CO Ltd.	108,499	1,994
	Eo Technics Co. Ltd.	22,865	1,987
	Soulbrain Co. Ltd.	23,301	1,894
	KIWOOM Securities Co. Ltd.	32,183	1,883
*,^	Mezzion Pharma Co. Ltd.	13,669	1,867
*,^	Iljin Materials Co. Ltd.	47,173	1,867
	LS Industrial Systems Co. Ltd.	42,598	1,862
	Innocean Worldwide Inc.	31,190	1,848
	Korean Reinsurance Co.	252,202	1,818
	Kolon Industries Inc.	50,496	1,769

*,^	Celltrion Pharm Inc.	50,844	1,752
*	Pan Ocean Co. Ltd.	523,038	1,725
	LEENO Industrial Inc.	25,312	1,713
	JB Financial Group Co. Ltd.	398,087	1,698
	SK Materials Co. Ltd.	12,994	1,692
	SFA Engineering Corp.	49,729	1,680
*,^	Hyundai Rotem Co. Ltd.	134,320	1,574
	JYP Entertainment Corp.	75,386	1,537
	F&F Co. Ltd.	17,738	1,492
	Green Cross Corp.	14,494	1,487
	Chong Kun Dang Pharmaceutical Corp.	19,105	1,476
	Hyosung Corp.	24,586	1,458
*	Genexine Co. Ltd.	34,645	1,453
^	Kolmar Korea Co. Ltd.	41,433	1,450
	NICE Information Service Co. Ltd.	92,606	1,289
*	SM Entertainment Co. Ltd.	46,891	1,270
	Chabiotech Co. Ltd.	114,871	1,270
	Green Cross Holdings Corp.	74,300	1,268
*,^	G-treeBNT Co. Ltd.	56,827	1,250
^	Taeyoung Engineering & Construction Co. Ltd.	108,267	1,240
	Hyundai Greenfood Co. Ltd.	141,604	1,216
^	SK Chemicals Co. Ltd.	25,127	1,211
*,^	Kumho Tire Co. Inc.	379,145	1,210
	Seoul Semiconductor Co. Ltd.	101,697	1,205
	Daewoong Pharmaceutical Co. Ltd.	12,258	1,200
	SKCKOLONPI Inc.	37,259	1,198
	Taekwang Industrial Co. Ltd.	1,536	1,196
	HS Industries Co. Ltd.	127,008	1,193
^	Dongjin Semichem Co. Ltd.	82,217	1,187
	Hyosung TNC Co. Ltd.	8,375	1,152
*,^	Komipharm International Co. Ltd.	101,588	1,127
	Daishin Securities Co. Ltd.	126,040	1,114
	Bukwang Pharmaceutical Co. Ltd.	97,491	1,110
*	Studio Dragon Corp.	16,228	1,104
*,^	Yungjin Pharmaceutical Co. Ltd.	237,245	1,096
*,^	BH Co. Ltd.	63,095	1,093
^	Shinsegae International Inc.	6,403	1,085
*	Medipost Co. Ltd.	39,999	1,076
^	Cosmax Inc.	18,602	1,052
*,^	CrystalGenomics Inc.	100,213	1,035
	Daeduck Electronics Co.	135,492	1,023
	NICE Holdings Co. Ltd.	54,654	1,013
	Hyundai Home Shopping Network Corp.	16,099	1,011
	Partron Co. Ltd.	108,792	1,001
	Daou Technology Inc.	67,125	998
^	Ecopro BM Co. Ltd.	22,874	996
*	Asiana Airlines Inc.	262,096	989
	DoubleUGames Co. Ltd.	25,140	985
*	Oscotec Inc.	62,391	983
*	Seegene Inc.	39,358	982
*,^	Foosung Co. Ltd.	140,973	982
*	DIO Corp.	31,142	981
	Huchems Fine Chemical Corp.	59,625	971
	Dong-A ST Co. Ltd.	12,349	967
	DongKook Pharmaceutical Co. Ltd.	13,219	965
*	Osstem Implant Co. Ltd.	27,428	964
*	SFA Semicon Co. Ltd.	205,505	948

*,^	Pharmicell Co. Ltd.	146,700	943
^	ABLBio Inc.	64,809	937
	Daesang Corp.	53,653	936
*	Amicogen Inc.	47,706	928
^	Lotte Tour Development Co. Ltd.	86,241	921
	Hanjin Transportation Co. Ltd.	32,813	902
	IS Dongseo Co. Ltd.	37,565	899
^	Samwha Capacitor Co. Ltd.	20,119	899
	AfreecaTV Co. Ltd.	19,932	891
^	Ahnlab Inc.	16,311	889
	GS Home Shopping Inc.	8,147	888
*	Ananti Inc.	118,516	887
^	Hana Tour Service Inc.	23,692	884
^	NEPES Corp.	44,997	873
	JW Pharmaceutical Corp.	35,859	872
	Handsome Co. Ltd.	37,647	860
	Poongsan Corp.	50,513	859
^	Hyundai Bioscience Co. Ltd.	88,330	857
	Sam Chun Dang Pharm Co. Ltd.	35,749	851
^	Ecopro Co. Ltd.	50,324	848
*,^	CMG Pharmaceutical Co. Ltd.	287,163	848
*	Enzychem Lifesciences Corp.	17,164	821
	Grand Korea Leisure Co. Ltd.	52,651	802
^	Dawonsys Co. Ltd.	57,777	797
	Chongkundang Holdings Corp.	8,492	794
	YG Entertainment Inc.	30,121	786
*	Duk San Neolux Co. Ltd.	33,677	786
	L&F Co. Ltd.	41,478	782
*	Telcon RF Pharmaceutical Inc.	189,759	762
	CJ CGV Co. Ltd.	35,014	762
	Meritz Financial Group Inc.	84,312	753
	Samyang Holdings Corp.	16,130	749
	Hankook Technology Group Co. Ltd.	66,967	743
^	Advanced Process Systems Corp.	30,260	741
	Korea Real Estate Investment & Trust Co. Ltd.	440,639	739
	Silicon Works Co. Ltd.	24,089	736
	Dentium Co. Ltd.	18,143	735
	Mirae Asset Life Insurance Co. Ltd.	209,493	734
^	TES Co. Ltd.	37,613	731
	LOTTE Himart Co. Ltd.	32,613	726
	Orion Holdings Corp.	56,018	724
	Ilyang Pharmaceutical Co. Ltd.	36,181	724
	Young Poong Corp.	1,362	714
*,^	Sangsangin Co. Ltd.	106,218	708
	Halla Holdings Corp.	20,233	708
*	Hyosung Advanced Materials Corp.	8,530	706
	LIG Nex1 Co. Ltd.	30,001	697
*,^	Feelux Co. Ltd.	135,071	695
*	LegoChem Biosciences Inc.	19,845	693
	Dongwon Industries Co. Ltd.	4,088	691
	LG International Corp.	68,164	687
	Dong-A Socio Holdings Co. Ltd.	8,697	682
	LG Hausys Ltd.	16,645	679
*	Innox Advanced Materials Co. Ltd.	17,007	666
*,^	KH Vatec Co. Ltd.	40,207	660
	Nexen Tire Corp.	96,376	653
^	Daea TI Co. Ltd.	168,823	652

	Mcnex Co. Ltd.	22,459	652
	Maeil Dairies Co. Ltd.	8,526	646
*	Dongkuk Steel Mill Co. Ltd.	157,527	643
*	Cafe24 Corp.	15,760	641
	Huons Co. Ltd.	16,133	640
	Sebang Global Battery Co. Ltd.	22,651	634
*	iNtRON Biotechnology Inc.	65,572	634
	S&T Motiv Co. Ltd.	19,364	631
	Binggrae Co. Ltd.	14,175	627
	LF Corp.	50,140	627
	Korea Electric Terminal Co. Ltd.	19,670	626
*,^	Naturecell Co. Ltd.	127,849	625
	Korea Petrochemical Ind Co. Ltd.	8,039	621
^	Wemade Co. Ltd.	23,531	619
	SL Corp.	44,338	618
	Hyosung Chemical Corp.	6,277	616
§	Caregen Co. Ltd.	9,378	597
^	Kumho Industrial Co. Ltd.	75,760	597
	Hansae Co. Ltd.	47,214	595
	Posco ICT Co. Ltd.	144,602	591
*,^	CUROCOM Co. Ltd.	253,459	589
	Vieworks Co. Ltd.	19,786	588
	Dongsung Pharmaceutical Co. Ltd.	49,907	582
	Daewoong Co. Ltd.	60,767	580
	KEPCO Engineering & Construction Co. Inc.	35,294	577
	SK Discovery Co. Ltd.	29,077	563
*	Webzen Inc.	46,031	556
^	Jeil Pharma Holdings Inc.	41,460	554
	ST Pharm Co. Ltd.	24,227	554
	Dongwon F&B Co. Ltd.	3,162	553
	Jeil Pharmaceutical Co. Ltd.	21,083	552
*,^	Inscobee Inc.	234,045	546
*	NKMax Co. Ltd.	68,152	539
	Hansol Paper Co. Ltd.	45,065	536
	Jusung Engineering Co. Ltd.	93,648	533
^	Eutilex Co. Ltd.	12,413	533
*,^	Korea Line Corp.	31,259	532
	Youngone Holdings Co. Ltd.	15,181	527
	Harim Holdings Co. Ltd.	80,001	517
	InBody Co. Ltd.	29,676	517
*,^	Hyundai Electric & Energy System Co. Ltd.	63,392	515
	Alteogen Inc.	9,799	512
	Lock&Lock Co. Ltd.	43,832	509
*	Yuanta Securities Korea Co. Ltd.	227,286	509
	SK Securities Co. Ltd.	1,050,409	507
*,^	Insun ENT Co. Ltd.	82,467	503
	Cuckoo Homesys Co. Ltd.	15,830	502
*,^	STCUBE	61,785	502
	Green Cross Cell Corp.	15,973	497
	Tongyang Inc.	544,556	496
*	Hansol Technics Co. Ltd.	68,262	494
*,^	Aprogen pharmaceuticals Inc.	450,477	493
	Modetour Network Inc.	40,058	489
	Songwon Industrial Co. Ltd.	44,754	486
^	Kuk-il Paper Manufacturing Co. Ltd.	112,578	485
*	Neowiz	33,669	478
*,^	Samsung Pharmaceutical Co. Ltd.	147,199	475

	Yuyang DNU Co. Ltd.	139,434	472
	Kwang Dong Pharmaceutical Co. Ltd.	86,934	465
	i-SENS Inc.	23,969	459
^	Hankook Shell Oil Co. Ltd.	1,828	458
	KC Tech Co. Ltd.	26,969	456
^	Toptec Co. Ltd.	52,273	451
	iMarketKorea Inc.	58,007	450
*,^	Vidente Co. Ltd.	70,037	450
	JW Holdings Corp.	97,666	444
	Aekyung Industrial Co. Ltd.	17,458	436
	OptoElectronics Solutions Co. Ltd.	12,333	431
*,^	Seobu T&D	70,165	430
*,^	Able C&C Co. Ltd.	52,754	427
*,^	Peptron Inc.	37,879	424
	Hanwha General Insurance Co. Ltd.	217,421	424
	Lotte Confectionery Co. Ltd.	3,668	421
^	ICD Co. Ltd.	32,457	418
*	Binex Co. Ltd.	68,432	411
	Namyang Dairy Products Co. Ltd.	1,192	411
*	Wonik Holdings Co. Ltd.	93,052	403
*	KONA I Co. Ltd.	31,530	403
	SPC Samlip Co. Ltd.	6,312	401
	Korea Asset In Trust Co. Ltd.	160,210	393
	Samchully Co. Ltd.	5,981	393
	Hanil Cement Co. Ltd.	6,050	389
	Anterogen Co. Ltd.	14,017	389
*	Hanwha Investment & Securities Co. Ltd.	241,267	387
	GOLFZON Co. Ltd.	8,094	381
	Sung Kwang Bend Co. Ltd.	48,327	381
	KISWIRE Ltd.	25,192	378
	Hancom Inc.	40,259	372
	Namhae Chemical Corp.	56,500	364
	Kyobo Securities Co. Ltd.	50,102	363
	Sungwoo Hitech Co. Ltd.	119,389	358
^	Huons Global Co. Ltd.	14,172	358
	Daekyo Co. Ltd.	74,748	357
^	Youlchon Chemical Co. Ltd.	34,193	357
	AK Holdings Inc.	14,080	355
	Samyang Corp.	9,871	348
*,^	Hyosung Heavy Industries Corp.	18,519	347
*	Lutronic Corp.	55,718	346
^	Kolmar Korea Holdings Co. Ltd.	19,421	342
*	Interflex Co. Ltd.	30,982	338
	Seah Besteel Corp.	30,798	331
*	Taihan Electric Wire Co. Ltd.	662,752	330
	SK Gas Ltd.	5,138	324
	TK Corp.	38,093	320
*	Gamevil Inc.	13,754	319
	Eugene Investment & Securities Co. Ltd.	164,340	319
	LG HelloVision Co. Ltd.	73,850	314
	INTOPS Co. Ltd.	33,767	310
	Dae Han Flour Mills Co. Ltd.	2,725	309
^	Cuckoo Holdings Co. Ltd.	3,473	306
*	Hansol Holdings Co. Ltd.	104,409	304
	KISCO Corp.	82,002	298
	Lotte Food Co. Ltd.	983	295
	Dae Hwa Pharmaceutical Co. Ltd.	31,910	294

^	NS Shopping Co. Ltd.	39,392	288
	Tongyang Life Insurance Co. Ltd.	95,230	285
	KT Skylife Co. Ltd.	39,012	283
	KC Co. Ltd.	21,059	280
*,^	Esmo Corp.	246,879	280
*	Homecast Co. Ltd.	85,962	279
*,^	Woongjin Thinkbig Co. Ltd.	149,160	276
	CJ Freshway Corp.	12,744	273
	Hyundai Corp.	20,201	265
*,^,§	Cellumed Co. Ltd.	52,681	264
	Sindoh Co. Ltd.	9,148	260
	Humedix Co. Ltd.	15,552	259
*,^	Coreana Cosmetics Co. Ltd.	65,936	255
*	Eusu Holdings Co. Ltd.	48,598	253
	Muhak Co. Ltd.	36,232	249
	Kolon Corp.	19,514	249
	Hyundai Livart Furniture Co. Ltd.	26,137	242
	E1 Corp.	6,436	239
*	KTB Investment & Securities Co. Ltd.	133,785	238
	SeAH Steel Corp.	5,233	229
*,^	Agabang&Company	62,702	223
*	SBS Media Holdings Co. Ltd.	130,690	223
*,^	COSON Co. Ltd.	46,113	220
	DB Financial Investment Co. Ltd.	68,137	220
*,^	Lumens Co. Ltd.	109,855	220
	Sam Young Electronics Co. Ltd.	31,275	217
	Cell Biotech Co. Ltd.	15,554	217
*,^	GNCO Co. Ltd.	175,734	202
	S&T Dynamics Co. Ltd.	35,991	197
^	Hanil Holdings Co. Ltd.	6,052	192
*,^	Ssangyong Motor Co.	108,698	176
	Byucksan Corp.	120,810	169
	Interpark Holdings Corp.	100,417	168
*,^	Taewoong Co. Ltd.	26,204	161
^	It's Hanbul Co. Ltd.	10,823	158
*	Humax Co. Ltd.	40,050	153
*	Jenax Inc.	18,459	137
	COSMAX NBT Inc.	24,580	136
	SeAH Steel Holdings Corp.	3,582	121
*	Leaders Cosmetics Co. Ltd.	29,249	120
	Cosmax BTI Inc	10,397	102
	Daishin Securities Co. Ltd. Preference Shares	13,091	93
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			242,576
Spain (1.4%)
	Bolsas y Mercados Espanoles SHMSF SA	212,567	8,246
	Viscofan SA	109,016	5,803
*	Masmovil Ibercom SA	236,889	4,956
	Applus Services SA	399,212	4,632
	Acerinox SA	467,973	4,556
	Ebro Foods SA	214,277	4,430
	Faes Farma SA	786,305	4,285
*	Indra Sistemas SA	343,501	3,945
	Cia de Distribucion Integral Logista Holdings SA	174,833	3,923

	CIE Automotive SA	151,850	3,332
*	Almirall SA	195,385	2,890
	Prosegur Cia de Seguridad SA	717,748	2,830
*	Sacyr SA	941,326	2,698
2	Euskaltel SA	270,534	2,549
	Melia Hotels International SA	303,136	2,435
*,2	Neinor Homes SA	212,338	2,316
	Mediaset Espana Comunicacion SA	422,809	2,315
	Construcciones y Auxiliar de Ferrocarriles SA	51,909	2,307
2	Unicaja Banco SA	2,171,836	2,172
*	Pharma Mar SA	458,479	2,103
*	Fluidra SA	170,613	2,097
*	Tecnicas Reunidas SA	84,824	2,065
2	Prosegur Cash SA	1,047,481	1,784
2	Gestamp Automocion SA	434,649	1,778
*,^	Promotora de Informaciones SA	1,141,869	1,727
^	Ence Energia y Celulosa SA	350,399	1,418
*,2	Aedas Homes SA	59,232	1,341
	Lar Espana Real Estate Socimi SA	178,131	1,319
2	Metrovacesa SA	126,819	1,275
	Liberbank SA	3,711,262	1,227
*,2	Global Dominion Access SA	327,057	1,197
	Atresmedia Corp. de Medios de Comunicacion SA	220,861	749
*,^	Distribuidora Internacional de Alimentacion SA	5,577,857	629
	NH Hotel Group SA	61,477	353
	Sacyr SA	20,237	58
	Audax Renovables SA	12,399	32
*,^,§	Let's GOWEX SA	31,105	—
			91,772
Sweden (4.2%)
	Fabege AB	736,487	12,625
	Getinge AB	622,856	10,607
2	Evolution Gaming Group AB	343,011	10,593
	Indutrade AB	260,266	9,374
	AAK AB	474,773	8,921
	Holmen AB	268,329	7,945
	Loomis AB Class B	210,412	7,619
2	Dometic Group AB	826,187	7,514
	Lifco AB	126,763	7,476
	Sweco AB	183,807	7,098
	Wihlborgs Fastigheter AB	369,870	7,084
	AF Poyry AB	270,146	6,861
2	Thule Group AB	288,297	6,804
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	2,621,731	6,464
	BillerudKorsnas AB	490,759	6,306
	Hexpol AB	691,747	6,236
	Axfood AB	292,448	6,064
	Hufvudstaden AB Class A	305,886	6,060
	Wallenstam AB	454,748	5,955
	JM AB	194,091	5,930
	Intrum AB	206,311	5,716
	Kungsleden AB	526,877	5,616
	Peab AB Class B	552,992	5,552
	Nordic Entertainment Group AB Class B	182,569	5,540
	Pandox AB Class B	245,772	5,480
	Beijer Ref AB	176,067	5,296
2	Bravida Holding AB	562,351	5,126

	NCC AB Class B	264,068	4,933
	SSAB AB Class B	1,635,834	4,709
*	Nyfosa AB	445,179	4,358
	AddTech AB	130,994	4,009
	Mycronic AB	191,749	3,732
	Vitrolife AB	176,998	3,711
	Klovern AB	1,434,171	3,597
	Avanza Bank Holding AB	341,885	3,350
	Bure Equity AB	141,957	3,161
	Atrium Ljungberg AB	128,898	3,116
	Catena AB	70,305	3,044
	Arjo AB	622,428	2,982
^	Sectra AB Class B	71,573	2,945
	Nolato AB Class B	47,967	2,779
	Bilia AB	218,521	2,399
	Nobia AB	319,994	2,359
2	Resurs Holding AB	397,311	2,199
	Lindab International AB	190,870	2,160
	Bonava AB	237,015	2,120
2	Scandic Hotels Group AB	198,752	2,108
	Cloetta AB	593,526	2,092
	SSAB AB Class A	679,381	2,087
	Ratos AB	544,053	1,911
*	Modern Times Group MTG AB Class B	183,602	1,830
	Concentric AB	105,828	1,691
2	Attendo AB	293,783	1,616
	Klovern AB Preference Shares	40,121	1,592
*,2	Munters Group AB	294,765	1,532
	Betsson AB	339,738	1,457
	Adapteo Oyj	116,956	1,367
	NetEnt AB	505,519	1,294
	SkiStar AB	115,395	1,270
	Clas Ohlson AB	109,967	1,166
	Investment AB Oresund	81,648	1,132
	Sagax AB	292,081	1,110
*	Mekonomen AB	116,663	974
*	SAS AB	518,286	744
*	Hansa Biopharma AB	94,243	702
	Samhallsbyggnadsbolaget i Norden AB	113,112	418
*,^	Collector AB	115,730	364
	NCC AB Class A	11,570	215
	Hemfosa Fastigheter AB	8,607	113
	Sagax AB Preference Shares	20,850	85
			282,395
Switzerland (3.6%)
2	VAT Group AG	71,626	10,812
	SIG Combibloc Group AG	604,503	9,529
	Tecan Group AG	32,764	9,262
	Cembra Money Bank AG	78,524	9,182
2	Galenica AG	133,813	9,114
	Belimo Holding AG	1,289	9,038
^	ams AG	216,180	8,785
	Allreal Holding AG	39,109	8,112
*	Idorsia Ltd.	246,691	7,892
2	Sunrise Communications Group AG	93,898	7,754
	Landis&Gyr Group AG	68,764	6,302
	Bucher Industries AG	18,022	6,027

	Mobimo Holding AG	17,967	5,798
	Vontobel Holding AG	77,481	5,398
	dormakaba Holding AG	8,427	5,299
	Emmi AG	5,372	5,209
	Siegfried Holding AG	11,118	5,142
^	Stadler Rail AG	106,598	5,091
	BKW AG	50,190	4,675
	Valiant Holding AG	43,937	4,517
	Forbo Holding AG	2,627	4,509
	SFS Group AG	47,143	4,393
	Inficon Holding AG	5,350	4,123
	Conzzeta AG	3,619	4,110
	HBM Healthcare Investments AG	16,466	3,825
	St. Galler Kantonalbank AG	7,769	3,699
	Daetwyler Holding AG	20,501	3,691
	Huber & Suhner AG	47,653	3,550
	Schweiter Technologies AG	2,597	3,215
	Interroll Holding AG	1,553	3,035
	Berner Kantonalbank AG	12,435	2,956
	Bachem Holding AG	15,569	2,794
	Kardex AG	16,229	2,767
	VZ Holding AG	7,485	2,648
	Comet Holding AG	20,654	2,639
*	Aryzta AG	2,602,354	2,609
	Valora Holding AG	8,983	2,390
	Burckhardt Compression Holding AG	8,712	2,383
	Liechtensteinische Landesbank AG	30,700	2,062
	Intershop Holding AG	3,156	2,032
^	Komax Holding AG	9,832	1,988
	LEM Holding SA	1,313	1,984
*,^	Basilea Pharmaceutica AG	30,262	1,733
*,^	COSMO Pharmaceuticals NV	19,690	1,672
	Vetropack Holding AG	553	1,661
	u-blox Holding AG	18,471	1,657
	Implenia AG	40,602	1,655
	Swissquote Group Holding SA	24,229	1,464
	Arbonia AG	121,067	1,454
2	Medacta Group SA	17,170	1,408
	Bell Food Group AG	5,392	1,406
*	GAM Holding AG	438,901	1,355
	EFG International AG	210,031	1,300
	Zehnder Group AG	27,052	1,283
	Ypsomed Holding AG	8,792	1,276
	ALSO Holding AG	7,529	1,229
^	Bobst Group SA	21,843	1,145
*,^	Leonteq AG	29,936	1,119
	VP Bank AG	6,509	1,115
	Rieter Holding AG	8,332	1,097
	Bossard Holding AG	7,118	1,034
	Ascom Holding AG	102,136	1,011
^	Autoneum Holding AG	7,998	921
	Hiag Immobilien Holding AG	7,700	867
	APG SGA SA	2,895	839
*	Meyer Burger Technology AG	1,743,483	734
*,^,§	Alpiq Holding AG	9,775	710
^	Kudelski SA	97,502	529
*	Schmolz & Bickenbach AG	1,169,367	249

*,§	PETROPLUS HOLDINGS AG	36,495	—
			242,263
Taiwan (7.0%)
	Win Semiconductors Corp.	1,130,969	10,253
	Accton Technology Corp.	1,487,467	7,906
	Hiwin Technologies Corp.	707,918	7,044
	Powertech Technology Inc.	1,982,662	7,025
	Zhen Ding Technology Holding Ltd.	1,648,400	6,375
	Airtac International Group	411,528	6,220
	Macronix International	5,007,386	6,154
	Silergy Corp.	167,000	6,013
	Micro-Star International Co. Ltd.	1,935,000	5,879
	WPG Holdings Ltd.	4,244,137	5,321
	Chroma ATE Inc.	1,085,040	5,292
	Tripod Technology Corp.	1,391,327	5,105
	Simplo Technology Co. Ltd.	483,631	5,073
	Sino-American Silicon Products Inc.	1,486,945	4,750
	Phison Electronics Corp.	445,962	4,651
	Winbond Electronics Corp.	8,307,614	4,579
	Wiwynn Corp.	193,000	4,437
	Radiant Opto-Electronics Corp.	1,249,147	4,286
	Compeq Manufacturing Co. Ltd.	3,063,471	4,068
	Genius Electronic Optical Co. Ltd.	230,600	3,989
	Parade Technologies Ltd.	190,000	3,953
*	Tatung Co. Ltd.	6,063,320	3,898
	Merida Industry Co. Ltd.	685,055	3,730
	Highwealth Construction Corp.	2,487,341	3,715
	ITEQ Corp.	846,261	3,639
	Chipbond Technology Corp.	1,712,852	3,377
	King Yuan Electronics Co. Ltd.	3,102,963	3,298
	Voltronic Power Technology Corp.	133,623	3,209
	Nien Made Enterprise Co. Ltd.	384,081	3,111
	King's Town Bank Co. Ltd.	2,723,193	3,082
	Nan Kang Rubber Tire Co. Ltd.	1,932,107	3,081
	Poya International Co. Ltd.	209,535	3,003
	IBF Financial Holdings Co. Ltd.	7,628,088	2,959
	Elite Material Co. Ltd.	789,519	2,951
	Ruentex Development Co. Ltd.	2,089,350	2,919
	Taichung Commercial Bank Co. Ltd.	7,246,543	2,906
	ASPEED Technology Inc.	93,437	2,861
	Standard Foods Corp.	1,254,708	2,861
	TA Chen Stainless Pipe	2,821,037	2,806
	FLEXium Interconnect Inc.	808,140	2,788
	Lien Hwa Industrial Holdings Corp.	2,215,756	2,761
	Ruentex Industries Ltd.	1,200,496	2,684
	Taiwan Surface Mounting Technology Corp.	818,530	2,656
	Taiwan Union Technology Corp.	642,000	2,634
	Makalot Industrial Co. Ltd.	522,624	2,607
	United Integrated Services Co. Ltd.	420,200	2,587
	Qisda Corp.	3,883,000	2,576
	Merry Electronics Co. Ltd.	531,383	2,566
	Far Eastern Department Stores Ltd.	3,014,043	2,443
	ASMedia Technology Inc.	94,000	2,434
	E Ink Holdings Inc.	2,488,708	2,421
	Great Wall Enterprise Co. Ltd.	1,772,190	2,414
	CTCI Corp.	1,925,667	2,400
	Sinbon Electronics Co. Ltd.	563,066	2,382

International CSRC Investment Holdings Co.	2,360,997	2,372
Gigabyte Technology Co. Ltd.	1,368,271	2,291
Hota Industrial Manufacturing Co. Ltd.	583,323	2,288
Elan Microelectronics Corp.	797,545	2,240
Bizlink Holding Inc.	304,651	2,226
Mitac Holdings Corp.	2,310,551	2,199
International Games System Co. Ltd.	136,213	2,172
Chilisin Electronics Corp.	560,440	2,155
TCI Co. Ltd.	287,067	2,113
China Petrochemical Development Corp.	7,692,330	2,050
King Slide Works Co. Ltd.	176,675	2,040
eMemory Technology Inc.	193,000	2,038
Tong Hsing Electronic Industries Ltd.	409,961	2,021
Lotes Co. Ltd.	192,120	1,970
Huaku Development Co. Ltd.	648,499	1,915
Clevo Co.	1,678,944	1,906
Global Unichip Corp.	243,649	1,887
Grape King Bio Ltd.	297,000	1,876
Tong Yang Industry Co. Ltd.	1,321,919	1,852
General Interface Solution Holding Ltd.	560,000	1,839
WT Microelectronics Co. Ltd.	1,442,377	1,824
Wistron NeWeb Corp.	783,495	1,811
Goldsun Building Materials Co. Ltd.	3,632,591	1,761
Cheng Loong Corp.	2,709,920	1,761
St. Shine Optical Co. Ltd.	129,419	1,754
Shin Zu Shing Co. Ltd.	362,000	1,749
Taiwan Paiho Ltd.	670,183	1,735
Tung Ho Steel Enterprise Corp.	2,287,150	1,702
China Steel Chemical Corp.	427,853	1,694
Visual Photonics Epitaxy Co. Ltd.	516,455	1,686
Kinpo Electronics	3,633,196	1,682
Asia Optical Co. Inc.	591,000	1,666
LandMark Optoelectronics Corp.	195,600	1,655
Getac Technology Corp.	1,006,000	1,642
HannStar Display Corp.	6,650,810	1,635
ChipMOS Technologies Inc.	1,648,494	1,613
YFY Inc.	3,735,000	1,612
Topco Scientific Co. Ltd.	448,793	1,591
* TaiMed Biologics Inc.	522,000	1,588
Sunny Friend Environmental Technology Co. Ltd.	181,000	1,587
* PharmaEssentia Corp.	460,168	1,579
Pixart Imaging Inc.	299,920	1,577
Jentech Precision Industrial Co. Ltd.	231,698	1,569
Shinkong Synthetic Fibers Corp.	4,072,416	1,554
Sercomm Corp.	640,000	1,554
Run Long Construction Co. Ltd.	782,000	1,533
Primax Electronics Ltd.	888,000	1,532
Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,525
Jih Sun Financial Holdings Co. Ltd.	4,617,818	1,521
Unitech Printed Circuit Board Corp.	1,566,672	1,516
Yulon Finance Corp.	414,000	1,507
TSRC Corp.	1,984,046	1,506
TTY Biopharm Co. Ltd.	582,987	1,503
Cub Elecparts Inc.	212,205	1,500
Chong Hong Construction Co. Ltd.	541,493	1,500
Cheng Uei Precision Industry Co. Ltd.	1,114,000	1,442
Brighton-Best International Taiwan Inc.	1,565,000	1,442

Wafer Works Corp.	1,362,552	1,441
Chunghwa Precision Test Tech Co. Ltd.	50,000	1,436
Everlight Electronics Co. Ltd.	1,136,725	1,411
* Mercuries Life Insurance Co. Ltd.	3,423,720	1,404
Advanced Ceramic X Corp.	141,000	1,401
* United Renewable Energy Co. Ltd.	5,812,044	1,391
Coretronic Corp.	1,157,000	1,388
Sitronix Technology Corp.	275,282	1,385
* Grand Pacific Petrochemical	2,425,928	1,358
Charoen Pokphand Enterprise	651,000	1,354
Greatek Electronics Inc.	861,000	1,329
Ardentec Corp.	1,431,851	1,279
Center Laboratories Inc.	732,756	1,265
momo.com Inc.	125,000	1,255
A-DATA Technology Co. Ltd.	543,915	1,254
Arcadyan Technology Corp.	476,737	1,225
Sigurd Microelectronics Corp.	1,081,822	1,219
Lung Yen Life Service Corp.	598,000	1,217
Wisdom Marine Lines Co. Ltd.	1,305,098	1,214
President Securities Corp.	2,589,005	1,205
Cathay Real Estate Development Co. Ltd.	1,784,000	1,205
Kinsus Interconnect Technology Corp.	783,282	1,204
Sanyang Motor Co. Ltd.	1,791,037	1,202
Holy Stone Enterprise Co. Ltd.	371,769	1,201
Prince Housing & Development Corp.	3,328,183	1,192
Foxsemicon Integrated Technology Inc.	210,400	1,191
Sporton International Inc.	180,533	1,184
Cleanaway Co. Ltd.	223,000	1,165
Egis Technology Inc.	178,000	1,155
* XinTec Inc.	449,000	1,144
Advanced Wireless Semiconductor Co.	381,000	1,122
Tainan Spinning Co. Ltd.	3,331,674	1,120
Systex Corp.	415,000	1,109
Farglory Land Development Co. Ltd.	829,854	1,103
TXC Corp.	769,877	1,102
Supreme Electronics Co. Ltd.	1,006,000	1,081
Machvision Inc.	85,591	1,080
Taiwan Cogeneration Corp.	990,903	1,060
Yieh Phui Enterprise Co. Ltd.	3,478,910	1,046
Career Technology MFG. Co. Ltd.	1,069,867	1,041
Taiwan FamilyMart Co. Ltd.	144,000	1,038
USI Corp.	2,482,784	1,026
Mercuries & Associates Holding Ltd.	1,367,102	1,019
Longchen Paper & Packaging Co. Ltd.	2,248,989	1,016
Via Technologies Inc.	980,000	1,003
Nantex Industry Co. Ltd.	997,000	993
Ennoconn Corp.	133,671	992
* Asia Pacific Telecom Co. Ltd.	3,821,892	989
Hung Sheng Construction Ltd.	1,307,776	987
AURAS Technology Co. Ltd.	185,000	984
Yungtay Engineering Co. Ltd.	487,000	981
Aten International Co. Ltd.	351,260	973
Wah Lee Industrial Corp.	526,883	966
China Man-Made Fiber Corp.	3,891,908	963
Faraday Technology Corp.	599,000	962
Test Research Inc.	533,371	956
Kenda Rubber Industrial Co. Ltd.	1,001,016	955

Chlitina Holding Ltd.	142,750	954
Chin-Poon Industrial Co. Ltd.	945,072	948
Holtek Semiconductor Inc.	437,279	942
Taiwan TEA Corp.	1,742,293	911
Taiwan Semiconductor Co. Ltd.	621,000	910
BES Engineering Corp.	3,729,468	903
Taiwan Styrene Monomer	1,400,579	891
SDI Corp.	437,000	890
Formosa International Hotels Corp.	174,841	883
Syncmold Enterprise Corp.	299,750	875
Kung Long Batteries Industrial Co. Ltd.	173,000	865
Pharmally International Holding Co. Ltd.	124,271	862
Kindom Development Co. Ltd.	913,000	850
YungShin Global Holding Corp.	578,647	847
Chung-Hsin Electric & Machinery Manufacturing Corp.	946,625	845
UPC Technology Corp.	2,505,065	839
Nan Ya Printed Circuit Board Corp.	590,000	834
AcBel Polytech Inc.	1,087,000	829
Sinyi Realty Inc.	840,465	826
Lite-On Semiconductor Corp.	608,977	821
Flytech Technology Co. Ltd.	343,845	821
Xxentria Technology Materials Corp.	403,776	818
Wei Chuan Foods Corp.	1,133,835	817
Dynapack International Technology Corp.	369,299	806
Asia Vital Components Co. Ltd.	724,337	801
Rexon Industrial Corp. Ltd.	376,000	799
Topkey Corp.	186,000	791
Ton Yi Industrial Corp.	2,196,000	790
* CMC Magnetics Corp.	2,935,254	785
Ginko International Co. Ltd.	129,200	785
* Yang Ming Marine Transport Corp.	3,481,650	775
Namchow Holdings Co. Ltd.	473,000	773
Elite Semiconductor Memory Technology Inc.	691,000	772
YC INOX Co. Ltd.	915,174	770
Elite Advanced Laser Corp.	366,607	764
TaiDoc Technology Corp.	160,000	760
Lealea Enterprise Co. Ltd.	2,539,849	751
Depo Auto Parts Ind Co. Ltd.	398,313	750
Taiwan PCB Techvest Co. Ltd.	690,102	750
D-Link Corp.	1,645,407	744
Test Rite International Co. Ltd.	1,084,725	736
China General Plastics Corp.	1,171,608	734
Radium Life Tech Co. Ltd.	2,165,910	729
Darfon Electronics Corp.	580,000	727
Pan Jit International Inc.	919,000	720
Nichidenbo Corp.	460,000	717
Soft-World International Corp.	268,520	716
* PChome Online Inc.	243,082	712
Pan-International Industrial Corp.	1,072,595	710
China Metal Products	712,515	708
Johnson Health Tech Co. Ltd.	293,283	704
OptoTech Corp.	953,406	694
Hsin Kuang Steel Co. Ltd.	665,569	694
* Lotus Pharmaceutical Co. Ltd.	228,000	683
* AmTRAN Technology Co. Ltd.	2,016,692	682
Chaun-Choung Technology Corp.	100,000	678
Gourmet Master Co. Ltd.	201,789	678

Kinik Co.	322,000	678
Hu Lane Associate Inc.	219,000	673
Global Mixed Mode Technology Inc.	180,199	673
Roo Hsing Co. Ltd.	1,937,000	660
* Ritek Corp.	3,429,238	659
Ho Tung Chemical Corp.	2,471,362	648
ScinoPharm Taiwan Ltd.	750,891	644
* HannsTouch Solution Inc.	1,555,329	637
Evergreen International Storage & Transport Corp.	1,391,502	633
* Gemtek Technology Corp.	814,115	632
Alpha Networks Inc.	938,827	625
Zeng Hsing Industrial Co. Ltd.	147,000	624
Newmax Technology Co. Ltd.	271,000	624
* Shining Building Business Co. Ltd.	1,928,675	622
Adlink Technology Inc.	408,254	621
Sampo Corp.	949,048	620
Gloria Material Technology Corp.	1,068,023	615
Rich Development Co. Ltd.	1,847,000	609
FocalTech Systems Co. Ltd.	727,398	604
Firich Enterprises Co. Ltd.	575,924	604
Concraft Holding Co. Ltd.	137,520	599
Taiflex Scientific Co. Ltd.	406,594	595
Darwin Precisions Corp.	1,236,000	591
* Orient Semiconductor Electronics Ltd.	1,358,197	581
* Taigen Biopharmaceuticals Holdings Ltd.	811,723	576
TA-I Technology Co. Ltd.	277,500	573
Rechi Precision Co. Ltd.	786,668	570
Lextar Electronics Corp.	1,019,000	558
Everlight Chemical Industrial Corp.	1,107,649	555
Alchip Technologies Ltd.	74,000	554
Brogent Technologies Inc.	101,293	553
Huang Hsiang Construction Corp.	452,051	540
* Medigen Biotechnology Corp.	302,680	536
Formosan Rubber Group Inc.	856,089	536
Ta Ya Electric Wire & Cable	1,435,857	531
Posiflex Technology Inc.	159,822	527
IEI Integration Corp.	313,716	520
* Taiwan Land Development Corp.	1,974,969	511
Swancor Holding Co. Ltd.	199,000	509
Casetek Holdings Ltd.	365,953	508
* Unizyx Holding Corp.	907,000	507
Iron Force Industrial Co. Ltd.	151,000	504
* Microbio Co. Ltd.	1,094,562	503
Asia Polymer Corp.	1,031,659	501
* CSBC Corp. Taiwan	618,606	500
ITE Technology Inc.	373,418	499
L&K Engineering Co. Ltd.	498,000	495
Bank of Kaohsiung Co. Ltd.	1,534,154	493
China Chemical & Pharmaceutical Co. Ltd.	690,000	478
* Federal Corp.	1,226,505	476
Li Peng Enterprise Co. Ltd.	2,135,915	471
Li Cheng Enterprise Co. Ltd.	344,183	471
* Gold Circuit Electronics Ltd.	941,280	468
CyberTAN Technology Inc.	908,571	461
KEE TAI Properties Co. Ltd.	1,169,740	461
Sunplus Technology Co. Ltd.	1,160,000	458
Quanta Storage Inc.	422,000	455

	Hong Pu Real Estate Development Co. Ltd.	589,195	439
	WUS Printed Circuit Co. Ltd.	460,395	434
	Sonix Technology Co. Ltd.	421,000	433
	PharmaEngine Inc.	227,102	414
	Cyberlink Corp.	123,076	409
	TYC Brother Industrial Co. Ltd.	472,710	402
	Globe Union Industrial Corp.	713,675	401
	Senao International Co. Ltd.	378,000	398
	Basso Industry Corp.	253,000	397
	Wowprime Corp.	170,761	396
	Altek Corp.	588,250	396
	Lingsen Precision Industries Ltd.	1,098,000	393
	Sincere Navigation Corp.	804,970	390
*	Yeong Guan Energy Technology Group Co. Ltd.	204,000	385
*	Dynamic Electronics Co. Ltd.	768,468	385
	CHC Healthcare Group	307,727	384
*	Concord Securities Co. Ltd.	1,586,720	384
	Ichia Technologies Inc.	733,000	381
	Advanced International Multitech Co. Ltd.	297,000	370
*	Tung Thih Electronic Co. Ltd.	184,000	368
*	Etron Technology Inc.	1,184,947	361
	Tyntek Corp.	830,250	360
	China Electric Manufacturing Corp.	914,200	346
	Taiyen Biotech Co. Ltd.	323,877	340
	Tong-Tai Machine & Tool Co. Ltd.	623,429	333
	Weltrend Semiconductor	429,753	332
	Infortrend Technology Inc.	768,885	327
	Global Brands Manufacture Ltd.	682,045	326
	Chung Hwa Pulp Corp.	1,126,135	322
	Kuo Toong International Co. Ltd.	546,662	320
*	Silicon Integrated Systems Corp.	1,272,945	309
	Jess-Link Products Co. Ltd.	301,100	297
	Toung Loong Textile Manufacturing	240,000	288
	Zinwell Corp.	465,099	285
*	Elitegroup Computer Systems Co. Ltd.	697,647	281
*	Gigasolar Materials Corp.	68,600	278
*	Motech Industries Inc.	1,155,059	277
	Ability Enterprise Co. Ltd.	550,099	262
	Vivotek Inc.	91,699	250
*	Unity Opto Technology Co. Ltd.	1,211,000	247
*	AGV Products Corp.	1,079,425	245
	Long Bon International Co. Ltd.	515,300	237
*	Gigastorage Corp.	599,877	233
*	ALI Corp.	425,281	221
	FSP Technology Inc.	307,428	214
	Nien Hsing Textile Co. Ltd.	311,611	211
*	Phihong Technology Co. Ltd.	728,618	209
	Sheng Yu Steel Co. Ltd.	244,000	156
	Hannstar Board Corp.	122,000	150
	Innodisk Corp.	16,000	92
	Marketech International Corp.	28,000	73
	Chia Hsin Cement Corp.	55,000	37
	Fulgent Sun International Holding Co. Ltd.	6,000	26
	Taiwan Sakura Corp.	7,000	11
*,§	E-Ton Solar Tech Co. Ltd.	206,307	10
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—

*,§	XPEC Entertainment Inc.	125,457	—
			474,454
Thailand (1.4%)
	Tisco Financial Group PCL (Foreign)	1,182,150	3,889
	Kiatnakin Bank PCL	1,621,705	3,534
	Jasmine Broadband Internet Infrastructure Fund (Foreign)	10,641,765	3,329
	Thanachart Capital PCL (Foreign)	1,908,195	3,165
	Srisawad Corp. PCL (Foreign)	1,271,426	3,030
	Bangchak Corp. PCL (Foreign)	3,231,300	2,571
	Thailand Future Fund (Foreign)	6,372,100	2,554
	BTS Rail Mass Transit Growth Infrastructure Fund (Foreign)	7,711,976	2,501
	Robinson PCL	1,314,800	2,266
^	WHA Corp. PCL (Foreign)	20,498,092	2,081
	Carabao Group PCL	702,700	1,986
	Hana Microelectronics PCL (Foreign)	1,640,846	1,841
	Siam Global House PCL	3,850,101	1,740
	WHA Premium Growth Freehold & Leasehold Real Estate (Foreign)	3,195,000	1,733
	Supalai PCL (Foreign)	3,226,950	1,669
	CH Karnchang PCL	2,577,200	1,630
	VGI PCL (Foreign)	5,760,112	1,619
^	TOA Paint Thailand PCL (Foreign)	1,377,000	1,577
	Bangkok Chain Hospital PCL	3,087,948	1,527
	Jasmine International PCL (Foreign)	9,439,188	1,521
^	Tisco Financial Group PCL	443,150	1,458
	TTW PCL (Foreign)	3,228,100	1,436
^	Quality Houses PCL	17,394,833	1,378
	AEON Thana Sinsap Thailand PCL (Foreign)	261,900	1,366
	Chularat Hospital PCL	15,537,560	1,339
	Tipco Asphalt PCL (Foreign)	1,900,700	1,255
^	Bangkok Land PCL	32,479,200	1,239
	KCE Electronics PCL (Foreign)	2,081,700	1,238
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT (Foreign)	2,916,000	1,206
^	Sino-Thai Engineering & Construction PCL (Foreign)	2,500,015	1,202
	TPI Polene PCL (Foreign)	23,400,700	1,178
	Thai Vegetable Oil PCL (Foreign)	1,223,700	1,149
	CK Power PCL (Foreign)	8,864,431	1,130
	Major Cineplex Group PCL	1,648,844	1,116
^	Star Petroleum Refining PCL (Foreign)	4,050,600	1,095
	Amata Corp. PCL (Foreign)	2,078,300	1,080
	MBK PCL	1,641,200	1,044
	TPI Polene Power PCL	7,198,900	992
	MK Restaurants Group PCL (Foreign)	443,800	984
	Sri Trang Agro-Industry PCL (Foreign)	2,355,523	975
	Asian Property Development PCL (Foreign)	4,319,956	953
	BCPG PCL (Foreign)	1,688,000	856
	Gunkul Engineering PCL (Foreign)	10,164,583	854
	Banpu Power PCL (Foreign)	1,796,900	847
^	Central Plaza Hotel PCL (Foreign)	1,178,490	817
^	Thanachart Capital PCL NVDR	484,900	804
*	Srisawad Corp. PCL	335,200	799
	Sansiri PCL (Foreign)	24,660,000	787
^	Thaifoods Group PCL	5,230,200	754
^	Esso Thailand PCL	3,343,300	715
	Plan B Media PCL	3,738,100	709
	SPCG PCL	1,093,700	700
	Pruksa Holding PCL Class F	1,551,000	699
^	Ratchthani Leasing PCL	3,781,900	657

	PTG Energy PCL (Foreign)	1,361,307	601
	GFPT PCL	1,508,300	598
^	Super Energy Corp. PCL	31,563,700	514
	VGI PCL	1,808,900	508
^	Thoresen Thai Agencies PCL	4,199,441	488
	U City PCL	9,790,848	473
	AP Thailand PCL	2,127,300	469
	Central Plaza Hotel PCL NVDR	670,400	465
^	BEC World PCL (Foreign)	2,753,600	465
§	Pruksa Real Estate PCL	1,063,290	458
	Taokaenoi Food & Marketing PCL	1,551,800	454
	Thonburi Healthcare Group PCL	512,400	422
	LPN Development PCL	2,597,111	404
	Unique Engineering & Construction PCL	1,664,700	379
	Italian-Thai Development PCL (Foreign)	8,191,310	378
	Bangkok Airways PCL	1,935,300	366
	Samart Corp. PCL	1,483,221	354
	Univentures PCL	2,356,788	348
	Origin Property PCL	1,542,750	322
	Workpoint Entertainment PCL	715,400	287
	Supalai PCL NVDR	518,650	268
*	Group Lease PCL NVDR	2,033,100	265
^	Beauty Community PCL	3,369,400	241
*	Bangchak Corp. PCL	291,100	232
	Thaicom PCL (Foreign)	1,859,840	224
^	TTW PCL NVDR	490,400	218
*	Precious Shipping PCL (Foreign)	1,129,000	207
	Sino-Thai Engineering & Construction PCL NVDR	424,200	204
*	CK Power PCL	1,316,200	168
*	Precious Shipping PCL NVDR	686,000	126
	Cal-Comp Electronics Thailand PCL	2,212,516	125
*	Jasmine Broadband Internet Infrastructure Fund	377,000	118
^	Italian-Thai Development PCL NVDR	2,448,500	113
*	BTS Rail Mass Transit Growth Infrastructure Fund	231,900	75
	AEON Thana Sinsap Thailand PCL	6,500	34
	WHA Premium Growth Freehold & Leasehold Real Estate	53,600	29
*	Pruksa Holding PCL	62,700	28
	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	21
	TPI Polene PCL	230,000	12
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	6
*	Group Lease PCL	19,278	3
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	2
*,§	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	—
			92,047
Turkey (0.4%)
	Turkiye Halk Bankasi AS	1,716,530	1,984
	Ulker Biskuvi Sanayi AS	425,152	1,656
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,240,791	1,460
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,878,868	1,353
*	Sok Marketler Ticaret AS	715,983	1,295
	Soda Sanayii AS	1,104,140	1,228
*	Pegasus Hava Tasimaciligi AS	99,583	1,139
*,2	Mavi Giyim Sanayi Ve Ticaret AS	99,731	946
	AG Anadolu Grubu Holding AS	280,976	939
*	Koza Anadolu Metal Madencilik Isletmeleri AS	517,705	915
2	Enerjisa Enerji AS	665,156	901

	Dogan Sirketler Grubu Holding AS	2,612,860	889
*	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	726
	Trakya Cam Sanayii AS	1,075,644	724
*	Bera Holding AS	849,707	626
*,2	MLP Saglik Hizmetleri AS	210,306	611
	Otokar Otomotiv Ve Savunma Sanayi A.S.	20,510	557
*	Migros Ticaret AS	129,881	545
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	363,075	512
*	Vestel Elektronik Sanayi ve Ticaret AS	211,248	490
	Sasa Polyester Sanayi AS	351,177	477
*	Aksa Enerji Uretim AS Class B	659,855	449
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	271,050	448
*	Logo Yazilim Sanayi Ve Ticaret AS	40,163	417
	Aygaz AS	188,360	416
	Aksa Akrilik Kimya Sanayii AS	176,167	415
	Kordsa Teknik Tekstil AS	163,320	384
*	Gubre Fabrikalari TAS	221,264	379
	Aksigorta AS	330,474	377
*	Is Gayrimenkul Yatirim Ortakligi AS	1,179,726	369
*	Turk Traktor ve Ziraat Makineleri AS	36,094	364
	Alarko Holding AS	348,791	360
	EGE Endustri VE Ticaret AS	3,151	355
	Anadolu Cam Sanayii AS	444,334	351
*	Albaraka Turk Katilim Bankasi AS	1,152,080	325
*	Zorlu Enerji Elektrik Uretim AS	1,119,510	310
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	428,961	299
	Polisan Holding AS	485,573	275
*	Tat Gida Sanayi AS	209,678	255
*	Sekerbank Turk AS	1,091,007	254
*	Cimsa Cimento Sanayi VE Ticaret AS	130,933	216
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	433,713	215
	Akcansa Cimento AS	109,885	195
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	118,043	189
	Adana Cimento Sanayii TAS Class A	115,637	184
	Dogus Otomotiv Servis ve Ticaret AS	89,519	180
*	NET Holding AS	443,345	179
*	Konya Cimento Sanayii AS	2,221	103
*,§	Asya Katilim Bankasi AS	975,452	—
			28,236
United Arab Emirates (0.1%)
	GFH FINANCIAL GROUP BSC	7,779,644	1,818
	Arabtec Holding PJSC	2,059,917	560
	Deyaar Development PJSC	3,965,379	380
	DXB Entertainments PJSC	6,984,931	357
*	RAK Properties PJSC	2,704,665	342
	Union Properties PJSC	5,902,084	322
*	Eshraq Investments PJSC	3,488,894	289
*,§	Drake & Scull International PJSC	1,238,097	125
			4,193
United Kingdom (11.8%)
	Intermediate Capital Group plc	772,938	17,727
	UNITE Group plc	797,017	13,383
	HomeServe plc	760,705	12,855
	Spectris plc	321,923	11,209
	Vistry Group plc	603,325	10,983
	IWG plc	1,861,912	10,839

Electrocomponents plc	1,237,025	10,807
Dechra Pharmaceuticals plc	277,088	10,383
SSP Group plc	1,220,867	10,362
Beazley plc	1,449,921	10,348
2 Network International Holdings plc	1,241,299	9,937
Rotork plc	2,418,149	9,689
WH Smith plc	305,946	9,638
Britvic plc	734,070	8,957
Capita plc	4,613,760	8,853
IG Group Holdings plc	1,009,227	8,837
Great Portland Estates plc	712,652	8,759
Signature Aviation plc	2,278,058	8,736
Tritax Big Box REIT plc	4,736,451	8,729
Man Group plc	4,129,958	8,370
Greggs plc	277,486	8,246
2 Avast plc	1,463,542	8,220
TP ICAP plc	1,568,079	8,200
2 Sophos Group plc	1,103,685	8,108
2 Trainline plc	1,286,211	8,003
2 Countryside Properties plc	1,241,460	7,985
Games Workshop Group plc	90,501	7,910
Diploma plc	307,127	7,908
Close Brothers Group plc	418,469	7,812
Hays plc	3,747,889	7,665
Genus plc	181,368	7,368
Shaftesbury plc	620,838	7,367
Grafton Group plc	605,235	7,348
QinetiQ Group plc	1,543,655	7,171
Primary Health Properties plc	3,401,072	7,065
* Serco Group plc	3,362,289	7,014
LondonMetric Property plc	2,303,841	6,927
National Express Group plc	1,172,619	6,915
UDG Healthcare plc	692,566	6,850
Assura plc	6,666,352	6,845
Aggreko plc	665,892	6,760
Cranswick plc	142,541	6,720
Balfour Beatty plc	1,907,403	6,682
Royal Mail plc	2,553,633	6,675
Big Yellow Group plc	429,490	6,673
Redrow plc	632,463	6,628
Victrex plc	227,059	6,626
Hammerson plc	2,134,694	6,569
Capital & Counties Properties plc	2,044,064	6,559
Grainger plc	1,668,810	6,516
2 John Laing Group plc	1,373,443	6,424
Moneysupermarket.com Group plc	1,447,198	6,212
Safestore Holdings plc	577,248	6,145
Savills plc	369,410	6,056
Workspace Group plc	372,085	5,968
Bodycote plc	520,745	5,877
OneSavings Bank plc	1,038,716	5,841
Jupiter Fund Management plc	1,146,962	5,819
Ultra Electronics Holdings plc	192,730	5,740
Marshalls plc	550,642	5,738
William Hill plc	2,434,701	5,560
* Firstgroup plc	3,373,552	5,503
Lancashire Holdings Ltd.	556,876	5,499

	Centamin plc	3,045,005	5,461
	Mediclinic International plc	1,086,336	5,284
	Domino's Pizza Group plc	1,295,327	5,276
2	Ascential plc	1,095,466	5,266
	Softcat plc	343,330	5,228
	Pagegroup plc	867,793	5,228
	Dixons Carphone plc	2,791,790	4,989
	Pets at Home Group plc	1,324,201	4,924
	Spirent Communications plc	1,684,100	4,920
	Paragon Banking Group plc	702,698	4,709
	Computacenter plc	197,887	4,682
	Crest Nicholson Holdings plc	700,409	4,617
*	EI Group plc	1,185,921	4,453
	Future plc	261,242	4,409
*,2	Wizz Air Holdings plc	79,152	4,363
	Provident Financial plc	704,799	4,318
	Hill & Smith Holdings plc	228,328	4,271
	Daily Mail & General Trust plc	391,901	4,206
	Dunelm Group plc	272,136	4,170
	Synthomer plc	924,152	4,116
2	Ibstock plc	1,071,053	4,109
	C&C Group plc (XDUB)	852,933	4,032
	Greencore Group plc	1,240,431	4,013
	Essentra plc	723,614	3,996
	Rathbone Brothers plc	153,524	3,982
	J D Wetherspoon plc	194,071	3,970
	Drax Group plc	1,107,716	3,968
	Coats Group plc	3,955,121	3,944
	Brewin Dolphin Holdings plc	801,724	3,811
	Playtech plc	834,340	3,793
	Polypipe Group plc	523,966	3,740
	AJ Bell plc	713,204	3,668
*	Cairn Energy plc	1,628,726	3,638
	Plus500 Ltd.	296,913	3,491
	IntegraFin Holdings plc	533,687	3,479
	Petrofac Ltd.	745,202	3,428
	Vesuvius plc	591,779	3,399
*	Frasers Group plc	521,233	3,241
	Telecom Plus plc	162,641	3,238
	Go-Ahead Group plc	120,101	3,237
	Morgan Advanced Materials plc	782,050	3,217
	Rhi Magnesita NV	76,102	3,203
	St. Modwen Properties plc	492,057	3,197
*	Mitchells & Butlers plc	602,777	3,179
*,^	Premier Oil plc	2,301,956	3,039
2	McCarthy & Stone plc	1,549,277	3,017
	Sanne Group plc	379,216	3,008
*	Just Group plc	2,865,799	2,947
	TalkTalk Telecom Group plc	1,875,792	2,931
	Chemring Group plc	771,497	2,768
	Elementis plc	1,593,725	2,686
	Hyve Group plc	2,008,613	2,609
	Tullow Oil plc	3,895,980	2,584
	Cairn Homes plc (XLON)	1,890,130	2,560
	Senior plc	1,159,570	2,552
	Marston's plc	1,755,687	2,430
2	Equiniti Group plc	897,644	2,423

	Picton Property Income Ltd.	1,680,688	2,263
	Restaurant Group plc	1,330,267	2,261
	Keller Group plc	199,971	2,200
	UK Commercial Property REIT Ltd.	1,897,614	2,171
2	Airtel Africa plc	2,247,951	2,164
	NewRiver REIT plc	860,128	2,134
	BMO Commercial Property Trust	1,455,361	2,121
	Vectura Group plc	1,710,471	2,120
	Bank of Georgia Group plc	105,564	2,108
	NCC Group plc	731,615	2,073
2	Hastings Group Holdings plc	852,785	2,026
	Stagecoach Group plc	1,119,474	2,015
	SIG plc	1,638,696	1,998
	Hansteen Holdings plc	1,247,434	1,921
	AG Barr plc	228,760	1,827
	Rank Group plc	481,356	1,814
	Mitie Group plc	1,023,310	1,790
	Helical plc	282,329	1,785
	Saga plc	3,080,508	1,700
	Hunting plc	405,846	1,639
	TBC Bank Group plc	98,216	1,607
	Hochschild Mining plc	722,308	1,605
	Ferrexpo plc	829,244	1,522
	RPS Group plc	634,897	1,457
*	Sirius Minerals plc	18,828,343	1,360
*,^	Metro Bank plc	447,743	1,355
	PZ Cussons plc	529,051	1,348
2	Spire Healthcare Group plc	775,278	1,343
	888 Holdings plc	748,491	1,330
	Northgate plc	372,823	1,310
	International Personal Finance plc	615,008	1,279
	Redefine International plc	715,064	1,247
	Stobart Group Ltd.	900,535	1,211
	Halfords Group plc	554,060	1,196
	Schroder REIT Ltd.	1,647,900	1,147
*	Georgia Capital plc	102,590	1,089
	AA plc	1,716,509	1,084
	Devro plc	470,790	1,064
^,2	Aston Martin Lagonda Global Holdings plc	161,315	1,062
	Dignity plc	138,916	1,049
	GoCo Group plc	848,332	1,046
	Card Factory plc	884,821	1,033
*	Indivior plc	2,057,843	1,029
	Superdry plc	187,976	949
*	Premier Foods plc	1,947,622	930
*	AO World plc	808,244	818
	Renewi plc	1,717,415	807
2	Bakkavor Group plc	411,423	737
2	CMC Markets plc	318,613	659
	Galliford Try Holdings plc	298,920	588
	De La Rue plc	304,558	563
^	Intu Properties plc	2,500,980	562
2	Finablr plc	492,168	536
	Pharos Energy plc	861,092	517
	N Brown Group plc	433,130	468
2	Funding Circle Holdings plc	405,182	427
*,2	Alfa Financial Software Holdings plc	266,476	343

2	Amigo Holdings plc			387,247	297
	Ted Baker plc			81,040	240
	C&C Group plc (XLON)			12,115	57
*,§	Thomas Cook Group plc			2,669,298	—
*,^,§	Afren plc			1,404,272	—
*,§	Carillion plc			961,048	—
					798,936
Total Common Stocks (Cost $6,726,699)					6,730,192
		Coupon
Temporary Cash Investments (4.9%)1
Money Market Fund (4.8%)
3,4 Vanguard Market Liquidity Fund		1.730%		3,270,748	327,140

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill		1.527%-1.541%	4/30/20	4,650	4,633
Total Temporary Cash Investments (Cost $331,701)					331,773
Total Investments (104.1%) (Cost $7,058,400)					7,061,965
Other Assets and Liabilities-Net (-4.1%)4					(278,452)
Net Assets (100%)					6,783,513

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $281,867,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $307,196,000, representing 4.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $305,585,000 was received for securities on loan, of which $304,763,000 is held in Vanguard Market
Liquidity Fund and $822,000 is held in cash.
5 Securities with a value of $3,380,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index				March 2020	357	14,408	(429)
MSCI Emerging Markets Index				March 2020	274	14,386	(942)
E-mini Russell 2000 Index				March 2020	162	13,079	(318)
Topix Index				March 2020	72	11,157	(226)
							(1,915)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/2/20	EUR	8,364	USD	9,370	—	(58)
Barclays
Bank plc	4/2/20	JPY	390,538	USD	3,619	—	(2)
						—	(60)

EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

FTSE All-World ex-US Small-Cap Index Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

FTSE All-World ex-US Small-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,117,129	10,398	—
Common Stocks—Other	38,525	5,555,112	9,028
Temporary Cash Investments	327,140	4,633	—
Futures Contracts—Assets[1]	68	—	—
Futures Contracts—Liabilities[1]	(1,153)	—	—
Forward Currency Contracts—Liabilities	—	(60)	—
Total	1,481,709	5,570,083	9,028
1 Represents variation margin on the last day of the reporting period.